As filed with the Securities and Exchange Commission on October 9, 2026

Securities Act File No. 333-240059

1940 Act File No. 811-03373

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 156	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 157	[X]

(Check appropriate box or boxes.)

SEGALL BRYANT & HAMILL TRUST

(Exact name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Maggie Bull, Secretary

Segall Bryant & Hamill Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

3400 Walnut Street, Suite 700

Denver, CO 80205

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on _____________, pursuant to paragraph (b)
[X]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus     Subject to Completion    October __, 2026

Segall Bryant & Hamill Plus Bond Fund

(Ticker Symbol: ETF Class – [         ])

Segall Bryant & Hamill Municipal Opportunities Fund

(Ticker Symbol: ETF Class – [       ])

Primary Listing Exchange for the ETF Class of the Funds: [NYSE Arca]

PROSPECTUS
[      ], 2026

This prospectus describes the ETF Class shares of each Fund. The Funds’ ETF Class shares are listed on a national securities exchange and, unlike mutual fund shares, are not individually redeemable. In addition to the ETF Class shares, each Fund also offers an Institutional Class and a Retail Class which are offered in a separate prospectus. An investment in a Fund’s ETF Class shares is not an investment in a mutual fund.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS [to be updated by subsequent amendment]

SUMMARY SECTIONS	1
Segall Bryant & Hamill Plus Bond Fund	1
Segall Bryant & Hamill Municipal Opportunities Fund	7
Summary of Other Important Information Regarding Fund Shares	13
ADDITIONAL INFORMATION ABOUT THE FUNDS	14
Additional Investment Strategies and General Portfolio Policies	14
GENERAL PORTFOLIO POLICIES	15
Principal and Non-Principal Risks of the Funds	16
HOW TO INVEST AND OBTAIN INFORMATION	23
How to Contact SBH Funds	23
Portfolio Holdings Disclosure Policy	23
MULTI-CLASS FUND STRUCTURE	24
ACCOUNT INFORMATION	25
DIVIDENDS, DISTRIBUTIONS AND TAXES	28
MANAGEMENT OF THE FUNDS	33
FINANCIAL HIGHLIGHTS	36
APPENDIX - BOND RATING CATEGORIES	37

SUMMARY SECTIONS

Segall Bryant & Hamill Plus Bond Fund

Investment Objective

The Segall Bryant & Hamill Plus Bond Fund (the “SBH Plus Bond Fund” or “Fund”) seeks to achieve long-term total rate of return consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		ETF Class
Management Fees		0.35%
Distribution (12b-1) Fees		None
Other Expenses		[ ]%
Shareholder service fee(1)	[___]%
All other expenses(2)	[ ]%
Total Annual Fund Operating Expenses		[___]%
Fee Waivers and/or Expense Reimbursements(3)		([ ])%
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements(3)		[___]%

(1)

The ETF Class of the Fund may pay a fee at an annual rate of up to [___]% of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	Because the ETF Class shares of the Fund recently launched, the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.

(3)

[Segall Bryant & Hamill, LLC (d/b/a CI SBH Asset Management) (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least [April 30, 2028], to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than [___]% for the Fund’s ETF Class for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.]

Example

This Example is intended to help you compare the cost of investing in the Fund’s ETF Class with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ETF Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses with respect to the ETF Class remain the same. This Example reflects the net operating expenses with expense waivers for the contractual period noted in footnote (2) above and the total operating expenses without expense waivers for years following the end of the contractual agreement. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	One Year	Three Years	Five Years	Ten Years
ETF Class	$[ ]	$[ ]	$[ ]	$[ ]

Your expenses would be the same if you did not redeem your shares.

1

SUMMARY SECTIONS

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies of the Fund

•

The Fund invests 65% or more of its assets in investment-grade debt securities – those rated in the top four rating categories by at least one nationally recognized rating agency, such as Moody’s or Standard & Poor’s (a “Rating Agency”). The dollar-weighted average quality is expected to be “Baa” or better. A “Baa” rating typically is the lowest of the four investment-grade categories. The Fund may invest up to thirty-five percent (35%) of its assets in below investment-grade securities, (also known as “junk” bonds), which are securities rated below investment-grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default.

•

Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in bonds of varying maturities. Bonds for purposes of this limitation include corporate bonds, convertible bonds, government and agency securities, mortgage-backed securities, asset-backed securities, and zero coupon bonds.

•	The Fund may invest up to twenty percent (20%) in equity securities, generally in preferred stocks, but common stocks are allowed.

•	Although the Fund normally focuses on U.S. dollar-denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar-denominated securities.

•

The portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The team seeks to deliver alpha, or risk-adjusted excess return, relative to the Fund’s benchmark, primarily through security and sector selection. However, the team opportunistically uses top-down strategies, such as increasing or decreasing exposure to interest rate changes, when market conditions are compelling.

•

Credit analysis is at the core of the investment process, as the team believes attractively-valued opportunities between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Adviser’s equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.

•

The Fund expects to maintain an effective duration of between 4 and 7 years and an effective maturity of between 7 and 12 years, under normal circumstances. Duration is a measure that indicates the price sensitivity of a fixed-income security to changes in interest rates. It reflects the weighted average time it takes to receive all cash flows (both coupon payments and principal repayment) from a fixed income security. A higher duration means a greater sensitivity to interest rate changes indicating more interest rate risk.

•	Using a collaborative approach grounded in proprietary research, the team constructs a diversified portfolio by issuer to seek to minimize issuer-specific credit risk.

•

Securities may be sold when conditions have changed and the security’s prospects are no longer attractive, the security has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

2

SUMMARY SECTIONS

•

Fixed Income Securities Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund’s income may decline due to a decrease in interest rates.

•

Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the market. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

•

Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

•	Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

•

Exchange Traded Fund Risk: Because shares of ETFs (“ETF Shares”) are traded on an exchange, they are subject to additional risks: The Fund’s ETF Class shares are listed for trading on the Exchange and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Class share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Class shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s ETF Class shares are listed for trading on the Exchange, it is possible that an active trading market may not be maintained.

Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund with respect to ETF Class shares, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). In addition, to the extent that securities held by the Fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF Class shares of the Fund and no other Authorized Participant is able to step forward to create or redeem creation units (“Creation Units”), the Fund’s ETF Class shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

•	ETF Liquidity Risk: Trading of the Fund’s ETF Class shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Class shares may also be halted if (1) the shares are delisted from the Exchange without first being listed on another exchange or (2) the Exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the ETF Class shares may result in the ETF Class shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

•

Credit Risk: An issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund’s portfolio could fall.

3

SUMMARY SECTIONS

•

Corporate Bond Risk: The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in interest rates, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. Corporate bonds are also subject to the credit risk of the issuer, as the issuer of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

•

Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund’s net asset value (“NAV”) will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a two-year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

•

Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund’s share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

•

Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

•

Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as “junk” bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates rise.

•

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities, and by extension, the value of the Fund’s portfolio. Mortgage-backed securities are also subject to pre-payment risk. Due to their often-complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

•

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

•

Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Bar Chart and Performance Tables

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year. The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Retail Class of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus. Returns of the ETF Class shares of the Fund may vary from the returns of the Retail Class shares due to differences in expenses. , The table shows the Fund’s Retail Class’ average annual returns for one-, five-, and ten-years compare with those of a broad-based securities market index. The Fund’s Retail Class’ past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

4

SUMMARY SECTIONS

SBH Plus Bond Fund

Retail Class(1) -Calendar Year Total Returns as of December 31 (%)

[TO BE ADDED]

Highest Quarterly Return: [____] [___]%	Lowest Quarterly Return: [____] [___]%

(1)

As of December 31, 2025, the ETF Class shares of the Fund had not yet launched. Performance shown prior to the inception date of the ETF Class shares is from the Fund's Retail Class shares, a mutual fund class of shares of the Fund not offered in this Prospectus.

The returns above are for the Retail Class of the Fund. The ETF Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The ETF Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2025)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the ETF Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

SBH Plus Bond Fund	1 Year	5 Years	10 Years
Retail Class(1)
Return Before Taxes	[___]%	[___]%	[___]%
Return After Taxes on Distributions	[___]%	[___]%	[___]%
Return After Taxes on Distributions and Sale of Fund Shares	[___]%	[___]%	[___]%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[___]%	[___]%	[___]%

(1)

As of December 31, 2025, the ETF Class shares of the Fund had not yet launched. Performance shown prior to the inception date of the ETF Class shares is from the Fund's Retail Class shares, a mutual fund class of shares of the Fund not offered in this Prospectus.

5

SUMMARY SECTIONS

Management

Investment Adviser

Segall Bryant & Hamill, LLC (d/b/a CI SBH Asset Management)

Portfolio Managers

Names of Portfolio Managers and Titles	Date Began Managing the Fund
Troy A. Johnson, CFA Senior Portfolio Manager – CI SBH Asset Management Portfolio Manager of the Fund	April 30, 2014
Darren G. Hewitson, CFA Senior Portfolio Manager – CI SBH Asset Management Portfolio Manager of the Fund	March 31, 2018
Gregory M. Shea, CFA Senior Portfolio Manager – CI SBH Asset Management Portfolio Manager of the Fund	March 31, 2018

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The Fund’s ETF Class will issue and redeem shares at net asset value (“NAV”) only in large blocks of shares (each block of shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with the Fund’s distributor (the “Distributor”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. When spreads widen or premiums and discounts become larger than usual, particularly during times of market stress, investors may pay significantly more or receive significantly less than the underlying value of the ETF’s shares when they buy or sell in secondary markets.

Individual shares may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares of the Fund are listed for trading on [NYSE Arca] (“[NYSE Arca]” or the “Exchange”) under the ticker symbol [     ].

Because the shares trade at market prices rather than NAV, ETF Class shares of the Fund may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

The ETF Class of the Fund’s bid-ask spread, net asset value, market price, and premiums and discounts will be disclosed on the Fund’s website at https://cisbh.com/funds/etfs.

Tax Information

The Fund’s distributions may be taxed as ordinary income, capital gains, section 199A dividends or qualified dividend income, unless you are investing through a tax-qualified account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Withdrawals from such a tax-qualified investment plan will be subject to special tax rules. Special rules will apply to distributions paid to shareholders who are foreign persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

SUMMARY SECTIONS

Segall Bryant & Hamill Municipal Opportunities Fund

Investment Objective

The Segall Bryant & Hamill Municipal Opportunities Fund (the “SBH Municipal Opportunities Fund” or “Fund”) seeks income exempt from Federal income taxes.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the ETF Class of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		ETF Class
Management Fees		0.35%
Distribution (12b-1) Fees		None
Other Expenses		[]%
Shareholder service fee(1)	[___]%
All other expenses(2)	[]%
Total Annual Fund Operating Expenses		[]%
Fee Waivers and/or Expense Reimbursements(3)		([])%
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements(3)		[___]%

(1)

The ETF Class of the Fund may pay a fee at an annual rate of up to [___]% of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	Because the ETF Class shares of the Fund recently launched, the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.

3)

[Segall Bryant & Hamill, LLC (d/b/a CI SBH Asset Management) (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least [April 30, 2028], to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than [___]% for the Fund’s ETF Class for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.]

Example

This Example is intended to help you compare the cost of investing in the Fund’s ETF Class with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ETF Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses with respect to the ETF Class remain the same. This Example reflects the net operating expenses with expense waivers for the contractual period noted in footnote (2) above and the total operating expenses without expense waivers for years following the end of the contractual agreement. Although your actual costs may be higher or lower, based on the these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
ETF Class	$[ ]	$[ ]	$[ ]	$[ ]

Your expenses would be the same if you did not redeem your shares.

7

SUMMARY SECTIONS

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies of the Fund

•

The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the four highest investment-grade categories at the time of purchase by one or more nationally recognized rating agencies such as Moody’s or Standard & Poor’s (“Rating Agencies”).

•

Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in municipal bonds. The portfolio management team understands municipal bonds to include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer. Issuers may be states, territories, and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities.

•

The Fund expects to maintain a dollar-weighted average duration of four to seven years and a dollar-weighted average effective maturity of five to 12 years, under normal circumstances. Duration is a measure that indicates the price sensitivity of a fixed-income security to changes in interest rates. It reflects the weighted average time it takes to receive all cash flows (both coupon payments and principal repayment) from a fixed income security. A higher duration means a greater sensitivity to interest rate changes indicating more interest rate risk.

•	The Fund may invest up to thirty percent (30%) of its total assets at the time of purchase in municipal bonds rated below investment grade (commonly referred to as “junk” bonds).

•	The Fund may invest in unrated bonds. The portfolio management team determines the comparable quality of such instruments to determine if they meet the Fund’s rating requirements.

•

The team researches the financial condition of various counties, public projects, school districts and taxing authorities to seek to fully understand the issuer’s ability to generate revenues or levy taxes in order to meet its obligations.

•

If the team identifies what it believes are relative valuation opportunities, the Fund may invest up to twenty percent (20%) of its total net assets at time of purchase in taxable bonds including, but not limited to, corporate bonds, taxable municipal bonds, government and agency securities, mortgage-backed securities, asset-backed securities, and zero coupon bonds. The Fund may invest up to half of this allocation in taxable “junk” bonds.

•

The Fund may, from time to time, invest up to ten percent (10%) of its total net assets at time of purchase in other investment companies and vehicles, including but not limited to, exchange-traded funds (ETFs) and closed-end funds.

•

Securities may be sold when conditions have changed and the security’s prospects are no longer attractive, the security has achieved the team’s valuation target, or better relative investment opportunities have been identified. However, an important consideration in all sell decisions is whether the sale would generate a possible realized capital gain.

Principal Risks of Investing in the Fund

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

•

Municipal Securities Risk: The Fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Certain sectors of the municipal

8

SUMMARY SECTIONS

bond market have special risks that can impact such sectors more significantly than the market as a whole. The securities in which the Fund invests may not be guaranteed by the United States government or supported by the full faith and credit of the United States.

•

Credit Risk: An issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund’s portfolio could fall.

•

Fixed Income Securities Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund’s income may decline due to a decrease in interest rates.

•

Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the market. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

•

Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

•	Portfolio Management Risk: The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

•

Exchange Traded Fund Risk: Because shares of ETFs (“ETF Shares”) are traded on an exchange, they are subject to additional risks: The Fund’s ETF Class shares are listed for trading on the Exchange and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Class share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Class shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s ETF Class shares are listed for trading on the Exchange, it is possible that an active trading market may not be maintained.

Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund with respect to ETF Class shares, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). In addition, to the extent that securities held by the Fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF Class shares of the Fund and no other Authorized Participant is able to step forward to create or redeem creation units (“Creation Units”), the Fund’s ETF Class shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

•	ETF Liquidity Risk: Trading of the Fund’s ETF Class shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Class shares may also be halted if (1) the shares are delisted from the Exchange without first being listed on another exchange or (2) the Exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the ETF Class shares may result in the ETF Class shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the

9

SUMMARY SECTIONS

market shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

•

States and U.S. Territories: The Fund’s portfolio is expected to be diversified among issuers of municipal securities. From time to time, however, the Fund may have a significant position in the municipal securities of a particular state or territory, such as Puerto Rico. Under these circumstances, events in that state or territory may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, constitutional limits or tax increases, budget deficits or other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state or territory.

•

Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund’s net asset value (“NAV”) will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a two-year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

•

Extension Risk: The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

•

Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund’s share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

•

Tax Risk: The Fund may be adversely impacted by changes in tax rates, tax laws and tax policies. Distributions from the Fund may be taxable. The qualification of bonds owned by the Fund as tax-exempt may be challenged by the IRS or by a state taxing authority because of interpretations by taxing authorities or noncompliant conduct of a municipality, and/or may be adversely affected by future legislative, administrative or judicial activity. In addition, a portion of the Fund’s otherwise tax-exempt dividends may be taxable to shareholders that are subject to the alternative minimum tax.

•

Portfolio Turnover Risk: Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

•

Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as “junk” bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

•

Municipal Securities Insurance Risk: Municipal securities insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue.

•

Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Bar Chart and Performance Tables

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year. The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus. Returns of the ETF Class shares of the Fund may vary from the returns of the Retail Class shares due to differences in expenses. The table shows how the Fund’s Retail Class’ average annual returns for one-year, five-years, and since inception compare with those of the Bloomberg Municipal Bond Index, a broad-based securities market index, and the Bloomberg 1-15 Year Municipal Blend Index, an index more representative of the Fund’s investment strategy. The Fund’s Retail Class’ past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

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SUMMARY SECTIONS

SBH Municipal Opportunities Fund

Retail Class(1) -Calendar Year Total Returns as of December 31 (%)

[TO BE ADDED]

Highest Quarterly Return: [____] [___]%	Lowest Quarterly Return: [_____] [___]%

(1)

As of December 31, 2025, the ETF Class shares of the Fund had not yet launched. Performance shown prior to the inception date of the ETF Class shares is from the Fund's Retail Class shares, a mutual fund class of shares of the Fund not offered in this Prospectus.

The returns above are for the Retail Class of the Fund. The ETF Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The ETF Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2025)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the ETF Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

SBH Municipal Opportunities Fund	1 Year	5 Years	Since Inception(1)
Retail Class(2)
Return Before Taxes	[___]%	[___]%	[___]%
Return After Taxes on Distributions	[___]%	[___]%	[___]%
Return After Taxes on Distributions and Sale of Fund Shares	[___]%	[___]%	[___]%
Bloomberg 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses or taxes)	[___]%	[___]%	[___]%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[___]%	[___]%	[___]%

(1)	The Retail Class of the Fund commenced operations on December 16, 2016.

(2)

As of December 31, 2025, the ETF Class shares of the Fund had not yet launched. Performance shown prior to the inception date of the ETF Class shares is from the Fund's Institutional Class shares, a mutual fund class of shares of the Fund not offered in this Prospectus.

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SUMMARY SECTIONS

Management

Investment Adviser

Segall Bryant & Hamill, LLC (d/b/a CI SBH Asset Management)

Portfolio Manager

Names of Portfolio Managers and Titles	Date Began Managing the Fund
Nicholas J. Foley Senior Portfolio Manager – CI SBH Asset Management Portfolio Manager of the Fund	December 16, 2016
Alex Oyler Associate Portfolio Manager – CI SBH Asset Management Portfolio Manager of the Fund	April 30, 2026

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The Fund’s ETF Class will issue and redeem shares at net asset value (“NAV”) only in large blocks of shares (each block of shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with the Fund’s distributor (the “Distributor”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. When spreads widen or premiums and discounts become larger than usual, particularly during times of market stress, investors may pay significantly more or receive significantly less than the underlying value of the ETF’s shares when they buy or sell in secondary markets.

Individual shares may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares of the Fund are listed for trading on [NYSE Arca] (“[NYSE Arca]” or the “Exchange”) under the ticker symbol [     ].

Because the shares trade at market prices rather than NAV, ETF Class shares of the Fund may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

The ETF Class of the Fund’s bid-ask spread, net asset value, market price, and premiums and discounts will be disclosed on the Fund’s website at https://cisbh.com/funds/etfs.

Tax Information

The Fund’s distributions may be taxed as ordinary income, capital gains, section 199A dividends or qualified dividend income, unless you are investing through a tax-qualified account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Withdrawals from such a tax-qualified investment plan will be subject to special tax rules. Special rules will apply to distributions paid to shareholders who are foreign persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTIONS

Summary of Other Important Information Regarding Fund Shares

Segall Bryant & Hamill Trust (the “Trust”) is currently comprised of fifteen series of the Trust. The Trust has three series that offer mutual fund classes and ETF share classes, and twelve series that only offer mutual fund classes. This Prospectus pertains to the ETF Class shares of two of such series (each referred to as a “Fund,” and collectively, the “Funds” or the “SBH Funds”). The remaining classes of the Funds and remaining series of the Trust are covered by separate prospectuses. Each Fund is advised by CI SBH Asset Management (the “Adviser”).

13

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional Investment Strategies and General Portfolio Policies

The Funds are designed for long-term investors who can tolerate the risks associated with investing in bonds.

What are the investment objectives of the Funds?

•	SBH Plus Bond Fund: seeks to achieve long-term total rate of return consistent with preservation of capital.

•	SBH Municipal Opportunities Fund: seeks income exempt from Federal income taxes.

Upon written notice to shareholders, each Fund’s investment objective may be changed by the Trust’s Board without the approval of shareholders.

Also, pursuant to the Investment Company Names Rule (Rule 35d-1 of the Investment Company Act of 1940), each Fund must notify shareholders with written notice sixty (60) days prior to any change in its investment policy. The following is the principal investment policy for each Fund:

•	SBH Plus Bond Fund: Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in bonds of varying maturities.

•	SBH Municipal Opportunities Fund: Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in municipal bonds.

14

GENERAL PORTFOLIO POLICIES

Except for each Fund’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the Statement of Additional Information (“SAI”) normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Each Fund intends to achieve its investment objective by following the principal investment strategies described in detail within the Summary Section earlier in this Prospectus.

In addition, each Fund will follow the general policies listed below.

Temporary Defensive Positions

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Such investments may include various short-term instruments, cash and cash equivalents. If a Fund takes a temporary position at the wrong time, the position could have an adverse impact on each Fund’s performance and each Fund may not achieve its investment objective. Each Fund reserves the right to invest all of its assets in temporary defensive positions.

Illiquid Investments

Each Fund may invest up to fifteen percent (15%) of its net assets in securities that are illiquid. Each Fund considers illiquid securities to be those securities that the Adviser does not believe could be sold in an orderly transaction within seven business days without a material impact on the price of the security.

Other Investment Companies

Pursuant to Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”), the Fund may, among other alternatives to comply with Section 12(d)(1), invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. Each Fund may also rely on rules promulgated under the 1940 Act to exceed these limits otherwise imposed by the 1940 Act.

Each Fund may invest its cash balances, within these limits permitted by the 1940 Act in other investment companies that invest in high-quality, short-term debt securities that determine their net asset value per share on the amortized cost or penny-rounding method (i.e., money market funds).

In addition, each Fund may invest in other investment companies, within the limits permitted by the 1940 Act, that invest in a manner consistent with each Fund’s investment objective, generally through the use of exchange-traded funds (“ETFs”).

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, each Fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, achieve similar exposure for each Fund when proceeds are available from sales made to recognize losses on other investments in each Fund, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and each Fund could lose money investing in ETFs if the prices of the securities owned by ETFs go down. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are

15

GENERAL PORTFOLIO POLICIES

delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large increases or decreases in stock prices) halts stock trading generally.

A pro rata portion of ETFs or other investment companies’ fees and expenses will be borne by each Fund’s shareholders. These fees and expenses are in addition to fees charged directly by each Fund in connection with its operations. ETFs do not charge initial sales charges or redemption fees; however, investors do pay customary brokerage fees to buy and sell shares.

Portfolio Turnover

In general, each Fund intends to purchase securities for long-term investment, and the Adviser will not consider the portfolio turnover rate when making investment decisions for each Fund. Short-term transactions may result from liquidity needs, securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment decision. Each Fund’s portfolio turnover rates will vary over time, and could exceed 100%, based on certain market conditions.

Interest Rate Futures

The Funds may also invest in interest rate futures to vary the Fund’s average-weighted effective maturity based on the portfolio management team’s forecast of interest rates. The SBH Municipal Opportunities Fund may also utilize the following derivatives: options on futures contracts; swap agreements, including interest rate swaps, and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the Fund’s portfolio.

Other Investments

The Funds may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the Funds might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the SAI.

Principal and Non-Principal Risks of the Funds

Information about each Fund’s principal risks appears in the relevant summary section for each Fund at the beginning of this Prospectus. The information below describes in greater detail the principal risks and non-principal risks pertinent to one or more of the Funds.

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in a Fund. Before investing in a Fund, you should consider carefully the risks that you assume when investing in the Fund. The following information is intended to help you better understand some of the principal and certain non-principal risks of investing in a Fund. The impact of the following risks on each Fund may vary depending on each Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. The fact that a particular risk is not identified as a principal risk for a Fund does not mean that the Fund is prohibited from investing in securities or investments that give rise to that risk. Additional information about the investment practices of each Fund and the risks pertinent to these practices is included in the SAI.

16

GENERAL PORTFOLIO POLICIES

The table below identifies the principal and certain non-principal risks of each Fund.

Risk	SBH Plus Bond Fund	SBH Municipal Opportunities Fund
Below-Investment Grade Securities Risk	P	P
Corporate Bond Risk	P	N/A
Credit Risk	P	P
Cybersecurity Risk	P	P
Exchange-Traded Fund Risk	P	P
ETF Liquidity Risk	P	P
Extension Risk	P	P
Fixed Income Securities Risk	P	P
Issuer Risk	P	P
Interest Rate Risk	P	P
Market Risk	P	P
Mortgage-Backed and Asset-Backed Securities Risk	P	N/A
Municipal Securities Insurance Risk	N/A	P
Municipal Securities Risk	N/A	P
Portfolio Management Risk	P	P
Portfolio Turnover Risk	NP	P
Prepayment Risk	P	P
Sector Focus Risk	NP	NP
States and U.S. Territories Risk	NP	P
Tax Risk	NP	P
U.S. Government Securities Risk	P	N/A

P – Principal Risk

NP – Non-Principal Risk

N/A – Risk is not applicable to the Fund

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GENERAL PORTFOLIO POLICIES

The following information regarding principal risks is provided in alphabetical order and not necessarily in order of importance.

Below-Investment Grade Securities Risk

High-yield fixed income securities, sometimes referred to as “junk” bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

Corporate Bond Risk

The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in interest rates, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. Corporate bonds are also subject to the credit risk of the issuer, as the issuer of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Credit Risk

The Fixed Income Funds are subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund’s portfolio could fall. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

Cybersecurity Risk

With the increased use of technologies such as the Internet to conduct business, a Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial of service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

Exchange Traded Fund Risk

Each Fund’s ETF Class is listed for trading on the Exchange and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Class typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although each Fund’s ETF Class is listed for trading on the Exchange, it is possible that an active trading market may not be maintained.

Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund with respect to ETF Class shares, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). In addition, to the extent that securities held by the Fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF Class shares of the Fund and no other Authorized Participant is able to step forward to create or redeem creation units (“Creation Units”), the Fund’s ETF Class shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

ETF Liquidity Risk

Trading of each Fund’s ETF Class may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage).

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GENERAL PORTFOLIO POLICIES

Trading of each Fund’s ETF Class may also be halted if (1) the shares are delisted from the Exchange without first being listed on another exchange or (2) the Exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for each Fund’s ETF Class may result in the Fund’s ETF Class shares trading significantly above (at a premium) or below (at a discount) NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Extension Risk

An issuer will exercise its right to pay principal on an obligation held by each Fixed Income Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

Fixed Income Securities Risk

Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, to the extent a Fund invests in fixed income securities, there is a possibility that the Fund’s income may decline due to a decrease in interest rates.

Interest Rate Risk

The value of each Fixed Income Fund’s fixed income securities will generally decrease when interest rates rise which means each Fixed Income Fund’s value will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a two-year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

19

GENERAL PORTFOLIO POLICIES

Issuer Risk

The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Market Risk

As with any fund, the value of your investment will fluctuate over time in response to overall movements in the market. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

The value of a Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund, you may lose money.

The Funds’ investments are also subject to inflation risk, which is the risk that the value of a Fund’s investments does not keep pace with inflation, thus reducing purchasing power. Inflation has adverse consequences for most types of bonds because it makes their fixed interest payments less valuable. Bonds generally offer a series of fixed interest payments that represent a percentage of the face value of the bond. When inflation develops and prices rise, the purchasing power of the interest payment decreases. High inflation has historically correlated with lower returns on equities, and value stocks tend to perform better than growth stocks in high inflation periods. Persistently high inflation erodes the real value of investment capital, requiring a higher nominal return to maintain purchasing power. It also introduces distortions that may affect real economic outcomes, including policy implementation by governmental agencies and planning by households and businesses.

The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of each Fund’s investments. The wars in Iraq, Afghanistan and Syria have had a substantial effect on the economies and securities markets of the U.S. and other countries. Actual or threatened military conflict involving the U.S. and Iran, including direct hostilities, cyber operations, or expanded sanctions, could increase energy price volatility, disrupt global supply chains and shipping lanes, impair issuer operations and liquidity, and adversely affect the Fund’s performance and net asset value. Such events may also heighten market, interest rate, inflation, and currency risks across both energy and non-energy holdings. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Russia's military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of a Fund's investments, even beyond any direct exposure a Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this prospectus. Hamas militants launched a brutal terror attack against southern Israel on October 7, 2023, and, in response, Israel declared war on Hamas and Israeli Defense Forces invaded the Gaza Strip. Actual hostilities, such as the Israel-Hamas war, or the threat of future hostilities in the broader Middle East region may cause significant volatility and disruption to the securities markets, and adversely affect global energy and financial markets and thus could affect the value of a Fund’s investments.

Widespread disease, including pandemics and epidemics, may also affect financial markets. For example, the novel coronavirus disease (COVID-19) that resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer

20

GENERAL PORTFOLIO POLICIES

activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets. The impact of other infectious illness outbreaks that may arise in the future could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by an infectious disease outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration and effects of pandemics cannot be determined with certainty. Non-universal acceptance of vaccines and the risk of variants or mutations, among other factors, make it impossible to predict the timing of an end to a global pandemic. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by epidemics and pandemics that may arise in the future. Securities markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. During such market disruptions, each Fund’s exposure to the risks described elsewhere in this section will likely increase.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities, and by extension, the value of the Fund’s portfolio. Mortgage-backed securities are also subject to pre-payment risk. Due to their often-complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Municipal Securities Insurance Risk

The Fixed Income Funds may invest in municipal bonds with credit enhancements such as letters of credit, municipal bond insurance and standby bond purchase agreements (“SBPAs”). Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal securities insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. A significant portion of insured municipal bonds that have been issued and are outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the municipal bonds insured by that insurance company (some of which may be held by the Fund) and on the municipal bond markets as a whole. Recent downgrades of certain insurance companies have negatively impacted the price of certain insured municipal bonds. Given the large number of potential claims against the insurers of municipal bonds, there is a risk that they will not be able to meet all future claims. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be re-marketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

Municipal Securities Risk

To the extent a Fund invests in municipal securities, the Fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the Fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipality. In addition, a portion of the Fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Certain sectors of the municipal bond market have special risks that

21

GENERAL PORTFOLIO POLICIES

can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

Portfolio Management Risk

Each Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Each Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Each Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

Portfolio Turnover Risk

A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, which must be borne by each Fund and its shareholders. It may result in more short-term capital gains taxable to shareholders, which are taxable as ordinary income. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce each Fund’s return.

Prepayment Risk

A general decline in interest rates may result in prepayments of certain obligations within each Fixed Income Fund’s portfolio. These prepayments may require reinvestments at a lower rate of return. This may reduce the value of the security or the security may not appreciate in value as rapidly as securities that cannot be prepaid.

Sector Focus Risk

A Fund may, for finite periods and from time to time, focus its investments in companies that are in a single sector or related sector, due to reasons such as a rebalancing or reconstitution of a benchmark index. Focusing investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.

States and U.S. Territories Risk

A Fund may have a significant position in the municipal securities of a particular state or territory, such as Puerto Rico. Under these circumstances, events in that state or territory may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, constitutional limits or tax increases, budget deficits or other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state or territory.

Tax Risk

Changes in tax law or policies may adversely affect the after-tax yield from an investment in certain Funds. When applicable, distributions from the Funds may be taxed as ordinary income or capital gain. An investment in a Fund may result in alternative minimum tax liability. The tax-exempt status of bonds owned by a Fund could be challenged by a taxing authority or may be affected by future legal developments. If a Fund fails to qualify as a regulated investment company under the Code, earnings of the Fund could be taxed both at the Fund level and at the shareholder level (when distributed to the shareholders), which could adversely affect the shareholders’ net return from the Fund.

U.S. Government Securities Risk

Certain Fixed Income Funds invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

22

HOW TO INVEST AND OBTAIN INFORMATION

How to Contact sbh Funds

The following section explains how to contact SBH Funds. It also explains various services and features offered in connection with your account. Please call us at (800) 836-4265 if you have any questions or to obtain an Account Application.

Online	https://cisbh.com/funds/etfs
By Telephone	(800) 836-4265 SBH Investor Services Weekdays: 9 a.m. to 6 p.m. Eastern Time
By Regular Mail	SBH Funds P.O. Box 46707 Cincinnati, Ohio 45246-0707
By Express, Certified or Registered Mail	SBH Funds 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246

Portfolio Holdings and Disclosure Policy

A description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the Funds’ SAI.

23

MULTI-CLASS FUND STRUCTURE

Multi-Class ETF Fund Structure

The Adviser and the Trust, on behalf of its series, have received an exemptive order from the SEC that permits each series of the Trust to offer one class of exchange-traded shares that operates as an exchange-traded fund (an “ETF”) and one or more mutual fund share classes (each such fund, a “Multi-Class ETF Fund”). Under this structure, the ETF Class shares are listed and traded on a national securities exchange and are generally bought and sold at market-determined prices, whereas the mutual fund class shares are purchased and redeemed at the Multi-Class ETF Fund’s net asset value next determined after receipt of the order. The Funds’ ETF Class shares are described in this prospectus. In addition to the ETF Class shares, the Funds also offer various mutual fund class shares in a separate prospectus.

Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund class shares and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. In addition, because all of the classes of a Multi-Class ETF Fund are based on the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of the ETF Class shares of a Multi-Class ETF Fund (i.e., as opposed to shareholders of a standalone ETF) have the potential to experience greater portfolio transaction costs and taxable capital gains distributions as a result of purchases and redemptions by shareholders of the mutual fund class, as well as costs due to cash drag associated with the fund holding the cash necessary to satisfy redemptions of the mutual fund class shares, which could negatively impact the ETF Class shares’ performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund might benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.

A Multi-Class ETF Fund is required to comply with certain requirements of Rule 6c-11 under the 1940 Act in order to permit ETF operations, which are requirements that do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to provide daily transparency of its holdings, which has the potential to make the fund more susceptible to front running than a traditional mutual fund that provides more limited public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close to new purchases.

The use of this structure is subject to terms and conditions set forth in the SEC exemptive order that are designed to ensure that the Adviser and the Board focus on these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the independent trustees, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Multi-Class ETF Fund as a whole. The Adviser shall prepare written reports to assist the Board’s findings that contain information regarding, among other items, the potential and/or observed benefits and costs to each class individually and the Multi-Class ETF Fund as a whole due to the structure, the appropriateness of the Multi-Class ETF Fund’s investment strategy for the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.

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ACCOUNT INFORMATION

HOW TO BUY AND SELL SHARES

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s Distributor (“Authorized Participants” or “APs”) may acquire shares directly from the Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the SAI.

A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Funds, generally takes place when an AP deposits into a Fund’s designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, the Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement.

The Funds charge APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs).

The Fund reserves the right to make redemptions of shares for cash.

ETF Class shares of each Fund are listed for trading on the Exchange. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”)
or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a

25

ACCOUNT INFORMATION

beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of shares on the Exchange may differ from each Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares.

Frequent Purchases and Redemptions of Fund Shares

The Fund’s ETF Class shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in each Fund’s ETF Class shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that each Fund’s shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of the Fund ETF Class shares to cover the custodial and other costs incurred by the Funds in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Funds’ trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ shares.

Exchanges

As of the date of this Prospectus, exchange privileges are not permitted between the ETF Class shares and the Institutional Class or Retail Class shares.

Investments by Other Investment Companies

Section 12(d)(1) of the Investment Company Act generally restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in U.S. Securities and Exchange Commission (“SEC”) rules. In some instances, in order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1), the registered investment company must enter into an agreement with the Trust and comply with certain terms and conditions as set forth in SEC rules.

Determination of Net Asset Value

The NAVs of the Funds are calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

To calculate the NAV, each Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Funds generally value their portfolio securities at its current market values determined based on available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the valuation designee. When fair value pricing is employed, the prices of securities used by the Funds to calculate their NAVs are based on the consideration by each Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities.

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ACCOUNT INFORMATION

Valuation

Valuing Domestic Securities

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. However, securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market, for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid prices. There are very limited circumstances in which domestic securities are expected to use fair value pricing (for example, if the exchange on which a security is principally traded closes early, if trading in a particular security was halted during the day and did not resume prior to the valuation time or when investing in restricted or private placement securities with no readily available market price). Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

Valuing Foreign Securities

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal foreign exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the most recent exchange rate prior to the valuation time provided by the Funds’ independent pricing service. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell shares. Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed but prior to the valuation time that is likely to materially affect a Fund’s net asset value (i.e., a “significant event”), the security will be fair valued by the Adviser, using pricing procedures for the Funds that have been adopted by the valuation designee. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to, company-specific announcements, significant market volatility, natural disasters, armed conflicts, and significant governmental actions. The primary objective of fair value pricing with respect to foreign securities is to minimize the possibilities for time-zone arbitrage.

Valuing Fixed Income Obligations

Fixed income obligations generally do not have readily available market quotations. As such, the Funds employ an independent pricing service selected by the Adviser, as the Funds’ valuation designee, that may provide “evaluated” prices using generally accepted pricing methodologies. Prices obtained from the pricing service utilize both dealer-supplied valuations when available, and modeling techniques which take into account appropriate factors such as trading size in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. If the valuation designee concludes that the “evaluated” price is unreliable or if the independent pricing service cannot provide a valuation for the security, the security may be valued using quotations from at least one broker-dealer selected by the valuation designee or the security will be fair valued by the valuation designee, using pricing procedures for the Funds that have been adopted by the valuation designee.

Premium/Discount Information

Most investors will buy and sell shares of the Fund’s ETF Class shares in secondary market transactions through brokers at market prices and the Fund’s ETF Class shares will trade at market prices. The market price of ETF Class shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of ETF Class shares of the Funds. Information regarding how often the shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at https://cisbh.com/funds/etfs.

27

Dividends, Distributions and Taxes

Distributions

A Fund’s income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term capital gains are paid to shareholders as capital gain dividends. A dividend will reduce the net asset value of a Fund share by the amount of the dividend on the ex-dividend date.

Distribution Schedule

Fund	Income Dividends	Capital Gains
SBH Plus Bond Fund SBH Municipal Opportunities Fund	Declared and paid monthly	Declared and paid at least annually and generally in December

Shareholders of ETF Class shares of a Fund will generally receive cash distributions one or more business days after the cash payment date for the Fund’s mutual fund class shares. The timing difference is due to the exchange-traded structure of the ETF Class shares and applies to all ETFs, regardless of whether they are Multi-Class ETF Funds that also offer mutual fund class shares. After the distribution payments have been received, an ETF Class shareholder may reinvest such amounts in additional ETF Class shares automatically only if the broker through whom you purchased shares makes such option available. This is in contrast to the distributions for mutual fund class shares, which may be automatically reinvested in additional whole or partial mutual fund class shares at NAV. In addition, the record date for dividends on mutual fund class shares are expected to be one business day before the ex-dividend date, whereas due to exchange requirements, the record date for dividends on ETF Class shares are expected to be the ex-dividend date.

The overall period between the ex-dividend date and time of reinvestment of distributions received on ETF Class shares may equal four or more business days. During this period, the amount of an ETF Class shareholder’s distribution will not be invested in the Fund and will be held in a custodial account. Accordingly, such shareholder will not receive income or experience appreciation or depreciation on the amount of the dividend.

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

The following is a description of material U.S. federal income tax consequences of owning and distributing shares of the Fund and of purchasing and redeeming Creation Units. The following information is a general summary of U.S. federal income tax consequences of investments in the Funds, but it does not describe all of the U.S. federal income tax considerations that may be relevant to a decision of whether to invest in the Funds. Except where otherwise noted, this discussion does not describe tax considerations applicable to investors in the Funds subject to special tax rules, such as:

•	financial institutions and insurance companies;

•	regulated investment companies and real estate investment trusts;

•	dealers in securities;

•	traders in securities that use a mark-to-market method of tax accounting;

•	investors holding their shares as part of a larger integrated transaction, or as part of a straddle, wash sale, conversion transaction, or entering into a constructive sale of shares;

•	entities classified for income tax purposes as partnerships or S corporations or that are otherwise flow-through entities for tax purposes, or that invest through such an entity;

•	investors whose investment in the shares is made by or through a tax-exempt entity or tax -qualified retirement account;

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DIVIDENDS, DISTRIBUTIONS AND TAXES

•	investors subject to either the U.S. alternative minimum tax or the U.S. corporate minimum tax; or

•	Insurance companies.

This discussion applies only to persons who are beneficial owners of shares for U.S. federal income tax purposes and who hold their shares as capital assets. This discussion is based upon the Code, administrative guidance thereunder, and judicial decisions as of the date hereof, all of which is subject to change, possibly with retroactive effect.

Taxation of the Fund

The Funds expect, and the following discussion assumes, that it will qualify under the Code as RICs. To qualify as a RIC for a taxable year, each Fund must satisfy both an income test and an asset diversification test for such year, in addition to other requirements. The Funds cannot guarantee that it will qualify as a RIC for each taxable year. If a Fund fails to qualify as a RIC, it would be taxed at corporate tax rates on its taxable income, and income of the Fund would also be taxed to shareholders when distributed to them.

If the Fund qualifies as a RIC, it will be exempt from U.S. federal income taxes if it distributes at least 90% of its net investment income (determined before taking into account any deductions for dividends paid) and any realized net capital gains. Each Fund expects, and this discussion assumes, that it will satisfy these distribution requirements, but there can be no assurance that this will be the case for each taxable year of the Funds. Any taxable income, including any net capital gain, that the Funds do not timely distribute (or timely report as undistributed capital gains taxable to its shareholders as if distributed) will be subject to U.S. federal corporation income.

Taxation of Shareholders

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	a Fund makes distributions,

•	you sell your shares listed on the Exchange, and

•	you purchase or redeem Creation Units.

Taxation of U.S. Shareholders

Except where otherwise stated (see “Taxation of Foreign Shareholders” and “Shares Held Through Foreign Accounts,” below, the discussion in this section applies only to U.S. Shareholders of the Funds. A “U.S. Shareholder” is a beneficial owner of shares that is (i) an individual U.S. citizens or U.S. resident, (ii) corporations (and other entities classified as corporations for U.S. federal income tax purposes) organized in the United States or under the law of the United States or any state, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. person have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

Taxes on Distributions

For U.S. federal income tax purposes, shareholders are subject to taxation based on the underlying character of the income and gain recognized by the Fund and distributed to the shareholders. In general, distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions of net long term capital gains, if any, in excess of net short term capital losses are taxable as long-term capital gains, regardless of how long you have held your shares. The Fund will realize long-term capital gain from the sale of investments that the Fund owned for more than one year and short-term capital gain from the sale of investments that the Fund owned for one year or less. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations), if any, generally are subject to U.S. federal income tax for non-corporate shareholders at the rate for net capital

29

DIVIDENDS, DISTRIBUTIONS AND TAXES

gain provided the Fund and the shareholder satisfy holding period and other restrictions with respect to their Fund shares. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends. Corporate shareholders may take the 50% dividends-received deduction only if certain holding period and other requirements are satisfied by the Fund and the shareholders.

Some of each Fund’s investments, such as certain option transactions, may be “section 1256 contracts.” Section 1256 contracts owned by a Fund generally will be treated for income tax purposes as if sold for their fair market values (i.e., “marked to market”) on an annual basis and resulting gains or losses generally will be treated as 60% long-term capital gains or losses and 40% short-term capital gains or losses.

If a Fund invests in stock of an issuer that qualifies as a real estate investment trust (“REIT”) for U.S. income tax purposes, it may be eligible to pay “section 199A dividends” to its shareholders with respect to qualifying dividends received by the Fund from its investment in REITs. Distributions paid by the Fund designated as “section 199A dividends” may be taxed to individual and other noncorporate shareholders at a reduced effective U.S. federal income tax rate, provided that the shareholder receiving the dividends satisfies certain holding period requirements for the shareholder’s shares and satisfies certain other conditions. Distributions paid by the Funds that are eligible to be treated as section 199A dividends for a taxable year may not exceed the “qualified REIT dividends” received by the Funds from REITs for the year reduced by each Fund’s allocable expenses.

Distributions in excess of each Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of a shareholder’s basis in the shares, and as capital gain thereafter.

If you purchase shares of the Funds shortly before the record date of a dividend, you will pay the full price for the shares and then receive some portion of that price back in the form of a taxable dividend even though, from investment standpoint, the dividend constitutes, in effect, a return of capital. This is sometimes referred to as buying a dividend. An investor can avoid this result by investing soon after the Fund has paid a dividend.

The Funds may elect to treat any net capital gains that it retains for reinvestment as having been distributed to its shareholders. If a Fund makes such an election, each shareholder must report its share of the undistributed net capital gain as long-term capital gain and will be entitled to claim its share of the U.S. federal income taxes paid by the Fund on such amount as a credit against its own U.S. federal income tax liability, and to claim a refund to the extent that the credit exceeds such tax liability. A shareholder’s adjusted basis in its shares will be increased by the excess of the amount of the retained net capital gains over the amount of the related refund and/or credit.

Sales of Exchange-Listed Shares

A shareholder who sells shares of a Fund generally will recognize a capital gain or a capital loss equal to the difference between the amount received and the shareholder’s aggregate adjusted basis in the shares sold. Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. The deductibility of capital losses is limited under the Code.

Any loss realized on a disposition of shares may be disallowed under “wash sale” rules to the extent that the shares sold are replaced with other substantially identical shares within a period of 61 days beginning 30 days before the shares are sold, such as pursuant to a dividend reinvestment in other shares of the Funds. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Fund shareholders exchanging securities should consult their tax advisor concerning whether the wash sale rules apply and when a loss might be deductible.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss on the exchange equal to the difference between (i) the market value of the Creation Units at the time of the exchange and (ii) the sum of the

30

DIVIDENDS, DISTRIBUTIONS AND TAXES

exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays, unless the exchange has been structured to qualify as a tax-deferred contribution to a controlled corporation under Section 351 of the Code. Authorized Participants exchanging equity securities for Creation Units should consult their tax advisor concerning the tax treatment of any such exchange and the character of any resulting gain or loss.

An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash received (generally equal to the difference between the NAV of the shares being redeemed and the value of the securities). The Internal Revenue Service (“Service”), however, may assert that any loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Authorized Persons exchanging Creation Units for securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

See “ADDITIONAL INFORMATION CONCERNING TAXES-Cost Basis Reporting” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the Service.

Medicare Surtax on Net Investment Income

An additional 3.8% Medicare tax is imposed on certain net investment income, including ordinary dividends and capital gain distributions received from the Fund by U.S. individuals, estates and trusts and net gains from redemptions or other taxable dispositions of Fund shares owned by U.S. individuals, estates and trusts to the extent (in each case) that such person’s gross income, as adjusted, exceeds certain threshold amounts (limited to the undistributed portion of an estate or trust’s net investment income).

Information Reporting; Backup Withholding

Payments on the shares and proceeds from a sale or other disposition of shares will be subject to information reporting unless the shareholder is an exempt recipient. A shareholder will be subject to backup withholding on such payments, at the rate of 24% under current law, if the shareholder (i) has provided either an incorrect tax identification number or no such number, (ii) has been identified by the Internal Revenue Service (“IRS”) as otherwise subject to backup withholding, or (iii) has failed to certify that the shareholder is a U.S. person not subject to backup withholding. Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s U.S. federal income tax liability, if any, provided that certain required information is timely furnished to the Service.

Taxation of Foreign Shareholders

This section applies only to Foreign Shareholders. A “Foreign Shareholder” is a foreign beneficial owner of shares of a Fund that, for U.S. income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign trust or a foreign estate. This section does not apply, however, to Foreign Shareholders subject to special tax rules, such as:

•	former U.S. citizens and residents and expatriated or inverted entities;

•	a nonresident alien individual present in the United States for 183 days or more in a taxable year;

•	a controlled foreign corporation, passive foreign investment company, or a foreign government;

31

DIVIDENDS, DISTRIBUTIONS AND TAXES

•

or a Foreign Shareholder whose income from the Fund is effectively connected with a U.S. trade or business of the Foreign Shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty.

Distributions of “investment company taxable income” received by a Foreign Shareholder from a Fund (whether or not reinvested in shares of the Fund) will be subject to U.S. federal withholding tax at a 30% rate (or lower applicable treaty rate), except that such distributions properly reported as short-term capital gain dividends or interest-related dividends are potentially exempt from U.S. withholding tax.

As described in the SAI, special rules would apply to foreign shareholders if shares of a Fund were to constitute “U.S. real property interests” (“USRPIs”) as defined in the Code, or, in certain cases, if the Fund’s distributions are attributable to gain from the sale or exchange of a USRPI.

Information returns may be filed with the IRS reporting certain payments on shares of a Foreign Shareholder or proceeds from a sale or redemption of the Foreign Shareholder’s shares of a Fund.

Foreign Shareholders may be subject to backup withholding on such payments unless the Foreign Shareholder certifies its non-U.S. status under penalties of perjury or otherwise establishes an exemption from backup withholding. Amounts withheld as backup withholding from a Foreign Shareholder generally may be refunded or credited against the Foreign Shareholder’s U.S. federal income tax liability if certain required information is timely furnished to the IRS.

To qualify for the exemption from U.S. withholding taxes on interest-related dividends or short-term capital gain dividends, or for a reduced rate of withholding taxes under an income tax treaty on distributions from a Fund, or an exemption from backup withholding due to its status as a non-U.S. person, a Foreign Shareholder must generally deliver to the withholding agent a properly executed form (generally, an IRS Form W-8BEN or IRS Form W-8BEN-E, as applicable). To claim a refund of any backup withholding taxes or any Fund-level taxes imposed on undistributed net capital gains, a Foreign Shareholder must obtain a taxpayer identification number and file a U.S. federal income tax return.

See the discussion under “ADDITIONAL INFORMATION CONCERNING TAXES - Foreign Shareholders” in the SAI for more information concerning the matters described in this section.

Shares Held Through Foreign Accounts

Under provisions of the Code commonly referred to as “FATCA”, each Fund must withhold 30% of certain distributions it pays to foreign financial institutions or non-financial foreign entities that fail to meet prescribed information reporting or certification requirements or, in certain cases, fail to agree with the IRS to undertake certain diligence, reporting and withholding requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides required certifications on a valid IRS Form W-9 or applicable Form W-8, respectively. A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status as either exempt from, or compliant with, FATCA to avoid FATCA withholding. A more complete description of FATCA can be found in the SAI. Investors who invest through a foreign entity should consult their tax advisors concerning documentation necessary to establish an exemption from, or compliance with, FATCA in connection with investing in the Fund.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws. Changes in applicable tax authority could materially affect the conclusions discussed above and could adversely affect the Fund, and such changes often occur. For more information concerning the U.S. federal income tax treatment of owning, selling and redeeming shares of the Fund, see the discussion in the SAI under “ADDITIONAL INFORMATION CONCERNING TAXES.”

32

MANAGEMENT OF THE FUNDS

Board of Trustees

The business and affairs of each Fund are managed under the direction of the Trust’s Board. The SAI contains information about the Board.

Investment Adviser

CI SBH Asset Management, with principal offices at 10 S. Wacker, Suite 3100, Chicago, IL 60606, serves as the investment adviser to the Funds. The Adviser is a wholly owned subsidiary of Corient Management LLC, which is a wholly-owned subsidiary of Corient Holdings Inc. (“Corient Holdings”). Corient Holdings is a wholly-owned subsidiary of Mubadala Capital LP, which is ultimately owned by the Government of Abu Dhabi through various wholly owned intermediate entities. As of December 31, 2025, CI SBH Asset Management had approximately $23.3 billion in assets under management.

CI SBH Asset Management provides a continuous investment program for the Funds, including investment research and management. CI SBH Asset Management makes investment decisions for the Funds and places orders for all purchases and sales of the Funds’ portfolio securities.

Management Expenses

For its advisory services to the Fund, the Adviser is entitled to receive an annual fee calculated on the respective Fund’s average daily net assets as denoted below.

Fund	Annual Advisory Fee
SBH Plus Bond Fund	0.35%
SBH Municipal Opportunities Fund	0.35%

[For each Fund as indicated below, the Fund’s Adviser has contractually agreed until at least [April 30, 2028], to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in each Fund’s Financial Highlights will be no more than the amounts indicated in the table below for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees. These amounts are not subject to recapture in future periods.]

33

MANAGEMENT OF THE FUNDS

Maximum Net Annual Fund Operating Expenses
Fund	ETF Class
SBH Plus Bond Fund	[__]%
SBH Municipal Opportunities Fund	[__]%

For the fiscal year ended December 31, 2025, each Fund paid the Adviser an advisory fee. The effective advisory fees are set forth below and are expressed as an annual percentage of a Fund’s average daily net assets. To the extent that the Adviser waives fees to maintain the maximum Net Annual Fund Operating Expenses, it waives the Advisory Fee first then its portion of the Administration Fee second. The effective advisory fee shown below represents the aggregate fee earned by the Adviser after applicable class waivers. Additional information regarding the basis for the Board’s approval of the investment advisory agreement for the Funds is included in the Funds’ reports filed on Form N-CSR for the fiscal period ended June 30, 2025.

Fee Schedule	Effective Advisory Fees
SBH Plus Bond Fund	[___]%
SBH Municipal Opportunities Fund	[___]%

Investment Personnel

For additional information regarding investment personnel compensation, other accounts managed, and ownership of securities in the Funds, please see the SAI.

SBH Plus Bond Fund

The SBH Plus Bond Fund is managed by Mr. Darren G. Hewitson, CFA, Mr. Troy A. Johnson, CFA, and Mr. Gregory M. Shea, CFA, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. They are supported by the remaining investment professionals within the Fixed Income team who are each responsible for analyzing and monitoring specific segments of the fixed income market. Team members may conduct fundamental research across all investment types to gain insight and perspective to assist in their assessment of credit strength and valuation. Any Fixed Income team member may recommend purchase and sell decisions for the fund. The recommendation is then discussed and reviewed by the Fixed Income team to determine whether the recommendation is compatible with the fund’s investment objective. The portfolio managers will generally reach a joint decision to buy or sell a security; however, in certain circumstances, a portfolio manager may individually decide to buy or sell a security.

SBH Municipal Opportunities Fund

The SBH Municipal Opportunities Fund is managed by Mr. Nicholas J. Foley and Mr. Alex Oyler. They are supported by the remaining investment professionals within the Fixed Income team who are each responsible for analyzing and monitoring specific segments of the fixed income market. Team members may conduct fundamental research across all investment types to gain insight and perspective to assist in their assessment of credit strength and valuation. Any Fixed Income team member may recommend purchase and sell decisions for the fund. The recommendation is then discussed and reviewed by the Fixed Income team to determine whether the recommendation is compatible with the fund’s investment objective. The portfolio managers will generally reach a joint decision to buy or sell a security; however, in certain circumstances, a portfolio manager may individually decide to buy or sell a security; however, Mr. Foley is primarily responsible for the day-to-day management of the Fund’s portfolio.

Portfolio Managers

Nicholas J. Foley has been a portfolio manager of the SBH Municipal Opportunities Fund since December 15, 2016. He is a senior portfolio manager at CI SBH Asset Management. Mr. Foley joined the firm in 2018 as part of SBH’s acquisition of Denver Investments. During his tenure with Denver Investments, he served as a portfolio manager and municipal credit analyst and trader on the Fixed Income team. Prior to joining Denver Investments in 2012, Mr. Foley was an associate portfolio manager and lead fixed income trader at the Bank of the West/BNP Paribas Group and a financial analyst with Janus Capital Group. Prior to that, he was a senior analyst at Washington Mutual Bank. Mr. Foley earned his B.A. from Gonzaga University.

34

MANAGEMENT OF THE FUNDS

Darren G. Hewitson, CFA, has been a portfolio manager of SBH Plus Bond Fund since March 31, 2018. He is also a senior portfolio manager at CI SBH Asset Management. Mr. Hewitson joined the firm in 2018 as part of SBH’s acquisition of Denver Investments. During his tenure with Denver Investments, he served as a portfolio manager on the fixed income team. Prior to joining Denver Investments in 2008, Mr. Hewitson worked as an accountant at 180 Connect and Munro & Noble Solicitors and Estate Agents. Mr. Hewitson earned a BAcc degree from the University of Glasgow, Scotland. He has earned the Chartered Financial Analyst (CFA®) designation and is a member of CFA® Institute and CFA® Society Colorado.

Troy A. Johnson, CFA, has been a portfolio manager of the SBH Plus Bond Fund since April 30, 2014. He is the director of Fixed Income research at CI SBH Asset Management. Mr. Johnson joined the firm in 2018 as part of SBH’s acquisition of Denver Investments. During his tenure with Denver Investments, he served as the director of Fixed Income research, a portfolio manager and credit research analyst on the Fixed Income team. Prior to joining Denver Investments in 2007, Mr. Johnson worked as a portfolio manager and analyst at Quixote Capital Management for six years, specializing in risk arbitrage. He also performed credit analysis of investment-grade and high-yield issues while ultimately serving as the senior fixed income analyst during his eight years at Invesco Funds Group, Inc. Mr. Johnson earned his B.S. from Montana State University and his M.S. from the University of Wisconsin. He has earned the Chartered Financial Analyst (CFA®) designation and is a member of CFA® Institute and CFA® Society Colorado.

Alex Oyler has been portfolio manager for SBH Municipal Opportunities Fund since April 30, 2026. He is an Associate Portfolio Manager for CI SBH Asset Management and is responsible for municipal credit coverage and trading for the Fixed Income team. Prior to joining the firm in 2023, Mr. Oyler worked on the ETF Capital Markets team for Charles Schwab as well as the SMA Trading & Trade Support group. He previously served as an investment grade credit trader and investment analyst for 40|86 Advisors. Mr. Oyler earned his B.A. from Indiana University and his MBA from the University of Indianapolis.

Gregory M. Shea, CFA, has been a portfolio manager of the SBH Plus Bond Fund since March 31, 2018. He is also a portfolio manager at CI SBH Asset Management. Mr. Shea joined the firm in 2018 as part of SBH’s acquisition of Denver Investments. During his tenure with Denver Investments, he served as a portfolio manager and credit research analyst on the fixed income team. Prior to joining Denver Investments in 2008, Mr. Shea worked as a high-yield credit analyst at Lehman Brothers Asset Management for four years. He also worked as an investment banking analyst at Banc of America Securities LLC for one year and held a bank credit analyst position at Bank of America for two years. Mr. Shea earned his B.S. and MSBA from Washington University. He has earned the Chartered Financial Analyst (CFA®) designation and is a member of CFA® Institute and CFA® Society Colorado.

Co-Administrators

Ultimus Fund Solutions, LLC (“Ultimus”) and the Adviser serve as co-administrators (“Administrators”) to the Funds and receive fees in such capacity. Ultimus has also agreed to maintain the financial accounts and records of each Fund, to compute the net asset value and certain other financial information relating to each Fund and provide transfer agency services to each Fund.

Shareholder Service Fee

The ETF Class of each Fund may pay a fee at an annual rate of up to 0.10% of its average daily net assets to shareholder servicing agents. Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, forwarding communications from the Funds, providing subaccounting with respect to Fund shares, and other similar services.

Additional Payments to Broker-Dealers and Other Financial Intermediaries

The Adviser may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, some of which may be affiliates, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to broker-dealers or intermediaries that sell shares of the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. The Adviser may pay cash compensation for inclusion of the Funds on a sales list, including a preferred or select sales list, or in other sales programs, or may pay an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

35

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Fund’s financial performance for each period of the Fund’s operations presented. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [_____], the Funds’ Independent Registered Public Accounting Firm, whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request. As of the date of this prospectus, the ETF Classes have not yet commenced operations and financial highlights are not yet available.

Financial highlights for the [___] Class shares of each Fund are shown to provide investors with financial information about the Fund. The [___] Class shares of the Funds would have substantially similar returns as the ETF Class shares because the shares are invested in the same portfolio securities. Returns for the ETF Class shares and [____] Class shares may vary due to differences in their expenses.

[TO BE ADDED BY SUBSEQUENT AMENDMENT]

36

APPENDIX - BOND RATING CATEGORIES

MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation
Aaa

Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

A

Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa

Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca	Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

37

APPENDIX - BOND RATING CATEGORIES

STANDARD & POOR’S RATINGS GROUP, DIVISION OF MCGRAW HILL

Bond Rating	Explanation
AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C

A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

D

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note: The ratings from “AA” through “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

38

WHERE TO FIND MORE INFORMATION

More information about the Funds is available to you upon request and without charge.

ANNUAL AND SEMI-ANNUAL REPORT

Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes additional information about the Funds’ investment policies, organization, and management. It is legally part of this prospectus (it is incorporated by reference).

Investors can get free copies of the Funds’ Annual Report, Semi-Annual Report, other information such as Fund financial statements and SAI. They may also request other information about the Funds and make shareholder inquiries.

Write to:	SBH Funds 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
By phone:	(800) 392-2673
Web:	https://cisbh.com/funds/etfs

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act No.: 811-03373. Funds distributed by Ultimus Fund Distributors, LLC.

The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary SAI    Subject to Completion    October 9, 2026

SEGALL BRYANT & HAMILL TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Statement of Additional Information

for

Funds	ETF Class Ticker
Segall Bryant & Hamill Plus Bond Fund	[ ]
Segall Bryant & Hamill Municipal Opportunities Fund	[ ]

[xxxxx xx, 2026]

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the Funds’ prospectus for the ETF Class shares of the Funds dated [xxxxxx xx, 2026], as the same is revised from time to time (the “Prospectus”), and is incorporated by reference in its entirety into the Prospectus for the ETF Class of each particular Fund. As of the date of this SAI, the ETF Class shares of the Fuds have not yet commenced operations. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely based upon the information contained herein. Copies of the Funds’ Prospectus for the ETF Class may be obtained by calling (800) 836-4265 or by writing Ultimus Fund Distributors, LLC (“UFD”) at SBH Funds, P.O. Box 46707, Cincinnati, Ohio 45246.

The Financial Statements and Financial Highlights of each of the Funds of the Trust and the report of the Trust’s Independent Registered Public Accounting Firm (the “Independent Auditor”) thereon in this SAI are incorporated by reference from the Funds’ Form N-CSR filing, which contains additional performance information and may be obtained without charge by writing to the address above or calling the toll-free number above. No other part of the Form N-CSR is incorporated herein by reference. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

Primary Listing Exchange for the Funds: NYSE Arca

THE TRUST

The Segall Bryant & Hamill Trust (the “Trust”) is a Massachusetts business trust which was organized on December 10, 1985 as an open-end management investment company. The Trust’s predecessor was originally incorporated in Maryland on January 11, 1982.

The Funds offer three classes of shares: Retail, Institutional, and ETF Classes. This SAI pertains to the ETF Class of the Segall Bryant & Hamill Plus Bond Fund (“SBH Plus Bond Fund”) and Segall Bryant & Hamill Municipal Opportunities Fund (“SBH Municipal Opportunities Fund”), (each, a “Fund” or an “SBH Fund” and, collectively, the “Funds” or “SBH Funds”). The ETF Class of shares are listed for trading on a national securities exchange during the trading day. The Retail and Institutional Classes, which are not exchange-traded, are described in a separate statement of additional information.

For information concerning any investment portfolios offered by the Trust, contact SBH Funds, P.O. Box 46707, Cincinnati, Ohio 45246 or call (800) 836-4265.

The Funds issue and redeem ETF Class shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ distributor (“Authorized Participants” or “APs”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). ETF Class shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of 10,000 shares.

ETF Class shares are listed and traded on [NYSE Arca, Inc.] (“[NYSE Arca]” or the “Exchange”). ETF Class shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, ETF Class investors will not be able to purchase or redeem shares directly with or from the Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

The Funds annual report contains additional performance information and is available to investors upon request and without charge and on the Funds’ website https://cisbh.com/funds/etfs.

INVESTMENT LIMITATIONS

The Funds are diversified portfolios of the Trust for the purposes of the 1940 Act.

The ETF Class Prospectus for the Funds describes the Funds’ investment objectives. The following information supplements and should be read in conjunction with the description of the investment objectives, principal strategies and principal risks for each Fund in the Prospectus.

The following investment limitations are “fundamental” limitations, unless otherwise noted, which means a Fund may not change any of them without the approval of a majority of the holders of the Fund’s outstanding shares (as defined under “Miscellaneous” below). Unless expressly stated in the Prospectus or the SAI, the other investment restrictions contained in the Prospectus or SAI are not fundamental limitations.

The Funds may not, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the U.S. Securities and Exchange Commission (the “SEC”), and any applicable exemptive relief, and as such statute, rules, regulations or orders may be amended from time to time, purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Fund or the Trust, except that up to 25% of the value of the Fund’s total assets may be invested without regard to these limitations.

SBH Plus Bond Fund

The SBH Plus Bond Fund additionally may not:

1. Purchase or sell real estate, except that each Fund may purchase securities of issuers that deal in real estate and may purchase securities that are secured by interests in real estate.

2. Purchase securities of companies for the purpose of exercising control.

3. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

4. Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as the Fund might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

5. Write or sell put options, call options, straddles, spreads or any combination thereof, except for transactions in options on securities, futures contracts and options on futures contracts.

6. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund’s total assets at the time of such borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund’s investment practices described in this SAI or the Prospectus are not deemed to be pledged for purposes of this limitation.

7. Make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding 30% of its total assets.

8. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to each Fund’s transactions in futures contracts and related options, and (b) each Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

9. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities, and may enter into futures contracts and related options.

10. Purchase any securities that would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (d) asset-backed securities are considered an industry.

For the purpose of limitation No. 3 above, the phrase “otherwise permitted by the 1940 Act” includes investments that are permitted under Section 12(d) of the 1940 Act and any rules promulgated or exemptive orders issued in connection with that section of the 1940 Act.

For purposes of limitation No. 7 above, permissible lending activities include the lending of portfolio securities subject to and in accordance with policies adopted by the Board of Trustees and “total assets” includes the value of the collateral for the securities on loan.

For the purposes of limitation No. 9, all swap agreements and other derivative investments that were not classified as commodities or commodity contracts prior to the adoption of the Dodd-Frank Wall Street Reform and Consumer Protection Act are not deemed to be commodities or commodity contracts.

For the purposes of limitation No. 10 above, the Trust currently intends to use the industry classifications utilized by the Adviser within the investment team’s portfolio management processes.

Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead, the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.

If a percentage limitation or other statistical requirement is met at the time a Fund makes an investment, a later change in the percentage because of a change in the value of the Fund’s portfolio securities generally will not constitute a violation, except for the limits on borrowing and illiquid investments.

SBH Municipal Opportunities Fund

The SBH Municipal Opportunities Fund additionally may not:

1. Purchase or sell real estate, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations, or orders may be amended from time to time. The Fund may also purchase and sell securities of issuers that deal in real estate and may purchase and sell securities that are secured by interests in real estate.

2. Act as an underwriter of another company’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”) in connection with the purchase and sale of securities owned by the Fund.

3. Borrow money or issue senior securities, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations, or orders may be amended from time to time.

4. Make loans, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations and orders may be amended from time to time.

5. Purchase or sell commodities, commodities contracts, futures contracts, options or forward contracts, except to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations or orders may be amended from time to time.

6. Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations or orders may be amended from time to time, provided that municipal bonds shall not be regarded as an industry or group of industries for purposes of the foregoing.

For the purposes of limitation No. 4, permissible lending activities include the lending of portfolio securities subject to and in accordance with policies adopted by the Board of Trustees.

For the purposes of limitation No. 5, all swap agreements and other derivative investments that were not classified as commodities or commodity contracts prior to the adoption of the Dodd-Frank Wall Street Reform and Consumer Protection Act are not deemed to be commodities or commodity contracts.

For the purposes of limitation No. 6, the Trust currently intends to use the industry classifications utilized by CI SBH Asset Management (“SBH” or the “Adviser”) within the investment team’s portfolio management processes. The use of any particular classification system is not a fundamental policy of the Fund. In light of the current state of these regulatory requirements, each Fund does not concentrate 25% or more of its total assets in any particular industry or group.

Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.

If a percentage limitation or other statistical requirement is met at the time a Fund makes an investment, a later change in the percentage because of a change in the value of the Fund’s portfolio securities generally will not constitute a violation, except for the limits on borrowing and illiquid investments.

As a non-fundamental policy, the SBH Municipal Opportunity Fund may not borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund’s total assets at the time of such borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 10% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund’s investment practices described in this SAI or the ETF Class Prospectus are not deemed to be pledged for purposes of this limitation.

TYPES OF INVESTMENTS AND OTHER RISKS

The Funds’ principal investment strategies and risks are described in the ETF Class Funds’ Prospectus. The following details certain types of investments, strategies and certain strategies and non-principal risks that may apply to a Fund. Each Fund reserves the right to invest in other types of securities not described herein as long as they are not precluded by policies discussed elsewhere in the ETF Class Prospectus and/or this SAI.

General Market Risks

Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of those companies. As a result of this volatility, many of the following risks associated with an investment in the Fund may be increased. Continuing market problems may have adverse effects on the Fund.

Asset-Backed Securities (All SBH Funds)

These Funds may purchase asset-backed securities, which are securities backed by installment sale contracts, credit card receivables or other assets. Asset-backed securities are issued by either governmental or non-governmental entities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Payment on asset-backed securities of private issues is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, subordination, over collateralization or a reserve account. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations and credit card receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. The Funds may also invest in other types of asset-backed securities that may be available in the future.

The calculation of the average weighted maturity of asset-backed securities is based on estimates of average life. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of both interest and principal on the securities are typically made monthly, thus in effect “passing through” monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Cash Management and Defensive Investing Risk (All SBH Funds)

The value of the investments held by a Fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If a Fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the Fund’s assets is used for cash management or defensive investing purposes, it will be more difficult for the Fund to achieve its investment objective.

Collateralized Debt Obligations (All SBH Funds)

The Funds are subject to additional risks in that each may invest in collateralized debt obligations (“CDOs”). CDOs are typically separated into tranches representing different degrees of seniority for repayment. The top tranche of CDOs, which represents the highest credit quality in the pool, has the greatest seniority and pays the lowest interest rate. Lower CDO tranches represent lower degrees of seniority and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CDOs is especially sensitive to the rate of defaults in the collateral pool. These securities are often purchased in private placement transactions, including securities exempt from registration under Rule 144A of the 1933 Act, and may have restrictions on resale making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities. The market values of CDOs may be more volatile than those of conventional debt securities.

Commodity Interests (All SBH Funds)

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to comply with the requirements of the CEA by at all times either (i) operating the Funds in a manner consistent with the restrictions of Rule 4.5, including filing, if applicable, a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines, and/or (ii) registering as a CPO with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”).

Corporate Debt Securities (All SBH Funds)

Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Cybersecurity Risk (All SBH Funds)

In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service a Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cybersecurity failures or breaches by a Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and a Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Each Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, a Fund or its third-party service providers.

A Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, a Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Derivative Instruments (All SBH Funds)

The term derivative covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Derivatives include, but are not limited to, options, futures and options on futures (see additional disclosure below).

The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. Derivatives are highly specialized instruments that require investment and analysis techniques different from those associated with standard securities. Using derivatives requires an understanding not only of the underlying asset, index or interest rate, but of the derivative instrument itself, without the benefit of observing the performance of the derivative under all potential market conditions. The Funds, as described in more detail below, may invest in various types of derivatives for the purpose of hedging, risk management, seeking to reduce transaction costs, or otherwise seeking to add value to the Funds. However, there is no guarantee that a particular derivative strategy will meet these objectives. The Funds will not use derivatives solely for speculative purposes.

In addition to the risks associated with specific types of derivatives as described below, derivatives may be subject to the following risks: (1) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (2) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (3) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (4) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (5) gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of securities prices, interest rates and other economic factors.

The SEC takes the position that transactions that are functionally similar to borrowings or that create leverage exposures can be viewed as issuances of “senior securities” by a Fund. A Fund may enter into derivatives transactions, notwithstanding the requirements of Section 18 of the 1940 Act, if the Fund satisfies the conditions of Rule 18f-4 under the 1940 Act.

Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition, depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

Derivatives Risk (All SBH Funds)

The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index, or security on which the derivative is based. Certain Funds, as described in this Prospectus, may invest in various types of derivatives, including forward currency contracts. Forward currency contracts seek to, among other things, manage market risk and currency risk. However, there is no guarantee that a particular derivative strategy will meet these objectives.

Derivatives are generally subject to counterparty risk (which is the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms), liquidity risk (which is the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller), and risks related to the portfolio management’s ability to correctly determine trends in prices, rates and economic factors.

Forward currency contracts may be susceptible to risks related to pricing or valuation (when a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate) and risks arising from currency volatility.

Credit Default Swaps. The Funds may enter into credit default swap agreements for investment purposes and to add leverage to their portfolios. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in their portfolios, in which case such Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk – the risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.

The Funds may enter into credit default swap transactions as either a purchaser or seller up to 5% of the Fund’s net assets in aggregate based on the transaction notional amounts. The funds will only enter into credit default swap transactions with counterparties approved by the Board with ratings at least A1/A+ at the time of the transaction.

Futures. Futures contracts are contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on interest rates, various securities (such as U.S. Government securities or a single stock (“security future”)), securities indices (“stock index future”), foreign currencies, and other financial instruments and indices. The Funds may engage in futures transactions on both U.S. and foreign exchanges.

Futures contracts entered into by the Funds (other than single stock futures and narrow based security index futures) are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the CFTC or, with respect to certain funds, on foreign exchanges. Single stock futures and narrow-based security index futures are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC or, with respect to certain funds, on foreign exchanges. A clearing corporation associated with the exchange or trading facility on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Neither the CFTC, NFA, SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the CEA, the CFTC’s or SEC’s regulations and other federal securities laws and regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange. In particular, the Funds’ investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

Rule 4.5 under the CEA exempts an adviser of a fund that invests in “commodity interests” from registration as a CPO provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to either: (i) comply with the requirements of the CEA by operating each Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate each Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.

Futures Contracts on Foreign Currencies. To the extent a Fund invests in foreign securities, it may purchase and sell futures contracts on foreign currencies in order to seek to increase total return, hedge the Fund's exposure to currencies relative to the Fund benchmark or a level determined by the Adviser, or to hedge against changes in currency exchange rates. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions. For example, the Funds may take a “short” position to reduce the Fund's exposure to closer align with the exposure to the currency weight within the Fund's benchmark or a level determined by the Adviser or seek to hedge against an anticipated decline in currency exchange rates that would adversely affect the dollar value of the Funds' portfolio securities. On other occasions, the Funds may take a “long” position by purchasing such futures contracts, for example, when it seeks to increase the Fund's exposure to closer align with the exposure to the currency weight within the Fund's benchmark or a level determined by the Adviser or when it anticipates the purchase of a particular security when it has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available.

Margin Payments. Unlike when the Funds purchase or sell a security, no price is paid or received by the Funds upon the purchase or sale of a futures contract. Initially, the Funds will be required to deposit with the broker or in a segregated account with the Funds’ custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Funds upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when the Funds have purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Funds will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Funds have purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Funds would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, that will operate to terminate the Funds’ position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Funds, and the Funds realize a loss or gain.

Options. The Funds may purchase put and call options and may write covered call and secured put options issued by the Options Clearing Corporation that are listed on a national securities exchange. Such options may relate to particular securities or to various stock or bond indexes, except that the Funds may not write covered call options on an index.

A put option gives the buyer the right to sell, and the writer the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option. A call option gives the buyer the right to buy the underlying security at the stated exercise price at any time prior to the expiration of the option. Writing a covered call option means that the Funds own or have the right to acquire the underlying security, subject to call at the stated exercise price at all times during the option period. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the index.

Options purchased by a Fund will not exceed 5% of its net assets and options written by a Fund will not exceed 25% of its net assets.

In order to close out call or put option positions, the Funds will be required to enter into a “closing purchase transaction” – the purchase of a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. When a portfolio security subject to a call option is sold, the Funds will effect a closing purchase transaction to close out any existing call option on that security. If the Funds are unable to effect a closing purchase transaction, they will not be able to sell the underlying security until the option expires or the Funds deliver the underlying security upon exercise.

By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents a profit. In addition, a Fund is not able to sell the underlying security until the option expires or is exercised or a Fund effects a closing purchase transaction by purchasing an option of the same series. If a Fund writes a secured put option, it assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of the Funds. If the Adviser is incorrect in its forecast for the underlying security or other factors when writing options, the Funds would be in a worse position than it would have been had the options not been written.

In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

When a Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. Options with no active secondary market will be included in the calculation of the Fund’s illiquid assets.

Options on Futures Contracts. The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

Security Futures Contracts. The Funds may purchase and sell futures contracts for individual securities in order to seek to increase total return or to hedge against changes in securities prices. When securities prices are falling, the Funds can seek, by selling security futures contracts, to offset a decline in the value of its current portfolio securities. When securities prices are rising, the Funds can attempt, by purchasing security futures contracts, to secure better prices than might later be available in the market when it effects anticipated purchases. For example, the Funds may take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated decline in market prices that would adversely affect the dollar value of the Funds’ portfolio securities. On other occasions, the Funds may take a “long” position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Funds enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Funds’ securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Funds’ portfolio securities would be substantially offset by a decline in the value of the futures position.

Stock Index Futures Contracts. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor’s 500 or the New York Stock Exchange Composite Index. In contrast, there are also futures contracts on narrower market indexes, such as the Standard & Poor’s 100 or indexes based on an industry or market segment, such as oil and gas stocks.

The Funds will sell index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. The Funds may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Funds will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Funds may utilize stock index futures contracts in anticipation of changes in the composition of its holdings. For example, in the event that the Funds expect to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Funds may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

Structured Securities. The Funds may invest in structured securities such as equity-linked structured notes. Equity-linked structured notes are derivative securities that are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Dollar Roll Transactions (All SBH Funds)

Each Fund may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. Each Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund’s use of proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Each Fund will engage in dollar roll transactions solely for the purpose of acquiring securities for its portfolio and not for investment leverage.

ESG Risk (All SBH Funds)

Each Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards. ESG metrics are not uniformly defined and applying such metrics involves subjective assessments. Further, there can be no assurance that the ESG criteria utilized by the Fund or any judgment exercised for the Fund will reflect the beliefs or values of any particular investor. Regulatory changes or interpretations regarding the definitions and/or use of ESG or other sustainability criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the Fund, whose strategies include ESG or other sustainability criteria.

Equity Securities (All SBH Funds)

Equity securities generally include common stocks, preferred stocks, securities convertible into common or preferred stocks, warrants to purchase common or preferred stocks and other depositary receipts or foreign equivalents of common or preferred stocks.

Common stocks represent shares of ownership in a company and usually carry voting rights but no guarantee of dividend payments. Preferred stocks generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stocks generally do not carry voting rights.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of weeks, months or years or indefinitely.

Foreign Currency Exchange Transactions (All SBH Funds)

The Funds may buy and sell securities and receive amounts denominated in currencies other than the U.S. dollar, and may enter into currency exchange transactions from time to time. The Funds will purchase foreign currencies on a “spot” or cash basis at the prevailing rate in the foreign currency exchange market or enter into forward foreign currency exchange contracts. Under a forward currency exchange contract, the Funds would agree with a financial institution to purchase or sell a stated amount of a foreign currency at a specified price, with delivery to take place at a specified date in the future. Forward currency exchange contracts establish an exchange rate at a future date and are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. These contracts generally have no deposit requirement and are traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Funds’ portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. In addition, because there is a risk of loss to the Funds if the other party does not complete the transaction, these contracts will be entered into only with parties approved by the Board.

The Funds may maintain “short” positions in forward foreign currency exchange transactions whereby the Funds would agree to exchange currency that it currently did not own for another currency at a future date and at a specified price. This would be done in anticipation of a decline in the value of the currency sold short relative to the other currency and not for speculative purposes.

Illiquid Securities (All SBH Funds)

A Fund will not knowingly invest more than fifteen percent (15%) of the value of its net assets in investments that are illiquid. The Funds consider illiquid investments to be those investments that the Adviser reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Illiquid securities may include certain securities that are not registered under the Securities Act (“restricted securities”), certain unrestricted securities with limited daily trading volume, as well as repurchase agreements, securities loans and time deposits that are not terminable within seven days and certain municipal leases. A security’s illiquidity might prevent the sale of the security at a time when the Adviser might wish to sell. A Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund’s management or performance. In addition, these securities could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities.

Under the supervision of the Trust’s Board of Trustees (the “Board”), the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity pursuant to the Trust’s liquidity risk management program. The sale of some illiquid and other types of investments may be subject to legal restrictions.

Restricted securities will be subject to the 15% limitation unless the Adviser, under the supervision of the Board, determines that a liquid trading market exists. However, there can be no assurance that a liquid market will exist for any security at a particular time.

Restricted securities may be purchased by institutional buyers under Rule 144A. Therefore, the purchase of restricted securities could have the effect of increasing the level of illiquidity of the Funds during periods that qualified institutional buyers become uninterested in purchasing these securities.

Interest Rate Futures Risk (All SBH Funds)

To the extent a Fund utilizes interest rate futures, a Fund’s use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Investment Companies (All SBH Funds)

The Funds may purchase securities issued by other investment companies that invest in high quality, short-term debt securities that determine their NAV per share on the amortized cost or penny-rounding method (i.e., money market funds). In addition, all the Funds may invest in other investment companies that invest in a manner consistent with each Fund’s investment objective, generally through the use of exchange-traded funds (“ETFs”). The Funds will limit its investments in accordance with restrictions imposed by the 1940 Act so that, to the extent required by law, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds. These restrictions do not apply to investments by the Funds in investment companies that are money market mutual funds to the extent that those investments are made in accordance with applicable exemptive rules or authority.

As a shareholder of another investment company, the Funds would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by Shareholders. The Funds’ investments in investment companies may include various ETFs, subject to the Funds’ investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the New York Stock Exchange and NYSE MKT. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Portfolio can generate brokerage expenses.

Investments with Non-U.S. Exposure (All SBH Funds)

The Funds’ investments may be in securities that are issued by non-U.S. domiciled issuers, non-U.S. traded securities, securities of issuers directly or indirectly exposed to the risks associated with non-U.S. countries including emerging markets, and/or U.S. traded and non-U.S. traded depositary receipts. A single investment may be classified under more than one of these categories, each of which entails consideration of certain risk factors that may have an adverse impact on the Funds’ performance.

Non-U.S. Issuers. SBH Funds define “non-U.S. issuers” as foreign governments (or any political subdivision, agency, authority or instrumentality of such government) or if the issuer is organized under the laws of a non-U.S. country.

There may be less publicly available information about non-U.S. issuers than U.S. issuers. Non-U.S. issuers may not be subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to U.S. issuers. Non-U.S. issuers may be subject to rules and regulations, including taxation, that differ significantly from those that apply to U.S. issuers.

In addition, there may be less government regulation of non-U.S. issuers than those issuers domiciled in the United States, and the legal remedies for investors in non-U.S. domiciled issuers may be more limited than the remedies available to those issuers domiciled in the United States. Furthermore, with respect to certain foreign countries, there are risks of political, economic or social instability or diplomatic developments which could adversely affect investments in companies domiciled in those countries. For example, securities of companies domiciled in certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. These companies may also be subject to greater risk of expropriation of private industry and, thus, a partial or total loss of a Fund’s investment in such securities.

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

The United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Although the UK and EU made a trade deal that was entered into on May 1, 2021, certain post-EU arrangements remain unresolved and subject to further negotiation and agreement. There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

The Russian invasion of Ukraine has resulted in an ongoing military conflict and economic sanctions against certain Russian individuals and companies; this conflict may expand and military attacks could occur elsewhere in Europe. This conflict could also drive a rise in traditional and cyber terrorism in Europe and other parts of the world. Further, sanctions against Russian individuals and companies could adversely affect the price and availability of certain commodities.

Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s foreign securities may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. The Adviser expects that many foreign securities in which the Fund invests will be purchased in over the counter (“OTC”) markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.

Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States. Additionally, issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities.

Taxes. The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Non-U.S. Traded Securities. The SBH Funds define “non-U.S. traded securities” as those securities of U.S. issuers and non-U.S. issuers that trade in foreign currency and/or exclusively on one or more exchanges located outside of the United States. Non-U.S. traded securities may be subject to special risks associated with trading on a non-U.S. exchange and being denominated in a foreign currency.

The SBH Plus Bond Fund may invest up to 25% of its assets in non-U.S. dollar denominated securities. There are risks and costs involved in investing in non-U.S. traded securities (including securities issued by foreign governments), which are in addition to the usual risks inherent in securities that trade on a U.S. exchange and are denominated in U.S. dollars. Investments in non-U.S. traded securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. Non-U.S. traded securities may involve further risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability, less government regulation, less public information, security registration requirements and less comprehensive security settlement procedures and regulations. Future political and economic developments, and the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect these securities. These and other factors could make it difficult to effect transactions, potentially causing the Funds to experience losses or miss investment opportunities.

In considering whether to invest in the securities of a foreign company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Emerging Markets and Developing Countries. The Funds may invest either directly or indirectly in countries with emerging markets and developing countries. The risks associated with emerging market investments may be different from or greater than the risks associated with investing in developed countries.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds. Certain developing countries also may face serious currency exchange constraints.

In addition, there is generally less government supervision and regulation of exchanges, brokers, financial institutions, custodians and issuers in these countries than there is in the United States.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant impact on economic conditions in developing countries in these regions, which could affect private sector companies, a Fund, and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Depositary Receipts. Investments in non-U.S. securities may be in the form of sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and similar securities (together, “depositary receipts”). These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company and evidence ownership of underlying non-U.S. domiciled securities. EDRs and GDRs are receipts issued by a non-U.S. bank or financial institution evidencing ownership of underlying U.S. or non-U.S. domiciled securities. Depositary receipts that trade on a non-U.S. exchange, such as EDRs and GDRs, will be considered non-U.S. traded securities for purposes of the 10% investment limitation.

Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, whereas foreign issuers typically bear certain costs in a sponsored facility. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The lack of information may result in inefficiencies in the valuation of such instruments.

Investments in ADRs do not eliminate all of the risks of trading in non-U.S. domiciled and non-U.S. traded securities. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted. However, by investing in depositary receipts, such as ADRs, a Fund may avoid currency risks during the settlement period for purchases and sales.

Other Investments Potentially Affected By Foreign Exposure. Securities of certain issuers that are domiciled in the United States and trade on a U.S. exchange but have significant operations or relationships in countries other than the United States may be subject to some or all of the risks described above, to the extent of such operations and relationships.

Liquidity Risk (All SBH Funds)

Fixed income securities can have less liquidity than securities traded on an exchange, especially lower quality securities or those securities that have certain restrictions on resale. In addition, the Fixed Income Funds are subject to additional risks in that they may invest in high yield/high risk bonds (commonly referred to as “junk” bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fixed Income Funds would like, making the Fixed Income Funds subject to greater levels of liquidity risk than other bond funds that do not invest in such securities. This could in turn negatively impact the value of the Fund’s portfolio.

Lower-Rated Securities (All SBH Funds)

Investments in issuers of securities rated below investment grade (commonly known as “junk bonds”) are considered to be more speculative than securities rated investment grade and higher. Risk of loss upon default by the borrower is significantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and because the issuers frequently have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recessions, individual corporate developments and increasing interest rates, than are investment grade issuers. As a result, the market price of such securities, and the net asset value of a Funds’ shares, may be particularly volatile. There are particular risks associated with these securities, including: (a) the relative youth and growth of the market; (b) their greater sensitivity to interest rate and economic changes, which could negatively affect their value and the ability of issuers to make principal and interest payments; (c) the relatively low trading market liquidity for the securities, which may adversely affect the price at which they could be sold; (d) a greater risk of default or price changes because of changes in the issuer’s creditworthiness; (e) the adverse impact that legislation restricting lower-rated securities may have on their market; (f) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby the Funds may be required to reinvest premature redemption proceeds in lower yielding portfolio securities; and (g) the creditworthiness of issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. If the issuer of a lower-rated debt obligation held by the Funds defaulted, the Funds could incur additional expenses to seek recovery. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Funds’ net asset value per share.

In certain circumstances it may be difficult to determine a lower-rated security’s fair value due to a lack of reliable objective information. This may occur where there is no established secondary market for the security or the security is thinly traded. As a result, a Fund’s valuation of such a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may adversely affect the value and liquidity of lower-rated securities held by the Funds, especially in a thinly-traded market. Illiquid or restricted securities held by the Funds may involve special registration responsibilities, liabilities, costs and valuation difficulties.

The ratings of Rating Agencies evaluate the safety of a lower-rated security’s principal and interest payments, but do not address market value risk. Because the ratings of the Rating Agencies may not always reflect current conditions and events, the Adviser continuously monitors the issuers of lower-rated securities held in a Fund’s portfolio for their ability to make required principal and interest payments. If a security undergoes a rating revision, the Funds involved may continue to hold the security if the Adviser decides this is appropriate.

Master Limited Partnerships (All SBH Funds)

A master limited partnership is a limited partnership in which the ownership units are publicly traded. Master limited partnership units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. Master limited partnerships often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a master limited partnership are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Additionally, since master limited partnerships generally conduct business in multiple states the Funds can be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact a Fund’s return on its investment in the master limited partnership.

Money Market Instruments (All SBH Funds)

The Funds may invest from time to time in “money market instruments” such as bank obligations, commercial paper and corporate bonds with remaining maturities of 397 days or less.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including instruments issued or supported by the credit of U.S. or foreign banks. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Adviser deems the instrument to present minimal credit risks, these investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed twenty percent and twenty-five percent respectively, of the Funds’ total assets at the time of purchase.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Investments by the Funds in commercial paper and similar corporate obligations will consist of issues that are rated within the three highest Short-Term Credit Ratings as presented in Appendix A.

The Funds may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. The Funds intend to invest only in funding agreements that have a put feature which may be exercised on seven days’ notice.

Mortgage-Related Securities (All SBH Funds)

Mortgage-Backed Securities Generally. Mortgage-backed securities held by the Funds represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor’s monthly payments to his lending institution are “passed-through” to an investor such as the Funds. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuers or poolers so that they can meet their obligations under the policies. Mortgage-backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-backed securities are described as “modified pass-through.” These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

The Funds may purchase mortgage-related securities that are secured by entities such as Government National Mortgage Association (“GNMA”), Fannie Mae, Freddie Mac, commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) that are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities also include Fannie Mae guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae guaranteed Mortgage Pass-Through Certificates are guaranteed as to timely payment of principal and interest by Fannie Mae. Mortgage-related securities include Freddie Mac Mortgage Participation Certificates (also known as “PCs”). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by private stockholders. Freddie Mac PCs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac PCs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 6, 2008, the Federal Housing Finance Authority (“FHFA”), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship under its authority with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on these entities’ debt and equities is unclear, and no assurance can be given that any steps taken by the FHFA or the U.S. Treasury with respect to Fannie Mae or Freddie Mac will succeed.

Underlying Mortgages. Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one to four family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of variable rate mortgages (“VRM”), growing equity mortgages (“GEM”), graduated payment mortgages (“GPM”) and other types where the principal and interest payment procedures vary. VRMs are mortgages that reset the mortgage’s interest rate periodically with changes in open market interest rates. To the extent that a Fund is actually invested in VRMs, its interest income will vary with changes in the applicable interest rate on pools of VRMs. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Funds’ net asset value since the prices at which these securities are valued will reflect the payment procedures.

All poolers apply standards for qualification to local lending institutions that originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, some mortgages included in pools are insured through private mortgage insurance companies.

Each Fund may invest in multiple class pass-through securities, including CMOs and Real Estate Mortgage Investment Conduits (“REMICs”) Certificates. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, Fannie Mae and Freddie Mac, or issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests, which in general are junior and more volatile than regular interests. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that amount may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because mortgages underlying securities are prone to prepayment in periods of declining interest rates. For this and other reasons, a mortgage-related security’s maturity may be shortened by unscheduled prepayments on underlying mortgages and, therefore, it is not possible to accurately predict the security’s return to a Fund. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested. The compounding effect from reinvestment of monthly payments received by the Funds will increase their respective yields to shareholders, compared to bonds that pay interest semi-annually.

CMOs may involve additional risks other than those found in other types of mortgage-related obligations. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Fund’s analysis of the market value of the security.

As new types of mortgage-backed securities are developed and offered in the market, the Trust may consider making investments in such new types of securities.

Participatory Notes Risk (All SBH Funds)

P notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P note must rely on the credit worthiness of the bank or broker who issues the P note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Puerto Rico Risk (All SBH Funds)

Certain debt rating agencies have downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Downgrades could create additional strain on a commonwealth already facing economic stagnation and fiscal imbalances, including budget deficits, underfunded pensions, high unemployment, significant debt service obligations, and liquidity issues, and could potentially lead to less market demand, less liquidity, wider spreads, and lower prices for Puerto Rico municipal bonds. Puerto Rico’s continued financial difficulties could reduce its ability to access financial markets, potentially increasing the likelihood of a restructuring or default for Puerto Rico municipal bonds. Such factors may impact the Puerto Rican issuers in which the Fund invests or may invest, and could negatively impact the Fund’s performance. The Adviser typically invests in insured municipal securities within Puerto Rico to help mitigate these risks.

Real Estate Investment Trusts (“REITs”) (All SBH Funds)

The Funds may invest in equity and/or debt securities issued by equity and mortgage REITs, which are real estate investment trusts. Equity REITs invest directly in real property. Mortgage REITs invest in mortgages on real property.

REIT Risk

REITs may be subject to certain risks associated with direct ownership of real estate, including, but not limited to, declines in property values, overbuilding and increased competition, extended vacancies, increases in property taxes and operating expenses, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences.

Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of these investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are also heavily dependent on cash flow and are subject to the risk that borrowers may default.

A pro rata portion of REIT fees and expenses will be borne by a Fund’s shareholders. These fees and expenses are in addition to fees charged directly to the Funds and borne by Fund shareholders in connection with their operations.

Repurchase Agreements (All SBH Funds)

In a repurchase agreement, the Funds agree to purchase portfolio securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Funds will enter into repurchase agreements only with financial institutions deemed to be creditworthy by the Adviser. During the term of any repurchase agreement, the Adviser will monitor the creditworthiness of the seller and the seller must maintain the value of the securities subject to the agreement and held by the Funds as collateral at one hundred and one percent of the repurchase price.

Although the securities subject to repurchase agreements may bear maturities exceeding 13 months, the Funds do not presently intend to enter into repurchase agreements with deemed maturities in excess of seven days after notice by the Funds. If, in the future, the Funds enter into repurchase agreements with deemed maturities in excess of seven days, the Funds would do so only if such investment, together with other illiquid securities, did not exceed fifteen percent of the value of the Funds’ net assets.

The repurchase price under repurchase agreements entered into by the Funds generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds’ custodian or in the Federal Reserve/Treasury book-entry system.

Restricted Securities (All SBH Funds)

The Funds may invest in restricted securities which are securities subject to legal or contractual restrictions on resale. These may include private placements of equity securities issued by issuers who have publicly traded equity securities of the same class issued and outstanding (“private investment in public equity” or “PIPES”). In many cases, PIPES are subject to contractual restrictions on resale. As a result of the absence of a public trading market for the PIPES, they may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Funds or less than their fair market value. If any privately placed securities held by the Funds are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expenses of registration. The Funds’ investments in PIPES may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict a Fund’s ability to conduct portfolio transactions in such securities. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that registration will remain in effect.

The Funds may also invest in restricted securities that can be offered and sold under Rule 144A of the Securities Act. Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

Reverse Repurchase Agreements (All SBH Funds)

The Funds may borrow for temporary purposes by entering into reverse repurchase agreements. Under these agreements, the Funds sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. When a Fund enters into a reverse repurchase agreement, it maintains in a separate custodial account cash, U.S. Government obligations or other liquid high-grade debt obligations that have a value at least equal to the repurchase price.

Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. In addition, the value of portfolio securities the Funds sells may decline below the price it must pay when the transaction closes. Reverse Repurchase Agreements also involve leveraging. If the securities held by the Funds decline in value while these transactions are outstanding, the net asset value of the Funds’ outstanding shares will decline in value by proportionately more than the decline in value of the securities.

As reverse repurchase agreements are deemed to be borrowings by the SEC, each Fund is required to maintain continuous asset coverage of three hundred percent. Should the value of a Fund’s assets decline below three hundred percent of borrowings, the Fund may be required to sell portfolio securities within three days to reduce the Fund’s debt and restore asset coverage to three hundred percent.

Rights Offerings and Warrants to Purchase (All SBH Funds)

The Funds may participate in rights offerings and may purchase warrants. These instruments are privileges enabling the owners to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Funds involved could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the expiration of the rights and warrants. Also, the purchase of rights or warrants involves the risk that the effective price paid for them, when added to the subscription price of the related security, may exceed the value of the subscribed security’s market price. This could occur when there is no movement in the level of the underlying security.

Securities Lending (All SBH Funds)

A Fund may lend its portfolio securities to institutional investors as a means of earning additional income. Such loans must be continuously secured by certain liquid, high-grade collateral equal at all times to at least the market value of the securities loaned. Securities loans will be made only to borrowers deemed by the Adviser to present minimal credit risks and when, in its judgment, the income to be earned from the loan justifies the possible risks.

When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Cash collateral also may be invested in privately-placed interests in a trust or other entity, which may be affiliated, that invests solely in the instruments permitted for investment of cash collateral. Such investments are further described under the caption “Securities Issued by Other Investment Companies; Other Entities Investing in Money Market Instruments.” Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, these loans may be called at any time, including if a material event affecting the investment were to occur.

Collateral for such securities loans may include cash, securities of the U.S. Government, its agencies or instrumentalities or an irrevocable letter of credit issued by a bank that meets the investment standards of the Funds and whose securities are eligible for purchase under the objectives, policies and limitations of the Funds.

Stand-By Commitments (SBH Municipal Opportunities Fund)

The SBH Municipal Opportunities Fund may acquire stand-by commitments with respect to Tax-Exempt Obligations held in their respective portfolios. Under a stand-by commitment, a dealer or bank agrees to purchase from the Fund, at the Fund’s option, specified Tax-Exempt Obligations at a specified price. The amount payable to a Fund upon its exercise of a stand-by commitment is normally (i) the Fund’s acquisition cost of the Tax-Exempt Obligations (excluding any accrued interest that the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Stand-by commitments may be sold, transferred or assigned by the Fund only with the underlying instrument.

The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the Adviser’s sole opinion, present minimal credit risks. Each Fund’s reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Tax-Exempt Obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer’s assets, liabilities, contingent claims and other relevant financial information.

The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Tax-Exempt Obligations, which would continue to be valued in accordance with each Fund’s normal method of valuation.

Tax-Exempt Obligations (All SBH Funds)

Tax-Exempt Obligations include “general obligation” securities, “revenue” securities, private activity bonds and “moral obligation” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power. Revenue securities are payable only from the revenues derived from a particular facility, the proceeds of a special excise tax or another specific revenue source such as the user of the facility being financed. Private activity bonds (e.g., bonds issued by industrial development authorities) are issued by or on behalf of public authorities to finance various privately-operated facilities. Such bonds are included within the term “Tax-Exempt Obligations” only if the interest paid thereon is exempt from regular federal income tax. The credit quality of such bonds is usually directly related to the credit standing of the corporate user of the facility involved. Moral obligation securities are normally issued by special purpose public authorities. If the issuer is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Within the types of Tax-Exempt Obligations described above there are other categories, including municipal leases, which are often sold in the form of certificates of participation. These obligations are issued by state and local governments or authorities to finance the acquisition or construction of equipment and facilities. Certain of these obligations present the risk that a municipality may not have the funds approved or “appropriated” by a governing body for the lease payments. Moreover, lease obligations may be limited by municipal charter or other provisions that do not permit acceleration of the lease obligation upon default. Because certificates of participation are generally subject to redemption by the issuing municipal entity under specified circumstances, they may not be as liquid or marketable as other types of Tax-Exempt Obligations.

There are variations in the quality of Tax-Exempt Obligations both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, any inherent structural features (e.g., call features, sinking fund, pre-refunded, escrowed) and the rating of the issue.

Payment on Tax-Exempt Obligations relating to certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations. In the event of a foreclosure, collection of proceeds may be delayed and may not be sufficient to pay the principal or accrued interest on the defaulted Tax-Exempt Obligations.

Certain investments of the Funds may be subject to the federal alternative minimum tax. These securities are not considered to be Tax-Exempt Obligations for purposes of the Fund’s policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in Tax-Exempt Obligations.

Temporary Defensive Positions (All SBH Funds)

The SBH Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Such investments may include short-term debt-securities, cash and cash equivalents. If any Fund takes a temporary position at the wrong time, the position could have an adverse impact on that Fund’s performance and the Fund may not achieve its investment objective. Each Fund reserves the right to invest all of its assets in temporary defensive positions.

Terrorism, War, Natural Disaster and Epidemic Risk (All SBH Funds)

Terrorism, war, military confrontations and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as widespread disease and virus epidemics, can be highly disruptive to economies and markets, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.

Trust Preferred Securities (All SBH Funds)

The Funds are subject to additional risks in that each may invest in trust preferred securities. Trust preferred securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities, which have certain favorable characteristics for the issuer in light of capital regulations and/or rating agency classifications. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.

Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS(r)”); monthly income preferred securities (“MIPS(r)”); quarterly income bond securities (“QUIBS(r)”); quarterly income debt securities (“QUIDS(r)”); quarterly income preferred securities (“QUIPS(sm)”); corporate trust securities (“CORTS(r)”); public income notes (“PINES(r)”); and other trust preferred securities.

Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders but would typically be subordinated to other classes of the operating company’s debt. Typically, a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

The market values of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act, and would then be restricted securities, which may be sold only either pursuant to an effective registration statement or an exemption from the 1933 Act. Although Trust Preferred Securities may be readily marketable, there can be no assurance as to the liquidity of trust preferred securities and the ability of holders of trust preferred securities, such as the Fund, to sell their holdings.

U.S. Government Obligations (All SBH Funds)

Each Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Examples of the types of U.S. Government obligations that may be held by a Fund include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association (“Fannie Mae”), General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of Freddie Mac, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Such investments are further described under the caption “Mortgage Related Securities.”

Valuation Risk (All SBH Funds)

Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ — higher or lower — from the Fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when the Fund is holding fair valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the Fund had not fair valued the security or had used a different valuation methodology. The value of foreign securities and currencies may be materially affected by events after the close of the market on which they are valued, but before the Fund determines its net asset value.

Variable and Floating Rate Instruments (All SBH Funds)

The Funds may purchase variable and floating rate demand instruments, including variable amount master demand notes, issued by corporations, industrial development authorities and governmental entities. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor the issuer’s financial ability to meet payment on demand.

Variable and floating rate demand instruments acquired by a Fund may include participations in Tax-Exempt Obligations purchased from and owned by financial institutions, primarily banks. Participation interests provide a Fund with a specified undivided interest (up to one hundred percent) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days’ notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Fund. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Funds, the Funds may, from time to time as specified in the instrument, demand payment in full of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss. Variable and floating rate instruments with no active secondary market will be included in the calculation of a Fund’s illiquid assets.

When-Issued Purchases and Forward Commitments (All SBH Funds)

The Funds may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Funds to purchase or sell particular securities with payment and delivery taking place at a future date. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as when-issued or forward commitment transactions, even though some of the risks described may be present in such transactions. These transactions permit the Funds to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. The Funds would bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery occurs. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes.

The Funds will enter into these transactions only with the intention of completing them and actually purchasing or selling the securities involved. However, if deemed advisable as a matter of investment strategy, the Funds may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Funds on the settlement date. In these cases, the Funds may realize a capital gain or loss.

When the Funds engage in when-issued and forward commitment transactions, they rely on the other party to consummate the trade. Failure of the other party to do so may result in the Funds’ incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued or forward commitment transaction, and any subsequent fluctuations in their value, are taken into account when determining the Funds’ net asset value starting on the day the Funds agree to purchase the securities. The Funds do not earn interest on the securities until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in a Fund’s assets, and fluctuations in the value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment remains in effect.

Zero Coupon and Pay-In-Kind Securities (All SBH Funds)

Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be considered more speculative than other securities and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends and require stockholders to pay tax on such dividends (except if such dividends qualify as exempt-interest dividends).

PORTFOLIO TURNOVER & BROKERAGE

The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”). Subject to the general supervision of the Trust’s Board of Trustees (the “Board”) and the provisions of the Trust’s Advisory Agreement relating to the Funds, the Adviser makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds. The Adviser is also responsible for selecting brokers to affect these transactions and the resulting portfolio turnover.

PORTFOLIO TURNOVER

The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities, including options, that have maturities or expiration dates at the time of acquisition of one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and each Fund may engage in short-term trading to achieve its investment objective. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs. High portfolio turnover may result in the realization of substantial net capital gains.

The Funds’ portfolio turnover rates will vary over time, and could exceed 100%, based on certain market conditions. Any significant variation in a Fund’s portfolio turnover rates over the last two recently completed fiscal years for each of the other Funds was due generally to changes in market conditions.

BROKERAGE COMMISSIONS

The Advisory Agreement for the Funds provides that the Adviser will seek to obtain the best overall terms available in executing portfolio transactions and selecting brokers or dealers. In assessing the best overall terms available for any transaction, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Adviser to cause any of the Funds to pay a broker-dealer that furnishes “eligible” brokerage and research services under Section 28(e) of the Securities Exchange Act of 1934, as amended (“Research”), a higher commission than that charged by another broker-dealer for effecting the same transaction, provided that the Adviser in good faith determines that the commission is reasonable in relation to the value of the brokerage and/or research service provided (“Research Arrangement”).

Research Arrangements generally can be categorized as either “proprietary” or “third party.” When the broker-dealer that executes a trade also provides the Adviser with internally generated research in exchange for one bundled per share commission price that Research Arrangement is referred to as “proprietary.” In a “third party” Research Arrangement, the executing broker provides independent Research generated by a third party in exchange for commission dollars.

Transactions on U.S. and international stock exchanges and equity securities traded over-the-counter involve the payment of negotiated brokerage commissions. The Adviser negotiates standard commission rates used for executing equity trades that are on a per share basis. The cost of transactions executed on international stock exchanges are generally based on a percentage of the principal traded and may vary based on the market in which the security is traded. Typically, all of the commissions paid for executing equity trades on behalf of the Funds include a Research Arrangement. SBH estimates that approximately 33% for domestic and international equities of the commission paid for trades where SBH receives proprietary Research is for the cost of execution, with the balance attributable to the Research received. “Third party” Research involves the executing broker providing the independent Research generated by a third party in exchange for commission dollars. In these cases, SBH negotiates the execution cost with the executing broker. SBH estimates that approximately 10% to 33% of the commission paid is for the cost of execution, with the balance attributable to the Research received.

To constitute eligible “research services” such services must qualify as “advice,” “analyses” or “reports.” To determine that a service constitutes research services, the Adviser must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. The Adviser may determine that a service has a mixed use (i.e., the service constitutes both a permissible research or brokerage service and an ineligible service). When this occurs, the Adviser will reasonably allocate the cost of the service according to its use, so that the portion that assists in eligible research and brokerage services is obtained using portfolio commissions from the Funds, and the portion or specific component which provides other assistance (for example, administrative or non-research assistance) is paid for by the Adviser.

Many over-the-counter issues, including corporate debt, government securities and municipal securities, may be traded without stated commissions, but the price includes an undisclosed commission or mark-up. Securities purchased and sold by the Funds may be traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. Transactions in the over-the-counter market may be principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser will normally deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution terms are available elsewhere or as described below. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Funds may participate, if and when practical, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

During the fiscal years ended December 31, 2025, 2024, and 2023, the Funds did not pay any brokerage commissions.

During the fiscal years ended December 31, 2025, 2024, and 2023, the Adviser did not cause the Funds to enter into brokerage transactions through a broker that involved third party Research Arrangements.

The Funds may from time to time purchase securities issued by the Trust’s regular broker/dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies. As of December 31, 2025, none of the Funds held securities of the Trust’s regular broker/dealers (or their parents) that derive more than 15% of their gross revenues from securities-related activities. Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Adviser, UFD or an affiliated person (as the term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. The Adviser will not enter into agreements, express or implied, with brokerage firms pursuant to which it would select a firm for execution as a means of remuneration for recommending it as an investment adviser, nor in connection with the distribution of mutual funds advised or sub-advised by the Adviser. However, portfolio transactions may be executed through broker-dealers that have made such a recommendation, if otherwise consistent with seeking the best overall terms available in executing portfolio transactions. In addition, the SBH Colorado Tax Free Fund will not purchase securities during the existence of any underwriting group or related selling group of which UFD, the Adviser or any affiliated person of any of them, is a member, except to the extent permitted by the SEC.

Investment decisions for each Fund are made independently from those for the other Funds. However, the Adviser manages other accounts in a similar investment style and these accounts frequently invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another account, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in executing transactions. In instances where the purchase or sale order for a single security cannot be aggregated across all clients, the Adviser maintains aggregation and allocation policies and procedures that the Adviser believes to be fair and equitable to all over the long term. In some instances, this may adversely affect the price paid or received by a Fund or the size of the position obtained by or disposed of by the Fund.

NET ASSET VALUE

The net asset value per share of each Fund is calculated as set forth in the Prospectus and is calculated separately from the net asset value of the other Funds.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Creation Units

The Funds will issue and redeem shares at NAV only in aggregations of large blocks of shares or Creation Units and only to Authorized Participants. In order to be an Authorized Participant the firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and the firm must execute an agreement (“Participant Agreement”) with Ultimus Fund Distributors, LLC, the Fund’s distributor (the “Distributor”) that governs transactions in the Fund’s Creation Units.

The Funds sell and redeem Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any day on which the New York Stock Exchange is open for business. The New York Stock Exchange is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Funds will issue and redeem Creation Units principally in exchange for an in-kind deposit of Deposit Securities, together with the deposit of a Cash Component, plus a transaction fee. The Fund are listed on NYSE Arca. Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of shares in a Creation Unit.

The Funds reserve the right to offer creations and redemptions of shares for cash.

Creation Transaction Fee

A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard creation transaction fee for the Funds, regardless of the number of Creation Units created in the transaction, is $250.

The Funds may adjust the creation transaction fee from time to time. The creation transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee of up to two percent (2%) may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more efficient manner than could have been achieved without such order.

Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

Exchange Listing and Trading

Shares of the Funds are available to the public on the [NYSE Arca] and trade at market prices rather than NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. There can be no assurance that the requirements of the [NYSE Arca] necessary to maintain the listing of shares of the Funds will continue to be met. The [NYSE Arca] may, but is not required to, remove the shares of the Funds from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of the Fund’s shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund for 30 or more consecutive trading days, or (ii) any other event shall occur or condition shall exist that, in the opinion of the [NYSE Arca], makes further dealings on the [NYSE Arca] inadvisable. The [NYSE Arca] will also remove shares of the Funds from listing and trading upon termination of the Funds.

As in the case of other publicly-traded securities, when you buy or sell shares of the Funds through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

Other Distribution and Marketing Arrangements

As described in the Funds’ prospectus, the Adviser may make payments out of their own resources to intermediaries and other parties for shareholder services and distribution-related services. The Adviser pays these consulting and support service fees from its own resources and not from the assets of the Fund. The amounts received by Hantz in these special compensation arrangements, together with the related conflicts of interest, are disclosed and updated annually by Hantz on its website.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits (as defined below) that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Portfolio Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Funds.

On each Business Day, prior to the opening of business on the [NYSE Arca] (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Funds may, in their sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Funds may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Funds may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Funds will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

An Authorized Participant must submit an irrevocable purchase order in proper form to the Distributor or its agent no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund’s account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once a Fund has accepted an order, upon the next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as otherwise provided, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Each Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Fund shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the [NYSE Arca] is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the [NYSE Arca] is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Fund shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

Each Fund may, in their sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to a Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Fund shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Fund shares to the Fund on the contractual settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once a Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

DESCRIPTION OF SHARES

Under the Trust’s Declaration of Trust, the beneficial interests in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Amended and Restated Declaration of Trust authorizes the Board to classify or reclassify any unissued shares of the Trust into one or more additional classes by setting or changing in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Board has authorized the issuance of twenty-nine outstanding classes of shares, consisting of one exchange-traded fund, fourteen Retail Class shares, twelve Institutional Class shares, and three ETF Class shares. Each series of the Trust covered by this SAI has a Retail, Institutional, and ETF Class, though the Retail and Institutional Classes of each Fund are covered by a separate statement of additional information. .The Trustees may similarly classify or reclassify any particular class of shares into one or more series.

Each share of the Trust has no par value, represents an equal proportionate interest in a Fund, and is entitled to such dividends and distributions of the income earned on the Fund’s assets as are declared at the discretion of the Trustees. Shares of the Funds have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus of a particular Fund, a Fund’s shares will be fully paid and nonassessable by the Trust. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Trust’s respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the Fund on liquidation, based on the number of shares of the Fund they hold.

Shareholders of the Funds will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. In accordance with Rule 18f-3 of the 1940 Act, each class of shares shall have (i) exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement, and (ii) separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of the other class. Rule 18f-2 under the 1940 Act (“Rule”) provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of the Independent Registered Public Accounting Firm, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to particular Funds.

There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shares of the Trust have noncumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the Trustees. The Amended and Restated Declaration of Trust provides that meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote. Furthermore, under the 1940 Act, the Board is required to call a meeting of shareholders for the purpose of voting upon the removal of any Trustee or Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares. If a shareholders’ meeting is held, you will be entitled to one vote for each full share you hold and proportionate fractional votes for fractional shares you hold.

Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for this purpose and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the trust or inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request.

If the Trustees elect to follow the second course above, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Commission may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

The Amended and Restated Declaration of Trust authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price that is equal to their net asset value and that may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Board may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

The Trustees’ decision to liquidate a portfolio may result from various factors that lead the Trustees to believe that such action would be advisable. For example, there may be poor market conditions, the Fund may be unable to attract or retain sufficient investments or unforeseen expenses may hinder the Fund’s ability to provide competitive returns. Liquidation of a portfolio could have negative tax consequences for a shareholder.

ADDITIONAL INFORMATION CONCERNING TAXES

This section provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect. The following does not address any state, local or foreign or estate or gift tax matters.

Except where otherwise indicated (see “Foreign Shareholders” and “Withholding on Shares Held in Foreign Accounts” below), the following discussion of federal income tax law applies only to shareholders who are U.S. persons. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (i.e., entities classified as corporations for U.S. tax purposes that are organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. person have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

This discussion also does not, except where specifically noted, address issues of significance to U.S. persons in special situations including but not limited to: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-qualified accounts (such as 401(k) plans or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) shareholders who are dealers in securities, (vii) shareholder who are not U.S. persons as described above, (viii) shareholders holding shares as part of a hedge, straddle or conversion transaction, (ix) shareholders who are subject to either the U.S. federal alternative minimum tax or the U.S. federal corporate alternative minimum tax, (x) insurance companies, (xi) regulated investment companies or real estate investment trusts, and (xii) shareholders that are pass-through entities.

If a pass-through entity (including for this purpose any entity treated as a disregarded entity, partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owner and the activities of the pass-through entity. Owners of pass-through entities that are considering the purchase of shares of a Fund should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from federal income tax treatment. Distributions from a Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may also be exempt from state and local income taxes in certain states.

Taxation of the Funds

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code, and to timely distribute out all, or substantially all, of its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. Each Fund also intends to be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally are expected to apply separately to the Funds even though the Funds are series of the Trust. Furthermore, each Fund will separately determine its income, gain, losses and expenses for federal income tax purposes. This discussion assumes that each Fund will qualify under Subchapter M of the Code as a regulated investment company and will satisfy distribution requirements for taxation as a regulated investment company (as described below), although there can be no assurance that these assumptions will be correct

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of such Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of such Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which such Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships, and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of each Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a regulated investment company may significantly limit the extent to which a Fund may invest in some investments.

With respect to (i) above, the Internal Revenue Service (the “IRS”) may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to Treasury Regulations that may be issued in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If a Fund were disqualified as a regulated investment company: (i) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (ii) shareholders would be taxed as if all dividends they received were ordinary dividends or in some cases, qualified dividends, although corporate shareholders could be eligible for the dividends received deduction. To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, a Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions, which may be taxed to shareholders as either ordinary income or qualified dividend income. In addition, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, such Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if a Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its net capital gains (that is any net long-term capital gains in excess of the net short-term capital losses) properly reported by a Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income, if any, that a Fund distributes to shareholders on a timely basis. Each Fund generally intends to distribute substantially all of its investment company taxable income and net capital gains, after offsetting any capital loss carryforwards, as its capital gain dividends in a taxable year. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, a Fund may elect to have certain distributions paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-back dividends”). Spill-back dividends are taxed to shareholders in the year in which they are received.

If a Fund retains any net capital gain, the Fund will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such a Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and (iii) will be entitled to obtain a refund of the excess, if any, of their allocable share of the tax paid by the Fund on such undistributed amount over the shareholder’s tax liability on such amount. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of such a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital gain for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized in taxable years may be carried forward indefinitely until they are used to offset capital gains.

If future capital gains are offset by carried-forward capital losses, such future capital gains will not be subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, distributions of amounts of capital gains offset by carried-forward capital losses are generally treated as return-of-capital distributions to shareholders. The Funds cannot carry back or carry forward any net operating losses.

Each Fund may be limited under Code Section 382 in its ability offset its taxable income by capital loss carryforwards and net unrealized built-in losses after an “ownership change” of the Fund. The term “net unrealized built-in losses” refers to the excess, if any, of a Fund’s aggregate adjusted basis in its assets immediately before an ownership change, over the fair market value of such assets at such time, subject to a de minimis rule. A Fund would experience an ownership change under Code Section 382 if and when 5-percent shareholders of the Fund increase their ownership by more than 50 percentage points in the aggregate over their respective lowest percentage ownership of Fund shares in a 3-year period. Under Code Section 382, if a Fund experiences an ownership change, the Fund may use its pre-change tax capital loss carryforwards and net unrealized built-in losses in a year after the ownership change generally only up to the product of the fair market value of the Fund’s equity immediately before the ownership change and a certain interest rate published monthly by Treasury known as the applicable long-term tax-exempt rate. The foregoing limitation on the use of pre-ownership change net unrealized built-in losses only applies for a period of five years after the ownership change, while the foregoing limitation on the use of pre-ownership change capital loss carryforwards lasts indefinitely.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to future tax years without expiration. As of December 31, 2025, the following amounts are available as carry forwards to offset net capital gains realized in future tax years:

Fund	Short-Term	Long-Term
SBH Plus Bond Fund	14,930,787	61,349,962
SBH Municipal Opportunities Fund	15,826,190	16,002,283

A Fund may elect to treat any post-October capital loss (defined as a Fund’s net capital loss, net long-term capital loss, or net short-term capital loss, as applicable, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year an amount at least equal to 98% of its ordinary taxable income and at least 98.2% of their capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year including any retained amount for the prior year, such Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of the property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax, although there can be no assurance that each Fund will be able to do so. Each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis).

Equalization Accounting

Each Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, a Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares. This method would allow a Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders but would not reduce the total return on a shareholder’s investment. However, the IRS has not expressly authorized the particular equalization methods that a Fund may use, and a Fund’s use of an equalization method may be subject to IRS scrutiny. If the

IRS determines that a Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for a Fund for any taxable year in which it is treated as a personal holding company for federal income tax purposes.

Personal Holding Company

If a Fund is a “personal holding company” and fails to distribute (or to be treated as distributing) all of its investment company taxable income, the Fund may also be subject to a 20% nondeductible tax on its “undistributed personal holding company income.” A Fund would generally be a personal holding company for a taxable year if five or fewer individuals own more than 50% of its outstanding shares at any time in the last half of the taxable year. The term “individual” for this purpose includes private foundations and certain trusts. The Funds do not expect to be subject to the tax on undistributed personal holding company income, although there can be no assurance that this will never occur.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of each Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned the shareholder’s shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly reported by such Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

A Fund may report certain dividends as derived from “qualified dividend income,” which, when received by an individual, will be taxed at a maximum federal income tax rate applicable to long-term capital gain, which (for this purpose) is 20%. Dividend income distributed to individual shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from a Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both a Fund (with respect to the dividend paying corporation’s stock) and its shareholders (with respect to the Fund’s shares). If qualified dividends received by a Fund during any taxable year constitute 95% or more of its gross income (excluding net capital gain), then all of the Fund dividends (other than those properly reported as capital gain dividends) may be treated as qualified dividend income.

Distributions of earnings and gains are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in such Fund (and thus were included in the price the shareholder paid) and whether shareholders receive them in cash or reinvest them in additional shares. Each shareholder who receives dividends or distributions in the form of additional shares will generally be treated for U.S. Federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholder would have received if he or she had instead elected to receive cash distributions. A shareholder’s tax basis in the shares so received will be equal to such amount.

Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The maximum long-term capital gain rate applicable to individuals generally is 20%. Capital gains are also subject to the surtax on net investment income. See “Surtax on Net Investment Income” below.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for the 50% dividends received deduction to the extent of the amount of qualifying dividends received by a Fund from domestic corporations and to the extent (if any) that a portion of interest paid or accrued on certain high yield discount obligations owned by such Fund is treated as dividends. In order to receive this deduction, certain holding period requirements apply. Among such requirements, pursuant to Code Sections 246 and 854, a Fund’s corporate shareholders must hold their Fund shares at least 46 days for the 91-day period beginning on the date 45 days before the date on which a Fund’s shares becomes ex-dividend. Additionally, a Fund must meet the same holding period requirements but with respect to shares of the domestic corporation issuing dividends. Other restrictions on the dividends received deduction may apply.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s shares, and thereafter as capital gain. A return of capital is generally not taxable, but it reduces a shareholder’s basis in the shareholder’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Section 163(j) of the Code generally limits the deductibility of business interest to the sum of the taxpayer’s business interest income and 30% of its adjusted taxable income. Certain small businesses are exempt from such limitations. If a Fund, as a regulated investment company, earns business interest income the Fund would be permitted to pay Code Section 163(j) interest dividends to its shareholders. A shareholder that receives a Code Section 163(j) interest dividend generally may treat the dividend as interest income for purposes of Code Section 163(j) if certain holding period requirements are met. Generally, the shareholder must have held the fund shares for more than 180 days during the 361-day window beginning 180 days before the ex-dividend date, and the shareholder must not be obligated (under a short sale or otherwise) to make related payments with respect to substantially similar or related property.

The SBH Municipal Opportunities Fund will qualify to pay exempt-interest dividends only if, at the close of each quarter of the Fund’s taxable year, at least 50 percent of the value of the total assets of the Fund consists of obligations described in Section 103(a) of the Code (generally, State or local bonds).

Exempt-interest dividends paid by the SBH Municipal Opportunities Fund are exempt from regular federal income taxes, whether paid in cash or in shares, and regardless of how long a shareholder has held shares of the Fund. None of these Funds’ distributions are expected to be eligible for the dividends-received deduction for corporate shareholders or for any favorable tax rate that may apply to “qualified dividend income” in the hands of an individual shareholder.

Tax-exempt income must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Because the Fund will distribute exempt-interest dividends, interest on indebtedness incurred by shareholders, directly or indirectly, to purchase or carry shares in the Fund is not deductible for U.S. Federal income tax purposes.

Shares of the SBH Municipal Opportunities Fund generally would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code and Traditional IRAs because the recognition of taxable income on the earnings of such plans and accounts is generally deferred and, therefore, not only would the shareholder not gain any current benefit from the Fund’s dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed from the plan. Shares of the SBH Municipal Opportunities Fund generally may not be suitable for Roth IRAs because income of Roth IRAs is generally exempt from tax and the shareholder therefore would not receive any benefit from the Fund’s dividends being tax-exempt.

Although interest on certain private activity bonds is exempt from regular federal income tax, such interest is a tax preference item for taxpayers when determining their alternative minimum tax under the Code. Private activity bond interest derived by the SBH Municipal Opportunities Fund could subject a shareholder to or increase the shareholder’s liability under the federal alternative minimum tax, depending on the shareholder’s personal tax position.

In addition, the SBH Municipal Opportunities Fund may be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” owned by the Fund or “related persons” thereof. A “substantial user” of a facility is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and (x) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than five percent of the total revenues derived by all users of such facilities, or (y) occupies more than five percent of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” generally include certain (i) related natural persons, (ii) members of a controlled group of corporations, (iii) partnership and its partners, and (iv) S corporations and its shareholders.

Sale or Redemption of Shares

The sale of exchange-listed shares or redemption of Creation Units by an Authorized Participant may give rise to a taxable gain or loss to the selling or redeeming shareholder equal to the difference between the amount received for shares and the shareholder’s adjusted tax basis in the shares. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, such gain or loss will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares or units will be adjusted to reflect the disallowed loss. The deductibility of capital losses is subject to limitations.

Special Tax Considerations

The following discussion relates to the U.S. federal income tax consequences of the particular investment policies of the Funds.

Securities Issued or Purchased at a Discount

A Fund may acquire debt obligations that have original issue discount. “Original issue discount” is the excess of a debt obligation’s stated redemption price at maturity over the obligation’s issue price. Under long-standing tax rules, a taxpayer that acquires an obligation with original issue discount generally must include the original issue discount in income on a constant yield-to-maturity basis without regard to when, or whether, payments are made on the obligation. Obligations owned by a Fund that have original issue discount may include investment in payment-in-kind securities, and certain other obligations. Obligations with original issue discount owned by a Fund will give rise to income that a Fund will be required to distribute even though the Fund does not receive an interest payment in cash on the obligation during the year and may never receive such payment. In order to generate sufficient cash to make the required distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. A Fund may realize gains or losses from such sales. If a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by a Fund in the secondary market may be treated as having market discount. “Market discount” is generally the excess of the stated redemption price of the bond at maturity over the basis of the bond immediately after its acquisition by the taxpayer. Generally, any gain recognized on the receipt of principal payments or on the disposition of a debt security having market discount has been treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. Each Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes. When recognized, market discount is taxable as ordinary income even if interest on the debt obligation in question is tax exempt.

Passive Foreign Investment Companies

The Funds may own shares in certain foreign investment entities, referred to as “passive foreign investment companies” (“PFICs”). In general, a foreign company is classified as a PFIC if 75% or more of its gross income is “passive” income (including investment-type income) or at least one-half of its assets are assets held for the production of passive income. In order to avoid U.S. federal income tax and an additional charge on a portion of any “excess distribution” from PFICs or gain from the disposition of PFIC shares, a Fund may elect to “mark-to-market” annually its investments in such entities, which will result in such Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year. As a result of the mark-to-market election, an electing Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains. By making the mark-to-market election, an electing Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. As a regulated investment company, an electing Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.

Alternatively, a Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund must include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. As with the mark-to-market election, these amounts would be taken into account by a Fund that makes a QEF election for purposes of satisfying the distribution requirement and the excise tax distribution requirement. Amounts included in income under a QEF election would be qualifying dividend income for a regulated investment company if either (i) the earnings attributable to the inclusions are distributed in the taxable year of the inclusion, or (ii) such earnings are derived with respect to the regulated investment company’s business of investing in stock, securities or currencies. In order to make a QEF election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income. Dividends paid by PFICs or by foreign corporations that were PFICs in the year preceding the payment of the dividends are ineligible to be treated as qualified dividend income.

If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election or a QEF election, the Fund may be subject to U.S. federal income tax and an interest charge on distributions with respect to such shares, or gain from the disposition of such shares, under punitive tax rules that apply to so-called “excess distributions” from PFICs, even if such income is distributed as a taxable dividend by the Fund to its shareholders.

Controlled Foreign Corporations

A Fund may invest in entities referred to as “controlled foreign corporations” (“CFCs”). A CFC is a foreign corporation in which more than 50% of the stock, by vote or value, is owned, directly or constructively under certain attribution rules, by U.S. persons each of whom own, directly or constructively, 10% or more of the stock of a foreign corporation by vote or by value (“U.S. shareholders”). If a Fund is a U.S. shareholder with respect to a CFC, the Fund must annually include in income its allocable share of the CFC’s (i) “subpart F income” and (ii) ”net CFC tested income”, both as defined by the Code, regardless of whether or not the CFC distributes such amounts to the Fund. Amounts included in gross income by a Fund as subpart F income of a CFC are qualifying income for a regulated investment company under Code Section 851(b) if either (i) such amounts are distributed to the Fund in the taxable year in which they are earned by the CFC, or (ii) such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. Net CFC tested income included in gross income is treated in the same manner as subpart F income for purposes of Code Section 851(b) and various other provisions of the Code except as provided in future rules issued by the Treasury Department.

Real Estate Investment Trusts

Investments by a Fund in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold.

A Fund’s investments in REIT equity securities, if any, may result in such Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Under Code Section 199A, a deduction of up to 20% is available to taxpayers other than corporations for qualified business income from certain pass-through businesses, including “qualified REIT dividends” from REITs (i.e., ordinary REIT dividends other than capital gains dividends and REIT dividends reported as qualified dividend income). A regulated investment company may pay and report “section 199A dividends” to its shareholders with respect its qualified REIT dividends. The amount of section 199A dividends that a Fund may pay and report to its shareholders is limited to the excess of the “qualified REIT dividends” that the Fund receives from REITs for a taxable year over the Fund’s expenses allocable to such dividends. A shareholder may treat section 199A dividends received on a share of a Fund as “qualified REIT dividends” if the shareholder has held the share for at least 46 days during the 91-day period beginning 45 days before the date on which the share becomes ex-dividend, but only to the extent that the shareholder is not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property. A shareholder may include 20% of the

“shareholder's qualified REIT dividends" in the computation of the shareholder’s “combined qualified business income amount” under Code Section 199A. Code Section 199A allows a taxpayer (other than a corporation) a deduction equal to the lesser of (A) the taxpayer’s “combined qualified business income amount” or (B) 20% of the excess of the taxpayer’s taxable income over the taxpayer’s net capital gain for the year.

Financial Products

A Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Certain positions undertaken by the Funds may constitute “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. Losses realized by the Fund that are part of a straddle may be deferred beyond the point in time that they are realized. The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Funds, which is taxed as ordinary income when distributed to shareholders. Certain tax elections that the Funds may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which the Funds may invest are not clear in various respects. As a result, the IRS could challenge a Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of the Fund as a regulated investment company.

When a Fund sells a put or call option, the premium received generally is not included in income at the time of receipt. If the option expires, the premium is generally included in income of the Fund as short-term capital gain. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is generally short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss generally will be a capital gain or loss and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

The sale by a Fund of a covered call option may result in the suspension of the Fund’s holding period in the underlying security unless the call option is a “qualified covered call option”. Suspension of the holding period may result in short-term capital gains, taxable to fund shareholders at ordinary income rates, when the holder exercises the option, and may disqualify dividends issued on the underlying securities from being taxed to individual shareholders of the fund and other non-corporate shareholders as qualified dividends at rates applicable to long-term capital gains. A qualified covered call option is a covered call option that has a term of more than 30 days when issued, is not deeply in the money (as defined) when issued and satisfies certain other conditions

Some of the Funds’ investments, such as certain option transactions, futures contract transactions, and forward foreign currency exchange contracts may be “section 1256 contracts.” With certain exceptions, gains or losses attributable to section 1256 contracts generally are treated as sixty percent long-term capital gains or losses and forty percent short-term capital gains or losses (“60/40”). Section 1256 contracts held by a Fund at the end of a taxable year (and, generally, for purposes of the excise tax, on October 31 of each year) are “marked-to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Funds may be required to limit the extent to which it invests in such investments and the IRS may not agree with a Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

Non-U.S. Securities and Currency Transactions

Gains and losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund collects the U.S. dollar amounts of such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses may increase, decrease, or eliminate the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income. Certain foreign currency contracts may be subject to Code Section 1256, with the result that such contracts generally must be “marked to market” annually, and gains and losses with respect to such contracts would generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. See “Financial Products”, above.

Non-U.S. Taxes

Income received by a Fund from foreign sources may be subject to foreign withholding taxes and other similar income taxes. Although a Fund that pays foreign taxes generally may elect either to claim a foreign tax credit or to deduct foreign taxes in computing its taxable income, a Fund may have insufficient tax liability to fully utilize such a credit or deduction because a Fund’s taxable income is reduced by distributions to its shareholders. However, if more than fifty percent of the value of a Fund’s total assets at the close of its taxable year were to consist of securities of foreign corporations, the Fund would be eligible to elect to “pass-through” to its shareholders the amount of such foreign taxes paid by the Fund. Alternatively, if a Fund were to qualify as a “qualified fund of funds,” such Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above-described fifty percent requirement. For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least fifty percent of the value of its total assets is represented by interests in other regulated investment companies. The Funds do not expect to qualify for either election described in this paragraph and make no assurances as to either the availability of any election discussed in this section or their willingness to make any such election.

Tax-Exempt Shareholders

Under current law, each Fund serves to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund. For example, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the applicable Fund invests in REITs that hold residual interests in REMICs, in which event any related UBTI may not be offset by net operating losses; or (2) shares in the applicable Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. If a charitable remainder trust (as defined in section 664 of the Code) realizes any UBTI for a taxable year, it will be subject to an excise tax equal to the amount of such UBTI. The Funds (other than the SBH Colorado Tax Free Fund) may invest in REITs that hold residual interests in REMICs.

Backup Withholding

Each Fund generally must withhold and remit to the U.S. Treasury a percentage of the taxable dividends or gross sale proceeds paid to any individual shareholder who (i) fails to properly furnish a Fund with a correct taxpayer identification number (“TIN”), (ii) has been identified by the IRS as otherwise subject to backup withholding, or (iii) fails to certify to a Fund that the shareholder is a U.S. person that is not subject to such withholding. The backup withholding rate is twenty-four percent for tax years under current law.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS. A shareholder who has not been notified by the IRS that it is subject to backup withholding may normally avoid backup withholding by furnishing a properly completed IRS Form W-9. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Cost Basis Reporting

The Funds (or their administrative agent) must report to the IRS and furnish to its shareholders cost basis information for Fund when the shares are redeemed, exchanged, or otherwise sold and whether shareholders had a short-term or long-term holding period in these shares. The Funds must also report the gross proceeds from the sale of all Fund shares (regardless of when they were purchased).

The cost basis of shares of the Funds acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of capital gain or loss realized on the sale or exchange of shares.

For Shareholders that hold Fund shares through a broker or other financial intermediary (each, a “broker”), the broker will generally be responsible for reporting to the IRS and to the shareholder the cost basis of Fund shares and whether any gain or loss on a disposition of such shares is long-term or short-term. The Fund or a broker will choose a standing (default) tax lot identification method for all shareholders. A tax lot identification method is the method for determining which Fund shares are treated as sold when a shareholder sells shares that the shareholder acquired on different dates or at different prices. Brokers may offer different cost basis calculation methods and may have different default methods; any cost basis election made with a broker will apply only to the account at that broker and may not be changed with respect to prior transactions and may differ from the methods that the Fund or its transfer agent makes available for shares held directly. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost-basis reporting methods and elections for your account.

Surtax on Net Investment Income

An additional surtax of 3.8% will be imposed on net investment income of U.S. individuals, estates and certain trusts to the extent that such person’s “gross income”, as adjusted, exceeds a threshold amount (limited, for estates and trusts, to undistributed net investment income). Net investment income includes interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business). Net investment income also includes ordinary income and capital gain distributions received with respect to shares of a Fund and net gains from redemptions or other taxable dispositions of Fund shares. Net investment income is reduced by deductions properly allocable to such income.

Foreign Shareholders

For purposes of this discussion, the term “Foreign Shareholders” refers to owner of beneficial interests in shares of the Fund that are foreign persons, including: (i) individuals classified as nonresident aliens for U.S. tax purposes, (ii) foreign trusts (i.e., trusts other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., an estate the income of which is not subject to U.S. tax on its foreign-source income), (iv) foreign corporations (i.e., entities classified as corporations for U.S. tax purposes other than an entity organized under the laws of the United States or any state); and (v) foreign partnerships (i.e., entities classified as partnerships for U.S. tax purposes, other than an entities organized under the laws of the United Staters or any state).

This discussion does not address tax consequence of special concern to Foreign Shareholders subject to special U.S. tax rules, including:

•	former U.S. citizens and residents and expatriated or inverted entities;

•	a nonresident alien individual present in the United States for 183 days or more in a taxable year.

•	a controlled foreign corporation, passive foreign investment company, or a foreign government;

•

a Foreign Shareholder whose income from the Fund is effectively connected with a U.S. trade or business of the Foreign Shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty; or

•	Foreign Shareholders that are pass-through entities (such as foreign entities that are disregarded or classified as partnerships for U.S. federal income tax purposes).

U.S. Withholding Requirements on Distributions to Foreign Shareholders Generally

Subject to the exceptions described below, distributions made to Foreign Shareholders will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. If any distribution made by the Fund is “effectively connected” with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient Foreign Shareholder, U.S. federal income tax withholding generally applicable to Foreign Shareholders will not apply provided that the shareholder provides the Fund with proper document (generally on an IRS Form W-8ECI) certifying its eligibility for such treatment, and the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. Shareholders, and an additional branch profits tax may apply if the Foreign Shareholder is a foreign corporation.

Short-Term Capital Gain Dividends

If a Foreign Shareholder timely furnishes valid tax documentation on the appropriate IRS Form W-8 certifying its non-U.S. status, short-term capital gain dividends properly reported by the Fund to shareholders as paid from its net short-term capital gains in excess of the Fund’s net long-term capital losses, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below under “Gain from Sales or Redemptions of Fund Shares and Capital Gain Distributions”), will not be subject to U.S. withholding tax unless the shareholder is a nonresident alien individual present in the United States for periods aggregating 183 days or more during the taxable year of the dividend and certain other conditions apply.

Interest-Related Dividends

If a Foreign Shareholder timely furnishes valid tax documentation on the appropriate IRS Form W-8 certifying its non-U.S. status, dividends properly reported by the Fund to shareholders as interest-related dividends and paid from its net “qualified interest income” generally will not be subject to U.S. withholding tax. “Qualified interest income” includes, in general, the sum of the Fund’s U.S. source: (i) bank deposit interest, (ii) short-term original issue discount (payable 183 days or less from the date of its original issuance), (iii) interest on obligations in registered form that qualifies as “portfolio interest,” and (iv) any interest-related dividend passed through from another regulated investment company, in each case in excess of expenses allocable to the interest income. However, with respect to clauses (iii) and (iv), the Fund’s interest-related dividends paid to a Foreign Shareholder are subject to U.S. taxation to the extent attributable to interest received by the Fund on indebtedness issued by (a) the Foreign Shareholder, (b) any corporation or partnership of which the Foreign Shareholder is a 10 percent owner, or (c) a person related to the Foreign Shareholder if the Foreign Shareholder is a controlled foreign corporation. In addition, dividends do not qualify as interest-related dividends if paid to Foreign Shareholders in countries for certain periods during which the Secretary of the Treasury determines that there is inadequate information exchange between such country and the United States to prevent the evasion of U.S. income tax by a U.S. person.

Shares Held Through an Intermediary

Where shares of Foreign Shareholder are held through an intermediary, even if the Fund reports a distribution in a manner described above, no assurance can be made that the intermediary will respect such a designation. Foreign Shareholders should contact their intermediaries regarding the application of these rules to their accounts. In addition, the foregoing exemptions from U.S. withholding tax do not apply to withholding required under the Foreign Account Tax Compliance Act (“FATCA”), described under the discussion below under “Withholding on Shares Held in Foreign Accounts.”

Gain from Sales or Redemptions of Fund Shares and Capital Gain Distributions

In general, a Foreign Shareholder’s capital gains realized on the sale of Fund Shares, from the redemption by an Authorized Person of Creation Units, or other disposition of shares of the Fund or from capital gain distributions are not subject to U.S. federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the Foreign Shareholder, (ii) in the case of an individual Foreign Shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met, or (iii) the Fund is a “qualified investment entity.” A regulated investment company is a “qualified investment entity” if it either is a “U.S. real property holding corporation” (a “USRPHC) or would be a USRPHC but for the application of certain exceptions to the definition of that term. A USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s interests in real property and trade or business assets. USRPIs generally include any interest in U.S. real property and any interest (other than solely as a creditor) in a domestic corporation that was a USRPHC in the preceding five years (or during the shareholder’s holding period in shares of the USRPHC, if shorter).

If a Foreign Shareholder is subject to tax for the reason identified in clause (i), above, the tax, withholding, and reporting requirements applicable to U.S. Shareholders generally will apply to the Foreign Shareholder and an additional branch profits tax may apply if the Foreign Shareholder is a foreign corporation. If clause (i) is inapplicable but clause (ii), above, applies, such gains and distributions will be subject to U.S. federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If clause (iii), above, applies, any distributions to a Foreign Shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or attributable to certain distributions received by the Fund from a lower-tier regulated investment company or real estate investment trust, could be subject to U.S. tax withholding. In addition, such distributions could result in the Foreign Shareholder being required to file a U.S. income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Foreign Shareholder, including the rate of withholding and the character of such distributions (e.g., as ordinary income or capital gain), would depend upon the extent of the Foreign Shareholder’s current and past ownership of the Fund. In addition, if the stock of the Fund were considered a USRPI, it could, in certain circumstances. be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% Foreign Shareholder, in which case such Foreign Shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption. However, the term “USRPI” does not include a “domestically controlled” qualified investment entity as defined to include a qualified investment entity if less than 50% of its shares were owned, directly or indirectly, by foreign persons at all times over specified periods.

No assurance can be provided that the Fund will not constitute a qualified investment entity or a USRPHC. Whether or not the Fund is characterized as a qualified investment entity or a USRHPC will depend upon the nature and mix of the Fund’s assets. Foreign Shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.

Other Withholding Rules

In general, a Foreign Shareholder that intends to qualify for a lower rate of withholding from the Fund under an applicable U.S. income tax treaty must provide the Fund with proper document (generally on an applicable Form W-8) certifying its eligibility for treaty relief. Foreign shareholders should consult their tax advisers in this regard.

Distributions and redemption proceeds paid or credited to a Foreign Shareholder are generally exempt from backup withholding. However, a Foreign Shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate Form W-8.

Withholding on Shares Held in Foreign Accounts

Under FATCA, special withholding rules apply when U.S. persons hold investments in the Funds through foreign financial institutions (“FFIs”) or non-financial foreign entities (“NFFEs”). FFIs or NFFEs that are Fund shareholders may be subject to a 30% withholding tax on certain distributions paid by the Fund. The FATCA withholding tax generally may be avoided on payments to an: (a) FFI, if the FFI reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and satisfies certain withholding requirements, and (b) NFFE, if the NFFE: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations. The withholding requirements under FATCA are in addition to the withholding rules described above.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

FFIs and NFFEs also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are in addition to the U.S. certification rules to reduce or eliminate withholding taxes described under “Foreign Shareholders” above on shares held by Foreign Shareholders.

Reportable Transactions

Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or twice such amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases exempt from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties.

Other Tax Matters

Special tax rules not described in this discussion apply to investments through defined contribution plans and other tax-qualified plans, as well as investments by tax-exempt entities. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans or by such entities and the precise effect that an investment in a Fund would have on their particular tax situations.

A type of savings account referred to as “Trump accounts” were introduced into the Code in 2025 as a type of individual retirement account for children. Until the beginning of the first calendar year in which the account beneficiary attains the age of 18, a Trump account can be invested only in mutual funds or exchange traded funds that track the returns of certain types of equity indexes. The Funds do not expect to qualify as an eligible investment for Trump Accounts and investors will not be eligible to invest a Trump account in the Funds until the first calendar year in which the account beneficiary reaches the age of 18.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. In addition, since master limited partnerships in which a Fund may invest generally conduct business in multiple states, a Fund can be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact a Fund’s return on its investment in the master limited partnership.

Investors are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Funds, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change, possibly with retroactive effect, by legislative or administrative actions.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Funds are managed under the direction of the Board in accordance with the laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Declaration of Trust. The Trustees are responsible for major decisions relating to each Fund’s objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.”

INDEPENDENT TRUSTEES

Name, Address(1), Age, Position with the Trust, Term of Position with Trust(2), Number of Portfolios in Fund Complex Overseen by Trustees*(3)	Principal Occupation During Past 5 Years	Other Directorships(4)
Janice M. Teague Retired CPA Birth Year 1954 Trustee: Since February 13, 2007 Chairman: Since January 1, 2021

■ Retired, June 2003 to present;

■ Vice President, Secretary and Assistant Secretary, Berger Financial Group, LLC (investment management), October 1996 to May 2003;

■ Vice President, Secretary and Assistant Secretary, Berger Funds (investment management), September 1996 to May 2003; and

■ Vice President and Secretary, Berger Distributors LLC (broker/dealer), August 1998 to May 2003.

None

Name, Address(1), Age, Position with the Trust, Term of Position with Trust(2), Number of Portfolios in Fund Complex Overseen by Trustees*(3)	Principal Occupation During Past 5 Years	Other Directorships(4)
Thomas J. Abood Birth Year 1963 Trustee: Since November 1, 2018

■ President and Founder, Artom Residential Group LLC (January 2024 to present);

■ Director, NELSON Worldwide LLC, May 2018 to present; Chair Audit Committee, 2018 to present;

■ Previously, Chief Executive Officer and Director, EVO Transportation & Energy Services, Inc., September 2019 to September 2022 (CEO) and 2016 to October 2022 (Director);

■ Director, BuilderFax, Inc., November 2023 to November 2024;

■ Board Member, Perception Capital Corp II, Inc, March 2021 to October 2023 (member and Chair of Compensation Committee);

■ Board Member Perception Capital Corp III, Inc., July 2023 to July 2025 (member and Chair of Compensation Committee);

■ Board Member Perception Capital Corp IV, Inc., November 2023 to November 2025 (member and Chair of Compensation Committee);

■ Board Member and Past Chair of Board, Citation Jet Pilots, Inc., October 2016 to September 2025 (Board member) and October 2019 to October 2020 (Chair);

■ Board Member and Past Chair, MacPhail Center for Music Education, September 2011 to July 2021 (Board Member),
July 2018 to July 2020 (Chair);

■ Council Member and Chair, Archdiocese Finance Council of St. Paul and Minneapolis, July 2011 to July 2021 (member),
July 2014 to July 2021 (Chair);

■ Board Member and Chair, University of St. Thomas School of Law Board of Governors, October 2001 to October 2016 (Board Member) and 2014 to 2015 (Chair);

■ Board Member and Past President, The Minikahda Club, November 2008; November 2011; November 2015 to November 2017 (Board Member) 2016 (President).

John A. DeTore, CFA Birth Year 1958 Trustee: Since December 31, 2009

■ Director, Strategic R&D, Arga Investment Management (investment management), 2021 to present;

■ CIO, Capitalogix, LLC, 2018 to 2021;

■ CEO/Founder, United Alpha, LLC (investment management firm),
2003 to 2017;

■ CIO, GRT United Alpha, LLC (investment management), 2006 to 2017;

■ CIO, Denver Alternatives, (an investment management division of Denver Investments) 2009 to 2011;

■ Managing Director/Director of Strategic R&D Putnam Investments
(investment management), 1999 to 2000;

■ Managing Director/Director of Quantitative Analysis & Equity Product Development, Putnam Investments (investment management), 1994 to 1999.

None

Name, Address(1), Age, Position with the Trust, Term of Position with Trust(2), Number of Portfolios in Fund Complex Overseen by Trustees*(3)	Principal Occupation During Past 5 Years	Other Directorships(4)
Rick A. Pederson Birth Year 1952 Trustee: Since February 13, 2007

■ President, Foundation Properties, Inc. (real estate investment management company), 1994 to present;

■ Partner, Bow River Capital Partners (private equity investment management firm), 2003 to present;

■ Board Member, Citywide Banks, 2014-2016; Advisory Board, 2017 to present;

■ Director, National Western Stock Show (not-for-profit organization), 2010 to present;

■ Board Member, Boettcher Foundation (not-for-profit organization), 2018 to present;

■ Board Member, Kivu Consulting Inc., 2019 to 2022;

■ Board Member, IRI Consulting, Inc. 2017 to 2022.

Trustee of ALPS ETF Trust (20 funds); and Principal Real Estate Income Fund (1 fund).
James A. Smith Birth Year 1952 Trustee: Since December 31, 2009

■ Vice Chair and Board Member, Western Rivers Conservancy (non-profit), 2014 to present;

■ Private Equity Consultant, 2003 to 2016;

■ Trustee, The Nature Conservancy (non-profit), July 2007-July 2016; Chairman, June 2014 to June 2016

None
Kathryn Burns Birth Year 1976 Trustee: Since August 15, 2024

■ Retired, November 2023 to present;

■ Vice President and Director of Fund Operations, SS&C ALPS Advisors 2018-2023;

■ Vice President and Fund Controller, SS&C ALPS Fund Services 2013-2018;

■ Vice President and Chief Compliance Officer, Old Mutual Capital, Inc. 2010-2012;

■ Regulatory Reporting Manager, Old Mutual Capital, Inc. 2006-2012.

Interested Trustee, ALPS Variable Investment Trust (7 Funds) March 2020 – September 2023; Interested Trustee, Principal Real Estate Income Fund (1 Fund) January 2022 – September 2023.

*	As of the date of this SAI, the Trustees of the Trust oversee [fifteen] SBH Funds.

1	Each trustee may be contacted by writing to the trustee, c/o Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

2

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust’s Amended and Restated Declaration of Trust; or (c) the Trust terminates.

3

[TO BE UPDATED BY SUBSEQUENT AMENDMENT] The Fund Complex includes funds with a common investment adviser or sub-advisor which is an affiliated person. As of December 31, 2025, there were twenty-five funds in the Fund Complex: the fifteen SBH Funds offered to the public; Corient Registered Alternatives Fund, Capital Advisors Growth Fund, HM Payson Total Return Fund, Columbia Variable Portfolio-Partners Small Cap Growth Fund, Columbia Variable Portfolio-Partners Small Cap Value Fund, iMGP Small Company Fund, JNL Multi-Manager Small Cap Growth Fund, and NYLI VP Small Cap Growth Portfolio which are also advised by CI SBH Asset Management; ETC Cabana Target Beta ETF, ETC Cabana Target Drawdown 10 ETF, and ETC Cabana Target Leading Sector Moderate ETF, sub-advised by The Cabana Group, LLC.

4	Directorships of companies required to report to the SEC under the 1934 Act (i.e., “public companies”) or other investment companies registered under the 1940 Act.

TRUST OFFICERS(1)

Name, Address(1),Age, Position with Trust, Term of Position	Principal Occupation
Carolyn B. Goldhaber Birth Year 1978 President: Since February 15, 2023	■ President, CI SBH Asset Management, May 2022 to present. ■ Chief Financial Officer, Segall Bryant & Hamill, LLC, June 2014 - May 2022.
Jasper R. Frontz, CPA, CFA Birth Year 1968 Chief Compliance Officer: Since September 29, 2004

■ Chief Compliance Officer, CI SBH Asset Management, March 2024 - present;

■ Chief Compliance Officer, Corient Registered Alternatives Fund, November 2024 – March, 2026;

■ Chief Compliance Officer/SBH Funds, Segall Bryant & Hamill, LLC, May 1, 2018 - March 2024;

■ Treasurer of the Trust, February 12, 1997 to February 16, 2024;

■ Chief Compliance Officer and Chief Operations Officer, Denver Investments, March 31, 2014 to April 30, 2018; Partner;

■ Denver Investments, January 1, 2014 to April 30, 2018; prior thereto, Vice President, May 2000 to December 2013, and Director of Mutual Fund Administration, June 1997 to May 2000, Denver Investments.

Jennifer L. Leamer Birth Year 1976 Treasurer: Since February 16, 2024

■ Fund Controller, CI SBH Asset Management, January 2024 to present;

■ SVP, Fund Accounting of Ultimus Fund Solutions, LLC, 2020 to December 2023;

■ Mutual Fund Controller of Ultimus Fund Solutions, LLC, 2014 to December 2023;

■ Ultimus Managers Trust, Treasurer, October 2014 to December 2023;

■ Ultimus Managers Trust, Assistant Treasurer, April 2014 to October 2014;

■ Ultimus Fund Solutions, LLC Business Analyst, 2007 to 2014.

Maggie Bull Birth Year 1965 Secretary: Since November 16, 2021

■ Vice President, Senior Managing Counsel, Ultimus Fund Solutions, LLC, August 2022 to present;

■ Vice President, Senior Legal Counsel, Ultimus Fund Solutions, LLC, January 2020 to August 2022;

■ Senior Attorney, Ultimus Fund Solutions, LLC, June 2017 to January 2020;

■ Chief Compliance Officer and Legal Counsel, Meeder Funds, Meeder Investment Management 2011 to 2016.

Daniel Bauer Birth Year 1977 Assistant Treasurer: Since April, 2025	■ Vice President, Fund Accounting, Ultimus Fund Solutions, LLC, 2011 to present.

(1)	Each officer is appointed to serve in such capacity until his or her successor is duly appointed and qualified.

(2)	Each Officer may be contacted by writing to the Officer, c/SBH Trust, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Thomas J. Abood

Mr. Abood has been an Independent Trustee of the Trust since November 29, 2018. Mr. Abood is a founder, owner and President of Artom Residential Group LLC, a multi-family residential real estate development company (January 2024 to present). He previously served as Chief Executive Officer and a Director of EVO Transportation & Energy Services, Inc., a trucking company that provides transportation services to the United States Postal Service and other freight customers. Mr. Abood also serves as a Director of NELSON Worldwide LLC, a privately held architectural, interior design, engineering and brand consulting services firm. Mr. Abood also previously served as a director of BuilderFax, Inc., a start up software company which provides a credentials wallet and training validation services to construction industry craftpersons and a Director of each of Perception Capital Corp II, Inc, Perception Capital Corp III, Inc. and Perception Capital Corp IV, Inc. each of which was a Special Purpose Acquisition Company (SPAC) which focuses on B2B technology. Mr. Abood is past Chair of the Reorganization Task Force of the Archdiocese of St. Paul and Minneapolis where he directly supervised and managed the bankruptcy reorganization of the archdiocese. Mr. Abood held various positions at Dougherty Financial Group (“DFG”), a financial services holding company, from 1994 to 2014, including Director, Executive Vice President, General Counsel and Secretary. He was responsible for leading DFG’s investment management platform consisting of several independent investment management businesses one of which sponsored a mutual fund complex. He was selected to serve as a Trustee of the Trust based on his experience in the investment management and financial services industries.

John A. DeTore

Mr. DeTore was an Interested Trustee of the Trust from December 31, 2009 to January 10, 2014. Since January 10, 2014, Mr. DeTore has served as an Independent Trustee. Mr. DeTore has over 30 years of financial services experience. Currently, Mr. DeTore is the Director, Strategic R&D of Arga Investment Management. Previously, Mr. DeTore was the Chief Investment Officer of Capitalogix LLC, from 2018 to 2021, and prior to that was the Chief Executive Officer and Founder of United Alpha LLC, CIO, GRT United Alpha, LLC, a Portfolio Manager with GRT Capital Partners LLC, an investment management firm, and an Adjunct faculty member of the Sloan School of Management, Massachusetts Institute of Technology. He has held positions at Putnam Investments for eight years and Wellington Management for seven years, primarily leading their respective quantitative research efforts. He was selected to serve as a Trustee of the Trust based on his business, academic, investment management, and financial services experience.

Rick A. Pederson

Mr. Pederson has been an Independent Trustee of the Trust since February 13, 2007. He currently serves as Chief Strategy Officer at Bow River Capital, an investment management firm that sponsors private equity, real estate, and software growth equity funds. Mr. Pederson was previously the President of Foundation Properties, Inc., a real estate investment manager, and founded Ross Consulting Group, advising public and private real property owners globally. He is a Trustee of the ALPS ETF Trust, the Principal Real Estate Income Fund, and the not-for-profit Boettcher Foundation. Mr. Pederson was selected to serve as a Trustee of the Trust based on his business, investment management and financial services experience. He was selected to serve as a Trustee of the Trust based on his business, investment management and financial services experience.

James A. Smith

Mr. Smith has been an Independent Trustee to the Trust since December 31, 2009. Mr. Smith has over 30 years of experience in business, primarily in the telecommunications industry with Qwest and its predecessor and affiliated organizations. Mr. Smith’s principal occupations included serving as a Private Equity Consultant and as a Trustee to The Nature Conservancy. He was selected to serve as a Trustee of the Trust based on his business experience.

Janice M. Teague

Ms. Teague, a Certified Public Accountant (retired), has been an Independent Trustee to the Trust since February 13, 2007. Currently retired, Ms. Teague has over 20 years of financial services experience. Ms. Teague’s business career was primarily working in the legal and fund administration services at both Berger Funds and Janus Funds, holding positions leading up to Vice President at Berger Financial Group LLC. She was selected to serve as a Trustee of the Trust based on her business, investment management, accounting, and financial industry experience.

Kathryn Burns

Ms. Burns, a Certified Public Accountant, has been an Independent Trustee of the Trust since August 15, 2024. Currently retired, Ms. Burns has over 20 years of financial services experience. During her career, Ms. Burns primarily worked as a Vice President in fund operations at SS&C ALPS Advisors and prior to that at SS&C ALPS Fund Services. Prior to joining SS&C ALPS Fund Services, she served as Vice President and Chief Compliance Officer at Old Mutual Capital, Inc. where she began as a Regulatory Reporting Manager. Ms. Burns began her career in auditing at PricewaterhouseCoopers where she held various positions leading up to Audit Manager. She was selected to serve as a Trustee of the Trust based on her business, investment management and accounting experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Trustees. The Trust has engaged SBH to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, all of whom are Independent Trustees. The Board meets at five regularly scheduled meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established an Audit Committee, an Investment Review Committee and a Nominating and Governance Committee and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Janice M. Teague, an Independent Trustee, to serve in the role of Chairperson (“Chair”). The Chair’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chair may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Funds’ characteristics and circumstances. These include the Trust’s multiple series of Fund shares, each Fund’s single portfolio of assets, the Funds’ net assets and the services provided by the Funds’ service providers.

Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Funds’ Chief Compliance Officer, the Funds’ legal counsel and the independent registered public accounting firm for the Funds regarding risks faced by the Funds. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of each Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of each Fund’s compliance program and reports to the Board regarding compliance matters for the Funds and its principal service providers. In addition, as part of the Board’s periodic review of the Funds’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Standing Board Committees

The Board has established three committees, the Audit Committee, Investment Review Committee, and Nominating and Governance Committee.

The Investment Review Committee is responsible for reviewing, in an oversight capacity, the investment activities of the Funds. The Investment Review Committee is comprised of Messrs. Abood (Chairman), DeTore and Pederson. The Investment Review Committee met four times during the fiscal year ended December 31, 2025.

The Audit Committee annually considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine. The Committee considers the engagement and compensation of the Independent Public Accounting Firm. The Committee ensures receipt from the Independent Public Accounting Firm of a formal written statement delineating relationships between the Independent Public Accounting Firm and the Trust, consistent with applicable auditing standards. The Committee also meets with the Independent Public Accounting Firm at least once each year outside the presence of management representatives to review the scope and results of the audit and typically meets quarterly or otherwise as requested by the Committee’s Chairperson or the Independent Public Accounting Firm. This Committee is also responsible for receiving reports of evidence of Material Violations, as defined under the committee guidelines, determining whether an investigation is necessary with respect to any such report and, if deemed necessary or appropriate, investigating and recommending an appropriate response thereto. The Audit Committee comprises Mses. Burns (Chairperson) and Teague and Mr. Smith. All of the members of the Audit Committee are Independent Trustees. The Audit Committee met four times during the fiscal year ended December 31, 2025.

The Nominating and Governance Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees and in establishing, implementing and executing policies, procedures, and practices that assure orderly and effective governance of the Trust. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board but has not adopted any specific policy in this regard. The Nominating and Governance Committee comprises Ms. Teague (Chairperson) and Messrs. Abood, DeTore, and Pederson, each of whom is an Independent Trustee. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust’s Secretary. The Nominating and Governance Committee met two times during the fiscal year ended December 31, 2025.

Independent Trustee Retirement Policy

A Trustee may serve as a Trustee of the Trust subject to the Trust’s mandatory retirement policy, which requires any Trustee to retire upon the end of the Calendar year in which they attain the age of 75. The Trustees review the Funds’ Retirement Policy from time to time and may make changes as deemed appropriate.

Trustee Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Trustee in the Funds as of December 31, 2025:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds in the Trust Overseen by Trustee
Thomas J. Abood	None	$50,001 - $100,000
John A. DeTore	SBH Municipal Opportunities Fund - $10,001 - $50,000 SBH Plus Bond Fund - None	Over $100,000
Rick A. Pederson	SBH Plus Bond Fund - Over $100,000 SBH Municipal Opportunities Fund - None	Over $100,000
James A. Smith	None	Over $100,000
Janice Teague	SBH Plus Bond Fund - $10,001 - $50,000 SBH Municipal Opportunities Fund - $10,001 - $50,000	Over $100,000
Kathryn Burns	SBH Plus Bond Fund - $10,001 - $50,000 SBH Municipal Opportunities Fund - None	$10,001 - $50,000

Also, as of December 31, 2025, none of the Independent Trustees owns shares or has an equity interest in the Adviser, Ultimus Fund Distributors, the Funds’ principal underwriter, or any affiliate thereof.

Each Independent Trustee receives an annual fee of $34,000 plus $4,500 for each in-person quarterly Board meeting attended, $4,000 for the annual in-person investment contract renewal Board meeting attended, $1,500 for each Nominating and Governance Committee meeting attended, $1,750 for each Audit Committee meeting attended and $1,500 for each Investment Review Committee meeting attended. Each Trustee is reimbursed for expenses incurred in attending meetings. The Chair of the Board is entitled to receive an additional $1,500 for each Board meeting attended and the Chair of the Nominating and Governance Committee, Investment Review Committee and Audit Committee are each entitled to receive an additional $1,000 for each Committee meeting attended. In the event a formal special meeting is necessary which is held by telephone, the meeting fee is $1,000 per Trustee. The Trustees have appointed a Chief Compliance Officer who is an employee of the Adviser. The Trustees annually determine the portion of his compensation attributable to services rendered as the Trust’s Chief Compliance Officer. The following chart provides certain information about the Trustee and Chief Compliance Officer fees paid by the Trust for the fiscal year ended December 31, 2025:

Name of Person/Position	Aggregate Compensation from the Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Aggregate Compensation from the Fund Complex(2)
Thomas J. Abood, Trustee	$[ ]	--	$65,000
John A. DeTore, Trustee	[ ]	--	61,000
Rick A. Pederson, Trustee	[ ]	--	61,000
James A. Smith, Trustee	[ ]	--	58,250
Janice M. Teague, Chairperson/Trustee	[ ]	--	70,000
Kathryn Burns, Trustee	[ ]		60,000
Lloyd “Chip” Voneiff, Former Trustee(3)	[ ]	--	47,250
Jasper R. Frontz, Chief Compliance Officer	[ ]	--	162,085

(1)	Aggregate compensation includes allocation of Trustee compensation for the fiscal year ended December 31, 2025 to the SBH Short Term Plus Fund which liquidated on April 24, 2026.
(2)

The Fund Complex includes funds with a common investment adviser or sub-advisor which is an affiliated person. As of December 31, 2025, there were twenty-four funds in the Fund Complex: the fifteen SBH Funds offered to the public, Corient Registered Alternatives Fund, Columbia Variable Portfolio - Partners Small Cap Growth Fund, Columbia Variable Portfolio - Partners Small Cap Value Fund, iMGP Small Company Fund, JNL Multi-Manager Small Cap Growth Fund, and NYLI VP Small Cap Growth Portfolio which are also advised by CI SBH Asset Management; ETC Cabana Target Beta ETF, ETC Cabana Target Drawdown 10 ETF, and ETC Cabana Target Leading Sector Moderate ETF, sub-advised by The Cabana Group, LLC.

(3)	Lloyd “Chip” Voneiff resigned as a Trustee effective after the close of business on October 15, 2025. The aggregate compensation reflects payment through October 15, 2025.

Each Trustee is entitled to participate in the Trust’s Deferred Compensation Plan (the “Plan”). Under the Plan, a Trustee may elect to have his deferred fees treated as if they had been invested by the Trust at a money market fund rate of return or at a rate based on the performance of the Trust shares and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees will not obligate the Trust to retain the services of any Trustee or obligate a portfolio to any level of compensation to the Trustee. The Trust may invest in underlying securities without shareholder approval. The balance in the Plan as of December 31, 2025 is $1,106,976.

The Adviser, of which Mr. Frontz, Chief Compliance Officer of the Trust, Ms. Goldhaber, President of both the Trust and the Adviser, and Ms. Leamer, Treasurer of the Trust, are employees, receives compensation as the investment advisor and co-administrator.

Ultimus Fund Solutions, LLC (“Ultimus”), of which Ms. Bull and Mr. Bauer are employees, receives compensation as co-administrator, bookkeeping and pricing agent, and shareholder telephone servicing agent to the Trust and its affiliate, UFD, serves as distributor to the Trust.

Except for Mr. Frontz, no employee of Ultimus, UFD or the Adviser receives any compensation from the Trust for acting as an officer or Trustee.

Shareholder and Trustee Liability

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Amended and Restated Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust, and that every note, bond, contract, order or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Amended and Restated Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Amended and Restated Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Amended and Restated Declaration of Trust further provides that all persons having any claim against the Trustees or the Trust shall look solely to the Trust property for payment; that no Trustee, officer or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties as Trustee. With the exception stated, the Amended and Restated Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been Trustee, and that the Trustees will indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

Investment Adviser

The Adviser serves as investment adviser to the Funds pursuant to an Advisory Agreement. The Adviser is a Delaware limited liability company. The Adviser is a wholly owned subsidiary of Corient Management LLC, which is a wholly-owned subsidiary of Corient Holdings Inc. (“Corient Holdings”). Corient Holdings is a wholly-owned subsidiary of Mubadala Capital LP, which is ultimately owned by the Government of Abu Dhabi through various wholly owned intermediate entities.

In the Advisory Agreement, the Adviser has agreed to provide a continuous investment program for each Fund and to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Funds.

The initial term of the Advisory Agreement is two years and thereafter shall automatically continue in effect as to a particular fund for successive annual periods, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust’s Board of Trustees who are not interested persons of any party to the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Trust’s Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund.

The table below provides the management fee to be paid by the Funds, pursuant to the terms set forth in the advisory agreements discussed above:

Fund	Annual Advisory Fee
SBH Plus Bond Fund	0.35%
SBH Municipal Opportunities Fund	0.35%

[CI SBH Asset Management has contractually agreed to waive a portion of its management fees and/or administration fees and/or reimburse additional other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses) so that the ratio of expenses to average net assets as set forth in the Financial Highlights will not exceed the following amounts until at least [April 30, 2028] (as a % of average daily net assets) (“Maximum Annual Fund Operating Expense Limits”). Each Fund’s Total Annual Operating Expense Limits for the ETF Class is provided below:

Maximum Net Annual Fund Operating Expenses
Fund	ETF Class
SBH Plus Bond Fund	0.40%
SBH Municipal Opportunities Fund	0.50%

 The following tables summarize the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal periods. None of the advisory fees waived are subject to recapture by the Adviser in future periods.

Year Ended December 31, 2025

Fund Name	Gross Advisory Fees	Waiver of Fees	Net Advisory Fees
SBH Plus Bond Fund	$2,531,860	$(946,749)	$1,585,111
SBH Municipal Opportunities Fund	649,747	(203,419)	446,328

Year Ended December 31, 2024

Fund Name	Gross Advisory Fees	Waiver of Fees	Net Advisory Fees
SBH Plus Bond Fund	$2,638,359	$(897,000)	$1,741,359
SBH Municipal Opportunities Fund	637,270	(190,628)	446,642

Year Ended December 31, 2023

Fund Name	Gross Advisory Fees	Waiver of Fees	Net Advisory Fees
SBH Plus Bond Fund	$2,457,534	$(838,141)	$1,619,393
SBH Municipal Opportunities Fund	686,762	(200,892)	485,870

The Adviser manages other investment management accounts in addition to the Fund. Each account managed by the Adviser has its own investment objective and policies and is managed accordingly by a particular team of portfolio managers. As a result, from time to time two or more accounts, even if managed by the same team, may pursue divergent investment strategies with respect to investments or categories of investments.

The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance of services pursuant to the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Adviser, as co-administrator, also provides administrative services to the Funds pursuant to an Administration Agreement and has agreed to pay all expenses incurred by it in connection with its administrative activities.

Distributor

Ultimus Fund Distributors, LLC, (the “Distributor”) an affiliate of Ultimus Fund Solutions, LLC (“Ultimus”), with principal offices at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, is the distributor of Creation Units for the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distributor is obligated to sell the shares of the Fund on a reasonable effort basis only against purchase orders for the shares. Shares of the Fund are offered on a continuous basis. As the Fund recently commenced operations, it does not have any payments for these services to report.

Administrators

Pursuant to an Administration Agreement, Ultimus and SBH serve as co-administrators to the Funds (the “Administrators”). As Administrators, they have agreed to provide certain clerical, regulatory, reporting and monitoring services and generally assist in each Fund’s operations.

Ultimus has entered into a Master Services Agreement (the “Ultimus Administration Agreement”) to maintain the financial accounts and records of the Funds, to compute the net asset value and certain other financial information of the Funds and generally assist in each Fund’s operations. Ultimus receives a fee for such services based on the Trust’s assets. The allocation of the fees payable to Ultimus as Administrator consist of a base fee plus an amount allocated to each Fund based upon each Fund’s relative proportion of the Trust’s net assets.

SBH is a party to an Administration Agreement (the “SBH Administration Agreement”) to assist in maintaining the Funds’ office; furnishing the Funds with clerical and certain other services required by the Funds; compile data for and prepare various notices; assist in preparation of annual and semi-annual shareholder reports to the SEC as well as prepare other reports that may be required by applicable securities, investments, tax or other laws and regulations of the United Sates; prepare filings with state securities commissions; coordinate federal and state tax returns for the Funds; monitor each Fund’s expense accruals; monitor compliance with each Fund’s investment policies and limitations and generally assist in the each Fund’s operations and are allocated to each Fund based upon each Fund’s relative proportion of the Trust’s net assets.

The fees to be paid by the Funds, pursuant to the SBH Administration Agreement discussed above are 0.01% in average daily net assets of the Trust.

The following information summarizes the actual administration fees paid by the Funds and any administration fees waived, pursuant to the fee waiver agreements as discussed earlier, for the last three years.

Fiscal Year Ended December 31, 2025

Fund Name	Gross Administration Fees*	Waiver of Fees	Net Administrative Fees
SBH Plus Bond Fund	$243,042	$--	$243,042
SBH Municipal Opportunities Fund	75,756	--	75,756

*	During the year ended December 31, 2025, the Adviser and Ultimus received $[____] and $[___], respectively, for their services to the Funds.

Fiscal Year Ended December 31, 2024

Fund Name	Gross Administration Fees*	Waiver of Fees	Net Administrative Fees
SBH Plus Bond Fund	$248,129	$--	$248,129
SBH Municipal Opportunities Fund	71,624	--	71,624

*	During the year ended December 31, 2024, the Adviser and Ultimus received $[____] and $[____], respectively, for their services to the Funds.

Fiscal Year Ended December 31, 2023

Fund Name	Gross Administration Fees*	Waiver of Fees	Net Administrative Fees
SBH Plus Bond Fund	$230,063	$--	$230,063
SBH Municipal Opportunities Fund	72,505	--	72,505

*	Of the administration fees stated in the table above for the fiscal year ended December 31, 2023, the Adviser and Ultimus received $[ ] and $[ ], respectively, for their services to the Funds.

CUSTODIAN AND TRANSFER AGENT

Brown Brothers Harriman (“BBH”) (the “Custodian”), with principal offices at 50 Post Office Square, Boston, MA 02110, serves as custodian of the assets of each of the Funds pursuant to a custody agreement (the “Custody Agreement”). Under the Custody Agreement, the Custodian has agreed to hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund. The Custodian may, at its own expense, open and maintain a custody account or accounts on behalf of any Fund with other banks or trust companies, provided that the Custodian shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. Under the Custody Agreement, the Custodian receives from the Trust a fee based primarily on the assets and transactions of each Fund subject to an overall minimum. BBH also serves as the Funds’ Transfer Agent for the ETF Class. As the ETF Classes of the Funds have not yet launched, there are no payments for these services to report.

BBH, pursuant to a written agreement with the Trust, on behalf of the Funds, serves as transfer, dividend disbursing, and shareholder servicing agent for the Funds (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

PORTFOLIO MANAGERS

As of December 31, 2025, the following tables summarize the other investment activities of each portfolio manager, as organized around the Advisor’s investment teams.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nicholas J. Foley	0	$0	0	$0	160	$989.9 million
Darren G. Hewitson, CFA	0	$0	0	$0	22	$3.7 billion
Troy A. Johnson, CFA	0	$0	2	$277.2 million	110	$607.8 million
Alex Oyler	0	$0	0	$0	160	$989.9 million
Gregory M. Shea, CFA	0	$0	2	$277.2 million	110	$607.8 million

Description of Material Conflicts of Interest

SBH has adopted policies and procedures in which conflicts of interest are identified and managed according to the firm's operating agreement and compliance manual. The issues monitored by the firm's compliance process cover a wide range of legal and regulatory elements. Some examples of the more frequent monitoring areas include employee personal trading, billing reviews, proxy voting, best-execution, email reviews, political contributions, employee holdings, and as required marketing and advertising review. SBH has limited exposure to possible conflicts of interest with clients. The firm has, however, identified certain potential conflicts of interest, including (1) conflicts related to managing multiple client accounts side by side in the same or similar investment styles, such as the allocation of limited investment opportunities, the order of executing transactions when the aggregation of the order is not possible, and differences in client fees/structure, (2) investment teams obtaining investment research through client commissions (research arrangements), (3) adviser personnel and their personal investing activities, (4) proxy voting of portfolio securities on behalf of clients, and (5) structure of investment team compensation. SBH has adopted policies and procedures that the firm believes address these potential conflicts of interest as well as monitoring systems and procedures to provide ongoing oversight. While there is no guarantee that such policies and procedures will be effective in all cases, SBH believes that its policies and procedures and associated controls relating to potential material conflicts of interest involving the fund and its other managed funds and accounts have been reasonably designed.

SBH Funds Portfolio Manager Compensation Structure Disclosure

Employee compensation includes multiple components and is designed to attract and retain superior investment talent and to align the teams' incentives with client interests. Compensation for investment professionals generally consists of base salary, incentive bonus, and profit-sharing. Non-investment professionals are compensated with a salary and discretionary incentive bonus based on their performance. Compensation for all professionals generally consists of base salary, profit sharing, and incentive compensation. Investment professionals are eligible for a performance-based bonus

(incentive compensation), which emphasizes long-term performance of client portfolios and expands/contracts with strategy revenue. Importantly, this compensation is based on the performance of the aggregate portfolio and not the performance of the individual investment professional. Individual incentive allocation is merit-based and determined by the investment team’s director, with final approval from SBH’s President.

Portfolio managers may also participate in the Adviser’s defined contribution retirement plan, which includes normal matching provisions in accordance with applicable tax regulations.

Ownership of Securities. The table below identifies ownership in the SBH Funds by each portfolio manager as of December 31, 2025:

Portfolio Manager	Fund	Ownership Range
Nicholas Foley	SBH Municipal Opportunities Fund	$10,001 - $50,000
Darren Hewitson	SBH Plus Bond Fund	$1 - $10,000
Troy Johnson	SBH Plus Bond Fund	$100,001 - $500,000
Alex Oyler	SBH Municipal Opportunities Fund	$1 - $10,000
Gregory Shea	SBH Plus Bond Fund	$100,001 - $500,000

EXPENSES

Operating expenses borne by the Funds include taxes, interest, fees and expenses of its Trustees and officers, SEC fees, state securities qualification fees, advisory fees, administrative fees, charges of the Funds’ custodian, shareholder services agent and accounting services agent, certain insurance premiums, outside auditing and legal expenses, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, costs of shareholder reports and meetings and any extraordinary expenses. The Funds also pay for brokerage fees, commissions and other transaction charges (if any) in connection with the purchase and sale of portfolio securities.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the Funds’ security holdings.

The Funds’ entire portfolio holdings are publicly disseminated each day that the Funds are open for business through financial reporting and news services including publicly available internet websites. In addition, the composition of the in-kind creation baskets and the in-kind redemption baskets, is publicly disseminated daily prior to the opening of the Exchange via the NSCC. Greater than daily access to information concerning the Funds’ portfolio holdings will be permitted (i) to certain personnel of service providers to the Funds involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Funds’ service providers who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the Trust’s exemptive relief, agreements with the Funds, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to a Fund, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to a Fund and (ii) generally after it has been disseminated to the NSCC. Each Fund will also disclose its complete portfolio holdings in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year-end, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. No person is authorized to disclose any of a Fund’s portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with this policy. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.

In addition to the categories of persons and names of persons described above who may receive nonpublic information, brokers executing portfolio trades on behalf of the Funds may receive nonpublic holdings information in connection with such trades.

The Adviser manages accounts in addition to the Funds as previously disclosed in the section titled “Portfolio Managers.” The Adviser may also contract to provide certain institutional style model portfolios to third parties for a management fee. Although separate from the Funds, these accounts and model portfolios may be managed in an investment style similar to the Fund and thus may have similar portfolio holdings, which are accessible by authorized individuals earlier than the Fund’s holdings disclosure policy.

Neither the Funds nor its Adviser shall receive any compensation or other consideration in connection with the disclosure of information about portfolio securities. Only the Funds’ President and Treasurer may authorize the disclosure of information about portfolio securities that deviates from the policy described above which will be disclosed to the Board at its next regularly scheduled meeting. The Adviser has concluded that this policy does not present conflicts between the best interests of the Funds’ shareholders and the Adviser. This policy is subject to annual review by the Board.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Cohen & Company, Ltd., with principal offices at 8101 East Prentice Ave., Suite 750, Greenwood Village, CO 80111, serves as Independent Registered Public Accounting Firm of the Trust. The Funds’ financial statements and financial highlights for the fiscal year ended or period ended December 31, 2025, have been audited by Cohen & Company, Ltd. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights included in the Form N-CSR filing of the Funds for the fiscal year ended or period ended December 31, 2025, are incorporated herein by reference.

COUNSEL

Davis Graham & Stubbs LLP, 3400 Walnut Street, Suite 700, Denver, Colorado 80205, serves as counsel to the Trust and will pass upon certain legal matters relating to the Funds.

CODES OF ETHICS

The Trust, the Adviser and UFD have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Funds, for their own accounts.

As indicated in the Prospectus, the Adviser permits investment and other personnel to purchase and sell securities for their own accounts, including securities that may be held by the Funds, in accordance with the Adviser’s policy regarding personal investing by members, officers and employees of the Adviser (“Access Persons”). The Adviser policy requires all Access Persons to pre-clear all transactions in securities not otherwise exempt under the policy. In addition to pre-clearance, the policy subjects Access Persons to various reporting obligations. All reportable accounts, transactions, and holdings information are reviewed for compliance with the Adviser’s policy. The provisions of the policy are administered by and subject to exceptions authorized by the Chief Compliance Officers of the Adviser.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted the Adviser’s proxy voting policies and procedures, which sets forth the guidelines to be utilized by the Adviser in voting proxies for the Funds. To execute this responsibility, the Adviser relies heavily on its subscription to Institutional Shareholder Services (ISS). A summary of the Adviser’s proxy voting policy and procedures is attached hereto as Appendix B and is incorporated herein by reference. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling (800) 836-4265, by sending an email request to Fulfillment@ultimusfundsolutions.com, by visiting the Funds’ website at https://cisbh.com/funds/etfs and on the SEC Internet site at www.sec.gov.

ADDITIONAL INFORMATION ON PERFORMANCE CALCULATIONS

From time to time, the yields, tax-equivalent yields, effective yields and the total return (before taxes) of a Fund may be quoted in newsletters, advertisements and other publications that may include comparisons of a Fund’s performance with the performance of various indices and investments for which reliable performance data are available and to averages, performance rankings or other information compiled by recognized mutual fund statistical services. Performance information is generally available by calling Ultimus at (800) 836-4265.

Any fees charged by your Service Organization directly to your account in connection with an investment in a Fund will not be included in the Fund’s calculations of yield and/or total return.

Performance quotations of a Fund represent its past performance, and you should not consider them representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Because performance will fluctuate, you cannot necessarily compare an investment in Fund shares with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time.

Yield Calculations

The funds yield shows the rate of income a Fund earns on its investments as a percentage of its share price. It represents the amount you would earn if you remained invested in a Fund for a year and the Fund continued to have the same yield for the year. Yield does not include changes in NAV. Each yield is calculated by dividing the net investment income per share (as described below) earned by a Fund during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund’s net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

Where:	a =	dividends and interest earned during the period.

	b =	expenses accrued for the period (net of reimbursements).

	c =	the average daily number of shares outstanding during the period that were entitled to receive dividends.

	d =	net asset value per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable “a” in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but that have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but that have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

With respect to mortgage or other receivables-backed obligations that are expected to be subject to monthly payments of principal and interest (“pay downs”), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium or the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available, or (ii) not to amortize discount or premium on the remaining security.

Undeclared earned income will be subtracted from the net asset value per share (variable “d” in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

“Tax-Equivalent” Yield Calculations – SBH Colorado Tax Free Fund and SBH Municipal Opportunities Fund

Each of the SBH Municipal Opportunities Fund’s and SBH Colorado Tax Free Fund’s “tax-equivalent” yield shows the level of the taxable yield needed to produce an after-tax yield equivalent to a Fund’s tax-free yield. A Fund’s tax-equivalent yield will always be higher than its yield.

For the SBH Colorado Tax Free Fund, the tax-equivalent yield is calculated by: (a) dividing the portion of the Fund’s yield that is exempt from both federal and Colorado state income taxes by one minus a stated combined federal and state income tax rate; (b) dividing the portion of the Fund’s yield that is exempt from federal income tax only by one minus a stated federal income tax rate, and (c) adding the figures resulting from (a) and (b) above to that portion, if any, of the Fund’s yield that is not exempt from federal income tax. For the SBH Municipal Opportunities Fund, the tax-equivalent yield is calculated similarly with the exception of the impact of the Colorado-specific tax rate.

Total Return Calculations

The average annual total return (before taxes) represents the average annual percentage change in the value of an investment in a Fund over a specified measuring period. Average annual returns for more than one year tend to smooth out variations in a Fund’s return and are not the same as actual annual results. Each Fund computes its average annual total return (before taxes) by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Where:	ERV=	ending redeemable value at the end of the period covered by computation of a hypothetical $1,000 payment made at the beginning of the period.

	P=	hypothetical initial payment of $1,000.
	N=	period covered by the computation, expressed in terms of years.

The aggregate total return reflects income and capital appreciation/depreciation and establishes a total percentage change in the value of an investment in a Fund over a specified measuring period. It is computed by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

The calculations of average annual total return (before taxes) and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged by the Trust to all shareholder accounts. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) that would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income taxes rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) that would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term). When the return after taxes on distributions and redemption of shares is higher than returns after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of shares, capital loss is recorded as a tax benefit which increases returns.

The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (collectively, “Materials”) a total return figure that more accurately compares a Fund’s performance with other measures of investment return. For example, in comparing a Fund’s total return with data published by Lipper, Inc., or Morningstar, Inc., or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the Materials by assuming the investment of $10,000 in shares of a Fund and assuming the reinvestment of all dividends and distributions. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

The Funds may also from time to time include discussions or illustrations of the effects of compounding in Materials. “Compounding” refers to the fact that, if dividends or other distributions on an investment in a Fund are paid in the form of additional shares of the Fund, any future income or capital appreciation of the Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the investment in the Fund would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The materials may also refer to or describe the types of clients the Adviser advises, and describe the Adviser’s method of operation, internal work environment, procedure and philosophy. The Funds may also include in Materials charts, graphs or drawings that compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material that highlight or summarize the information discussed in more detail therein. From time to time, the materials may include contests or promotions that may include the award of Fund shares as prizes, and a waiver of certain minimum amount requirements to open an account.

MISCELLANEOUS

As used in this SAI, a “majority of the outstanding shares” of a Fund or a class of shares means, with respect to the approval of an investment advisory agreement, a distribution plan or as a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular Fund or class represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or class are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund or class.

Because the ETF Class shares of the Portfolios have not been offered prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding ETF Class shares of the Funds as of the date of this SAI. In addition, no person owned, beneficially or of record, more than 25% of the outstanding shares of a Fund’s ETF Class. Finally, the Trustees and Officers of the Trust, as a group, held less than 1% of the outstanding ETF Class shares of the Funds.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks – Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“Prime-1” – Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” – Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime-3” – Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” – Issuers do not fall within any of the Prime rating categories.

Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments that is solely reliant upon a sustained, favorable business and economic environment.

“D” – Securities are in actual or imminent payment default.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

-	PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” – Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” – Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

“Baa” – Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” – Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” – Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” – Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” – Bonds represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” – Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” – Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD”

obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to categories below “CCC”.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

• Positive means that a rating may be raised.

• Negative means that a rating may be lowered.

• Stable means that a rating is not likely to change.

• Developing means a rating may be raised or lowered.

• N.M. means not meaningful.

Moody’s

Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events that, in Moody’s opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody’s Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Municipal Note Ratings

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody’s Investment Grade (“MIG”) and are divided into three levels – MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue’s specific structural or credit features. The following summarizes the ratings by Moody’s for these short-term obligations:

“MIG-1”/”VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/”VMIG-2” – This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

“MIG-3”/”VMIG-3” – This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

Appendix B

Summary of CI SBH Asset Management’s Proxy Voting Policy

The Board has delegated responsibility for decisions regarding voting for securities held by the Fund to the Fund’s Adviser. The Adviser relies on a third-party vendor, Institutional Shareholder Services (“ISS”), to research, vote and record all proxy ballots for the security positions maintained on clients’ behalf and for which the Adviser has voting authority. Annually, the Adviser reviews ISS’ independence and its Proxy Voting Guidelines. The Adviser follows ISS’ General Guidelines on most issues for shareholder votes.

In the rare instance when a portfolio manager or analyst believes that an ISS recommendation would be to the detriment of the Adviser’s investment clients, the Adviser can and will override ISS’ recommendation through a manual vote. If more than one investment team holds the security, the decision to override should be authorized by a member of each investment team. The final authorization to override an ISS recommendation must be approved by the Chief Compliance Officer (CCO) or President of the Adviser. A written record supporting the decision to override the ISS recommendation will be maintained.

Generally, for stocks traded on foreign exchanges, the Adviser will exercise its voting authority. However, if the Adviser believes that by voting, a client will incur excessive expense or that a lack of liquidity of a stock may be an issue or for any other reason that seeks to optimize the benefit to the client, the Adviser may not exercise its voting authority after considering all relevant factors.

For any matters subject to proxy vote for mutual funds in which the Adviser is an affiliated party, the Adviser will vote on behalf of clients invested in such mutual funds in accordance with ISS recommendations, with no exceptions.

Client information is automatically recorded in ISS’ system for recordkeeping. ISS provides the necessary reports for the Trust to prepare its Form N-PX annually.

You may obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling (800) 392-2673 or by writing to SBH Funds at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. A copy of the policies will be mailed to you within three days of receipt of your request. You may also obtain a copy of the policies from the Fund’s documents filed with the SEC, which are available on the SEC’s website at www.sec.gov. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above.

PART C – OTHER INFORMATION

Item 28.	Exhibits.

(a)	(1)

Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).

(2)

Amendment dated July 16, 1990 to Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).

(3)

Amendment No. 2 dated November 12, 2003 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (1)(c) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

(4)

Amendment No. 3 dated February 19, 2010 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No 71 as filed with the Commission on April 30, 2010 (Registration No. 2-75677).

(5)

Amendment No. 4 dated April 29, 2014 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(5) to Post-Effective Amendment No. 83 as filed with the Commission on April 30, 2014 (Registration No. 2-75677).

(6)

Amendment No. 5 dated April 26, 2018 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(6) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).

(7)

Form of Amendment No. 6 dated August 23, 2019 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).

(b)	(1)

Registrant's Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).

(2)

Amendment No. 1 dated November 15, 2006 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(2) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).

(3)

Amendment No. 2 dated May 1, 2018 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(3) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).

(c)

See Articles IV, V and VIII of the Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); Amendment to Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); and Article II, Article V and Sections 6.1 and 6.4 of Article VI of the Amended and Restated Code of Regulations which is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).

(d)	(1)

Fee Waiver Letter Agreement dated May 1, 2025 between Registrant and Segall Bryant & Hamill LLC relating to each series of the Trust is incorporated herein by reference to Post-Effective Amendment No. 150 as filed with the Commission on April 30, 2025 (Registration No. 2-75677).

(2)

Investment Advisory Agreement dated August 12, 2025 between Registrant and Segall Bryant & Hamill LLC relating to each series of the Trust is incorporated herein by reference to Post-Effective Amendment No. 151 as filed with the Commission on December 30, 2025 (Registration No. 2-75677).

	(3)

Amendment No. 1 dated August 15, 2025 to Investment Advisory Agreement between Registrant and Segall Bryant & Hamill LLC relating to the Segall Bryant & Hamill All Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 151 as filed with the Commission on December 30, 2025 (Registration No. 2-75677).

	(4)

Amendment No. 2 dated September 26, 2025 to Investment Advisory Agreement between Registrant and Segall Bryant & Hamill LLC relating to the Segall Bryant & Hamill Select Equity ETF is incorporated herein by reference to Post-Effective Amendment No. 151 as filed with the Commission on December 30, 2025 (Registration No. 2-75677).

	(5)	Amendment No. 3 dated [], 2026 to Investment Advisory Agreement between Registrant and Segall Bryant & Hamill LLC to be filed by amendment.
	(6)

Fee Waiver Letter Agreement dated August 12, 2025 between Registrant and Segall Bryant & Hamill LLC relating to each series of the Trust is incorporated herein by reference to Post-Effective Amendment No. 151 as filed with the Commission on December 30, 2025 (Registration No. 2-75677).

	(7)	Amendment dated [], 2026 to the Fee Waiver Letter Agreement between the Registrant and Segall Bryant & Hamill LLC to be filed by amendment.
(e)	(1)

Distribution Agreement between the Registrant, Ultimus Fund Distributors, LLC and Segall Bryant & Hamill LLC dated July 1, 2025 is incorporated herein by reference to Post-Effective Amendment No. 151 as filed with the Commission on December 30, 2025 (Registration No. 2-75677).

	(2)

ETF Distribution Agreement between the Registrant and Northern Lights Distributors, LLC dated July 1, 2025 relating to the Segall Bryant & Hamill Select Equity ETF is incorporated herein by reference to Post-Effective Amendment No. 151 as filed with the Commission on December 30, 2025 (Registration No. 2-75677).

	(3)	Amendment dated [], 2026 to Distribution Agreement between the Registrant and Ultimus Fund Distributors, LLC to be filed by amendment.
	(4)	[Reserved]
	(5)	[Reserved]
	(6)	[Reserved]
	(7)

Form of Broker/Dealer Selling Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

	(8)

Form of Shareholder Servicing Agreement is incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

(f)	(1)

Westcore Trust Deferred Compensation Plan (as amended and restated effective February 13, 2008) is incorporated herein by reference to Exhibit (f) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

	(2)

Amendment dated December 31, 2010 to Deferred Compensation Plan is incorporated herein by reference to Exhibit (f)(1) to Post-Effective Amendment No. 72 as filed with the Commission on April 29, 2011 (Registration No. 2-75677).

(g)	(1)

Custody Agreement dated May 6, 2019, between Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).

	(2)

Amendment to Custody Agreement dated December 31, 2019, between Registrant and Brown Brothers Harriman & Co. regarding Segall Bryant & Hamill Small Cap Core is incorporated herein by reference to Post-Effective Amendment No. 123 filed with the Commission on April 29, 2022 (Registration No. 2-75677).

(3)

Amendment dated August 30, 2023 to Custody Agreement dated December 31, 2019, between Registrant and Brown Brothers Harriman, & Co. is incorporated herein by reference to Post-Effective Amendment No. 139 as filed with the Commission on September 22, 2023.

(4)

Amendment dated December 4, 2023 to Custody Agreement dated December 31, 2019, between Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Post-Effective Amendment No. 148 as filed with the Commission on December 29, 2023.

(5)	Amendment dated [], 2026 to Custody Agreement dated December 31, 2019, between Registrant and Brown Brothers Harriman & Co. to be filed by amendment.

(h)	(1)	(i)

Fourth Amended and Restated Administration Agreement dated August 19, 2021 between Registrant and Segall Bryant & Hamill LLC relating to Registrant’s Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global All Cap Fund, Segall Bryant & Hamill Workplace Equality Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund, and Segall Bryant & Hamill Colorado Tax Free Fund is incorporated herein by reference to Post-Effective Amendment No. 130 filed with the Commission on March 28, 2023 (Registration No. 2-756677).

	(1)	(ii)

Amendment No. 1 dated December 8, 2023 to Fourth Amended and Restated Administration Agreement dated August 19, 2021 between Registrant and Segall Bryant & Hamill LLC is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the Commission on December 8, 2023 (Registration No. 2-75677).

	(1)	(iii)	Amendment No. 2 dated [], 2026 to Fourth Amended and Restated Administration Agreement dated August 19, 2021 between Registrant and Segall Bryant & Hamill LLC to be filed by amendment.
	(2)	(i)

Form of Master Services Agreement dated May 3, 2019 between Registrant and Ultimus Fund Solutions, LLC is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 106 as filed with the Commission on April 30, 2019 (Registration No. 2-75677).

(ii)

Amendment No. 1 dated October 30, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).

(iii)

Amendment No. 2 dated December 9, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(iii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).

(iv)

Amendment No. 3 dated December 30, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(iv) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).

(v)

Amendment dated January 1, 2020, to the Master Services Agreement and Fund Accounting and Fund Administration Fee Letter between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference to Exhibit (h)(2)(v) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).

(vi)

Amendment No. 4 dated April 8, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).

(vii)

Amendment No. 5 dated September 17, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).

(viii)

Amendment No. 6 dated September 22, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).

(ix)

Amendment No. 7 dated September 25, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).

(x)

Derivatives Risk Management Program Support Services Addendum dated August 1, 2022 to the Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC Dated May 3, 2019 relating to the Segall Bryant & Hamill Fundamental International Small Cap Fund and the Segall Bryant & Hamill Colorado Tax Free Fund is incorporated herein by reference to Post-Effective Amendment No. 130 filed with the Commission on March 28, 2023 (Registration No. 2-75677).

(xi)

Amendment No. 8 dated May 3, 2023, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference to Post-Effective Amendment No. 139 as filed with the Commission on September 22, 2023.

(xii)

Amendment No. 9 dated August 24, 2023, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference to Post-Effective Amendment No. 139 as filed with the Commission on September 22, 2023.

(xiii)

Amendment No. 10 dated November 16, 2023 to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the Commission on December 8, 2023 (Registration No. 2-75677).

(xiv)

Amendment No. 11 dated March 1, 2024 to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference to Post-Effective Amendment No. 149 as filed with the Commission on April 29, 2024 (Registration No. 2-75677).

(xv)

Form of Amendment No. 12 dated May 1, 2024 to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference to Post-Effective Amendment No. 149 as filed with the Commission on April 29, 2024 (Registration No. 2-75677).

(xvi)

Tailored Shareholder Report Services Addendum dated May 1, 2024 to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference Post-Effective Amendment No. 150 as filed with the Commission on April 30, 2025 (Registration No. 2-75677).

		(xvii)

Tailored Shareholder Report Services Addendum dated May 1, 2024 to the ETF Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated August 30, 2023 on behalf of the Segall Bryant & Hamill Select Equity ETF is incorporated herein by reference to Post-Effective Amendment No. 150 as filed with the Commission on April 30, 2025 (Registration No. 2-75677).

	(3)

Shareholder Services Plan dated December 8, 2023 between Registrant and Segall Bryant & Hamill, LLC is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the Commission on December 8, 2023 (Registration No. 2-75677).

	(4)

Form of Authorized Participant Agreement between the Registrant, Distributor and a participant, is incorporated herein by reference to Post-Effective Amendment No. 136 as filed with the Commission on August 25, 2023 (Registration No. 2-75677).

	(5)	(i)

Form of ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC relating to the Registrant’s Segall Bryant & Hamill Select Equity ETF is incorporated herein by reference to Post-Effective Amendment No. 136 as filed with the Commission on August 25, 2023 (Registration No. 2-75677).

		(ii) Amendment dated [], 2026 to ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC to be filed by amendment.
(i)	(1)

Opinion of Davis Graham & Stubbs LLP, counsel to the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 154 as filed with the Commission on April 29, 2026 (Registration No. 2-75677).

	(2)

Opinion of David Graham & Stubbs LLP, counsel to the Registrant, relating to the ETF Shares of the Segall Bryant & Hamill Plus Bond Fund and Segall Bryant & Hamill Municipal Opportunities Fund to be filed by amendment.

(j)	(1)	Not applicable.
(k)	None.
(l)	None.
(m)	None.
(n)	(1)

Rule 18f-3 Plan, authorized August 21, 2007, as amended December 8, 2023, is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the Commission on December 8, 2023 (Registration No. 2-75677).

(n)	(2)	Amended and Restated Rule 18f-3 Plan, as amended [], 2026 to be filed by amendment.
(p)	(1)

Amended Code of Ethics of Registrant dated as of February 22, 2006 is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 60 as filed with the Commission on September 28, 2006 (Registration No. 2-75677).

	(2)

Code of Ethics of Segall Bryant & Hamill, LLC dated as of January 2, 2025 is incorporated herein by reference to Post-Effective Amendment No. 150 as filed with the Commission on April 30, 2025 (Registration No. 2-75677).

	(3)	Ultimus Fund Distributors, LLC Code of Ethics dated June 20, 2023 is incorporated herein by reference to Post-Effective Amendment No. 139 as filed with the Commission on September 22, 2023.
(q)	(1)

Power of Attorney for Janice M. Teague, Thomas J. Abood, John A. DeTore, Rick A. Pederson, James A. Smith, Lloyd “Chip” Voneiff and Neal J. Andrews dated June 16, 2023 is incorporated herein by reference to Post-Effective Amendment No. 133 as filed with the Commission on June 16, 2023 (Registration No. 2-75677).

(q)	(2)

Power of Attorney for Kathryn Burns dated August 26, 2024 is incorporated herein by reference to Post-Effective Amendment No. 150 as filed with the Commission on April 30, 2025 (Registration No. 2-75677).

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

Registrant is controlled by its Board of Trustees. Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies. (See “Management of the Funds – Trustees and Officers” in Part B hereof.)

Item 30.	Indemnification.

Amended and Restated Declaration of Trust. Section 9.3 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, as amended, incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677) and Exhibit (a)(4) to Post-Effective Amendment No. 71 (Registration No. 2-75677), provides as follows:

9.3 Indemnification of Trustees, Representatives and Employees. The Trust shall indemnify its Trustees, to the fullest extent permitted by law, against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee, except with respect to any matter as to which he shall have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided that any such indemnification shall be preceded by a reasonable and fair determination that an indemnification shall be made, where such reasonable and fair means of determination would include: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the indemnitee was not liable by reason of disabling conduct, or (b) the reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, by either (i) the vote of a majority of Trustees who are neither “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding, or (ii) by the written opinion of independent legal counsel; and further provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification; and further provided that, as a condition to the advance either: (x) the indemnitee shall provide a security for his or her undertaking; (y) the Trust shall be insured against losses arising by reason of any lawful advances; or (z) either (i) a majority of Trustees who are neither “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding or (ii) independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

For the purpose of this Section 9.3, representatives shall mean the officers of the Trust, as elected or appointed by the Trustees from time to time.

Section 9.6 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, incorporated herein by reference as Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

9.6 Indemnification of Shareholders. In case any shareholder or former shareholder shall be held to be personally liable solely by reason of his being or having been shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Distribution Agreement and Master Services Agreement. Indemnification of Registrant’s trustees, officers and controlling persons against any and all claims, demands, liabilities and expenses arising directly or indirectly out of (1) the Indemnifying Party’s failure to exercise the standard of care set forth above unless such Losses were caused in part by the Indemnitees own willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties hereunder; (2) any violation of Applicable Law by the Indemnifying Party or its affiliated persons or agents relating to this Agreement and the activities thereunder; and (3) any material breach by the Indemnifying Party or its affiliated persons or agents of this Agreement. is provided for in Section 11.3 of the Distribution Agreement dated May 3, 2019, is incorporated herein by reference to Exhibit (e)(2)(i) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677) and Section 10.3 of the Master Services Agreement dated May 3, 2019 are incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).

“Indemnified Party” means (i) the Trust; (ii) each current, former and future officer, trustee, beneficial interest holder, employee, agent, attorney, predecessor, successor, representative or affiliate of the Trust, but not Segall Bryant & Hamill LLC or any of Segall Bryant & Hamill LLC’s current, former and future officers, trustees, beneficial interest holders, employees, agents, attorneys, predecessors, successors or representatives; (iii) any successor, assign, heir, estate or legal representative of any of the parties described in clauses (i) or (ii); and (iv) any series or portfolio of the Trust.

“Claims” means any and all actions, suits, claims, rights, causes of action, demands, damages, losses, liabilities, expenses, costs, attorneys’ fees or charges of whatever kind or nature, whether contingent or fixed, whether known or unknown, whether suspected or unsuspected, which any person (i) now has or claims to have, (ii) at any time had or claimed to have, or (iii) at any time hereafter may have or claim to have.

“Damages” means any and all costs, liabilities, obligations, losses, claims, expenses, damages or judgments of any kind, including reasonable attorneys’ fees and the fees of accountants and experts.

Other. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. Registrant will not pay an insurance premium for insurance coverage which indemnifies for any act for which Registrant itself cannot indemnify. Generally, trustees and officers of the Registrant are indemnified under contracts entered into with unaffiliated third parties in the ordinary course of business against losses, claims, damages, liabilities and expenses arising out of negligence or willful misconduct, violation of applicable law, breach of material provisions of such contracts or of representations, warranties or covenants made in such contracts.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser.

Each Adviser to the Registrant is registered under the Investment Advisers Act of 1940. The current Uniform Application for Investment Adviser Registration (“Form ADV”) filed with the SEC by each Adviser is incorporated by reference in response to this item. A list of each Adviser’s File No. and CRD No. is below.

To Registrant’s knowledge, none of the directors or senior executive officers of Segall Bryant & Hamill, LLC is, or has been at any time during Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

Adviser	File No.	CRD No.
Segall Bryant & Hamill, LLC	801-47232	106505

Item 32.	Principal Underwriters.

1. (a) Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, also acts as the principal underwriter for the following other open-end and closed-end investment companies:

Axxes Private Markets Fund

Axxes Opportunistic Credit Fund

Beacon Pointe Multi-Alternative Fund

Booster Income Opportunities Fund

Bruce Fund, Inc.

CM Advisors Family of Funds

Caldwell Orkin Funds, Inc.

Cantor Fitzgerald Commodity Strategy Trust

Cantor Select Portfolios Trust

Cantor Fitzgerald Infrastructure Fund

Cantor Fitzgerald Variable Insurance Fund

Capitol Series Trust

CAZ Strategic Opportunities Fund

Centaur Mutual Funds Trust

Chesapeake Investment Trust

Commonwealth International Series Trust

Conestoga Funds

Connors Funds

Cyber Hornet Trust

Dynamic Alternatives Fund

Eubel Brady & Suttman Mutual Fund Trust

Exchange Place Advisors Trust

Fairway Private Equity & Venture Capital Opportunities Fund

Fairway Private Markets Fund

Flat Rock Enhanced Income Fund

Flat Rock Core Income Fund

Flat Rock Opportunity Fund

HC Capital Trust

Hussman Investment Trust

James Advantage Funds

Johnson Mutual Funds

Lind Capital Partners Municipal Credit Income Fund

MidBridge Private Markets Fund

MSS Series Trust

New Age Alpha Funds Trust

New Age Alpha Variable Funds Trust

Oak Associates Funds

OneAscent Capital Opportunities Fund

OneFund Trust

Papp Investment Trust

Peachtree Alternative Strategies Fund

PennantPark Investment Advisers

Plumb Funds

Prospect Enhanced Yield Fund

Private Debt & Income Fund

RM Opportunity Trust

Sardis Credit Opportunities Fund

Schwartz Investment Trust

The Cutler Trust

The Investment House Funds

Ultimus Managers Trust

Unified Series Trust

Valued Advisers Trust

VELA Funds

Volumetric Fund

Waycross Independent Trust

WesMark Funds

Williamsburg Investment Trust

XD Fund Trust

Yorktown Funds

83 Investment Group Income Fund

(b) To the best of Registrant’s knowledge, the directors and executive officers of Ultimus Fund Distributors, LLC, are as follows:

Name	Position with Distributor	Position with Registrant
Kevin Guerette	President	None
Stephen L. Preston	Senior Vice President, Financial Operations Principal, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	None
Douglas K. Jones	Vice President	None
Melvin Van Cleave	Chief Information Security Officer	None
Gregory Evans	Assistant Chief Compliance Officer and FINOP	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246.

(c) None.

2.

(a) Northern Lights Distributors, LLC is the principal underwriter for some series of the Trust. Northern Lights Distributors serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Atlas U.S. Tactical Income Fund, Inc., Atlas U.S. Government Money Market Fund, Inc., Boyar Value Fund Inc., Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, CIM Real Assets & Credit Fund, Princeton Everest Fund, Segall Bryant & Hamill Trust (ETF), US Treasury Fund, The Saratoga Advantage Trust, Texas Capital Funds Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Two Roads Shared Trust, Zacks Trust, Ultimus Manager’s Trust (ETF), Capitol Series Trust (ETF), Valued Advisers Trust (ETF), and Unified Series Trust (ETF).

(b) The officers of Northern Lights Distributors, LLC are as follows:

Name	Position with Distributor	Position with Registrant
Kevin Guerette	President	None
Bill Strait	Secretary, General Counsel, and Manager	None
Stephen Preston	Treasurer, FINOP, CCO and AML Officer	None
David James	Manager	None
Melvin Van Cleave	Chief Information Security Officer	None
Gregory Evans	Assistant Chief Compliance Officer and FINOP	None

The address of the Distributor and each of the above-named persons is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474.

(c) None.

Item 33.	Location of Accounts and Records.

(a) Segall Bryant & Hamill, LLC, 10 S. Wacker, Suite 3100, Chicago, IL 60606 and 200 Clayton Street, Third Floor, Denver, Colorado 80206 (records relating to its function as investment adviser for the Registrant).

(b) Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246 (records relating to its functions as administrator, transfer agent and bookkeeping and pricing agent for each of Registrant’s investment portfolios).

(c) Ultimus Fund Distributors, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246 (records relating to its function as distributor for each of the Registrant’s investment portfolios, excluding the Segall Bryant & Hamill Select Equity ETF).

(d) Northern Lights Distributors, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246 (records relating to its function as distributor for the Segall Bryant & Hamill Select Equity ETF).

(e) Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110 (records relating to its functions as custodian for each of the Registrant’s investment portfolios).

Item 34.	Management Services.

None.

Item 35.	Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, and State of Colorado, on the 9th day of October, 2026.

SEGALL BRYANT & HAMILL TRUST
Registrant

By:	/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant’s Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

*		October 9, 2026
Janice M. Teague	Chairman of the Board of Trustees

*		October 9, 2026
Thomas J. Abood	Trustee

*		October 9, 2026
Kathryn Burns	Trustee

*		October 9, 2026
Rick A. Pederson	Trustee

*		October 9, 2026
John A. DeTore	Trustee

*		October 9, 2026
James A. Smith	Trustee

/s/ Carolyn B. Goldhaber	President	October 9, 2026
Carolyn B. Goldhaber

/s/ Jennifer L. Leamer		October 9, 2026
Jennifer L. Leamer	Treasurer (Principal Financial Officer and Chief Accounting Officer)

/s/ Jasper R. Frontz		October 9, 2026
Jasper R. Frontz	Chief Compliance Officer
*By Jasper R. Frontz in his capacity as Attorney-in-fact.

EXHIBIT LIST

None.